United States Securities and Exchange Commission

Washington, DC 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number 811-07736

Janus Aspen Series
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 3/31/18

Item 1. Schedule of Investments.
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Janus Henderson VIT Global Allocation Portfolio - Moderate

Schedule of Investments (unaudited)

March 31, 2018

Shares		Value
Investment Companies£ – 100.3%
Alternative Funds – 11.2%
Janus Henderson Diversified Alternatives Fund - Class N Shares	86,301	$887,171
Equity Funds – 58.4%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	40,187	421,959
Janus Henderson Asia Equity Fund - Class N Shares	7,254	87,989
Janus Henderson Contrarian Fund - Class N Shares	8,543	166,495
Janus Henderson Emerging Markets Fund - Class N Shares	23,690	256,324
Janus Henderson Enterprise Fund - Class N Shares	1,897	236,153
Janus Henderson Forty Fund - Class N Shares	3,165	108,463
Janus Henderson Global Real Estate Fund - Class N Shares	19,604	224,074
Janus Henderson Global Select Fund - Class N Shares	17,022	291,075
Janus Henderson International Managed Volatility Fund - Class N Shares	37,330	348,291
Janus Henderson International Value Fund - Class N Shares	32,003	364,839
Janus Henderson Large Cap Value Fund - Class N Shares	24,182	366,838
Janus Henderson Mid Cap Value Fund - Class N Shares	7,905	129,484
Janus Henderson Overseas Fund - Class N Shares	19,714	652,126
Janus Henderson Small Cap Value Fund - Class N Shares	9,479	211,103
Janus Henderson Triton Fund - Class N Shares	6,995	212,232
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	25,744	286,277
Janus Henderson VIT Global Research Portfolio - Institutional Shares	5,365	277,784
		4,641,506
Fixed Income Funds – 30.7%
Janus Henderson Global Bond Fund - Class N Shares	212,972	2,087,122
Janus Henderson Short-Term Bond Fund - Class N Shares	118,671	353,639
		2,440,761
Total Investments (total cost $7,439,236) – 100.3%		7,969,438
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(24,844)
Net Assets – 100%		$7,944,594

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/18
Investment Companies – 100.3%
Alternative Funds – 11.2%
Janus Henderson Diversified Alternatives Fund - Class N Shares	$—	$(380)	$8,631	$887,171
Equity Funds – 58.4%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	—	(533)	(4,666)	421,959
Janus Henderson Asia Equity Fund - Class I Shares	—	65	(13,330)	—
Janus Henderson Asia Equity Fund - Class N Shares	—	(38)	13,822	87,989
Janus Henderson Contrarian Fund - Class N Shares	—	(99)	5,220	166,495
Janus Henderson Emerging Markets Fund - Class N Shares	—	293	(535)	256,324
Janus Henderson Enterprise Fund - Class N Shares	—	(57)	10,779	236,153
Janus Henderson Forty Fund - Class N Shares	—	(70)	4,842	108,463
Janus Henderson Global Real Estate Fund - Class I Shares	—	(101)	(21,473)	—
Janus Henderson Global Real Estate Fund - Class N Shares	650	(93)	20,424	224,074
Janus Henderson Global Select Fund - Class N Shares	—	178	3,663	291,075
Janus Henderson International Managed Volatility Fund - Class N Shares	—	245	2,350	348,291
Janus Henderson International Value Fund - Class N Shares	—	(286)	(6,646)	364,839
Janus Henderson Large Cap Value Fund - Class N Shares	—	(1,023)	(6,471)	366,838
Janus Henderson Mid Cap Value Fund - Class N Shares	—	(360)	(2,736)	129,484

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/18
Investment Companies – (continued)
Equity Funds – (continued)
Janus Henderson Overseas Fund - Class N Shares	—	405	9,408	652,126
Janus Henderson Small Cap Value Fund - Class N Shares	—	(381)	(6,195)	211,103
Janus Henderson Triton Fund - Class N Shares	—	191	9,053	212,232
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	—	(209)	4,542	286,277
Janus Henderson VIT Global Research Portfolio - Institutional Shares	—	495	2,218	277,784
Total Equity Funds	$650	$(1,379)	$24,269	$4,641,506
Fixed Income Funds – 30.7%
Janus Henderson Global Bond Fund - Class N Shares	14,358	(190)	44,054	2,087,122
Janus Henderson Short-Term Bond Fund - Class N Shares	1,936	(81)	(3,411)	353,639
Total Fixed Income Funds	$16,294	$(271)	$40,643	$2,440,761
Total Affiliated Investments – 100.3%	$16,944	$(2,030)	$73,543	$7,969,438

(1) For securities that were affiliated for a portion of the period ended March 31, 2018, this column reflects amounts for the entire period ended March 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 3/31/18
Investment Companies – 100.3%
Alternative Funds – 11.2%
Janus Henderson Diversified Alternatives Fund - Class N Shares	82,982	5,405	(2,086)	86,301
Equity Funds – 58.4%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	38,641	2,517	(971)	40,187
Janus Henderson Asia Equity Fund - Class I Shares	6,976	311	(7,287)	—
Janus Henderson Asia Equity Fund - Class N Shares	—	7,322	(68)	7,254
Janus Henderson Contrarian Fund - Class N Shares	8,214	535	(206)	8,543
Janus Henderson Emerging Markets Fund - Class N Shares	22,779	1,484	(573)	23,690
Janus Henderson Enterprise Fund - Class N Shares	1,824	119	(46)	1,897
Janus Henderson Forty Fund - Class N Shares	3,043	198	(76)	3,165
Janus Henderson Global Real Estate Fund - Class I Shares	18,796	840	(19,636)	—
Janus Henderson Global Real Estate Fund - Class N Shares	—	19,786	(182)	19,604
Janus Henderson Global Select Fund - Class N Shares	16,368	1,066	(412)	17,022
Janus Henderson International Managed Volatility Fund - Class N Shares	35,894	2,338	(902)	37,330
Janus Henderson International Value Fund - Class N Shares	30,773	2,004	(774)	32,003
Janus Henderson Large Cap Value Fund - Class N Shares	23,252	1,514	(584)	24,182
Janus Henderson Mid Cap Value Fund - Class N Shares	7,601	495	(191)	7,905
Janus Henderson Overseas Fund - Class N Shares	18,955	1,235	(476)	19,714
Janus Henderson Small Cap Value Fund - Class N Shares	9,115	593	(229)	9,479
Janus Henderson Triton Fund - Class N Shares	6,726	438	(169)	6,995
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	24,755	1,612	(623)	25,744

Share Balance at 12/31/17	Purchases	Sales	Share Balance at 3/31/18
Investment Companies – (continued)
Equity Funds – (continued)
Janus Henderson VIT Global Research Portfolio - Institutional Shares	5,158	336	(129)	5,365
Fixed Income Funds – 30.7%
Janus Henderson Global Bond Fund - Class N Shares	203,360	14,735	(5,123)	212,972
Janus Henderson Short-Term Bond Fund - Class N Shares	113,483	8,045	(2,857)	118,671

Notes to Schedule of Investments (unaudited)

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies
Alternative Funds	$887,171	$-	$-
Equity Funds	4,641,506	-	-
Fixed Income Funds	2,440,761	-	-
Total Assets	$7,969,438	$-	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Global Allocation Portfolio - Moderate (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in other Janus funds (the “underlying funds”). The Trust offers 12 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks total return through growth of capital and income. The Portfolio is classified as diversified, as defined in the 1940 Act.

Underlying Funds

The Portfolio invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Portfolio has a target allocation, which is how the Portfolio's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Portfolio's asset class allocations generally will vary over short-term periods. The Portfolio's long-term expected average asset allocation is as follows: 55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Portfolio’s and underlying funds’ prospectuses available at janushenderson.com. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to the Portfolio’s shareholders.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

The Portfolio’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Portfolio invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Transactions with Affiliates

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2018 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2018 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing other than the following:

At a special meeting of shareholders of the Portfolio held on March 22, 2018, shareholders approved an Agreement and Plan of Reorganization that will result in the transfer of the assets and liabilities of the Portfolio to Janus Henderson Balanced Portfolio, effective on or about the close of business on April 27, 2018. As a result, shareholders of the Portfolio as of the Closing Date will become shareholders of Janus Henderson Balanced Portfolio, and the Portfolio will be terminated.

Janus Henderson VIT Balanced Portfolio

Schedule of Investments (unaudited)

March 31, 2018

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 2.9%
AmeriCredit Automobile Receivables 2016-1, 3.5900%, 2/8/22	$1,718,000	$1,733,963
AmeriCredit Automobile Receivables Trust 2015-2, 3.0000%, 6/8/21	1,180,000	1,179,911
AmeriCredit Automobile Receivables Trust 2016-2, 3.6500%, 5/9/22	1,165,000	1,177,942
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	5,378,970	5,280,371
Bain Capital Credit CLO 2017-2,
ICE LIBOR USD 3 Month + 0.9600%, 2.5000%, 4/23/31 (144A)	3,588,000	3,588,000
BAMLL Commercial Mortgage Securities Trust 2013-WBRK,
3.5343%, 3/10/37 (144A)‡	2,000,000	1,988,815
BAMLL Commercial Mortgage Securities Trust 2014-FL1,
ICE LIBOR USD 1 Month + 5.5000%, 3.5713%, 12/15/31 (144A)	824,955	791,985
BAMLL Commercial Mortgage Securities Trust 2014-FL1,
ICE LIBOR USD 1 Month + 4.0000%, 4.5744%, 12/15/31 (144A)	198,000	194,904
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 2.5000%, 3/15/37 (144A)	10,290,000	10,232,846
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	2,486,000	2,618,805
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	1,105,000	1,093,372
Caesars Palace Las Vegas Trust 2017-VICI, 4.1384%, 10/15/34 (144A)	1,596,000	1,624,837
Caesars Palace Las Vegas Trust 2017-VICI, 4.3540%, 10/15/34 (144A)‡	1,700,000	1,725,045
Caesars Palace Las Vegas Trust 2017-VICI - Class E,
4.3540%, 10/15/34 (144A)‡	2,263,000	2,214,321
CGMS Commercial Mortgage Trust 2017-MDDR,
ICE LIBOR USD 1 Month + 1.7500%, 3.5266%, 7/15/30 (144A)	934,000	933,998
CGMS Commercial Mortgage Trust 2017-MDDR,
ICE LIBOR USD 1 Month + 2.5000%, 4.2766%, 7/15/30 (144A)	589,000	588,998
CKE Restaurant Holdings Inc, 4.4740%, 3/20/43 (144A)	881,300	884,551
Domino's Pizza Master Issuer LLC, 3.4840%, 10/25/45 (144A)	3,077,190	3,071,836
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	1,314,395	1,328,512
Dryden 41 Senior Loan Fund,
ICE LIBOR USD 3 Month + 0.9700%, 2.9000%, 4/15/31 (144A)	2,478,000	2,478,000
Dryden 64 CLO Ltd, ICE LIBOR USD 3 Month + 0.9700%, 0%, 4/18/31 (144A)(a)	2,619,000	2,619,000
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.6000%, 4.4715%, 5/25/24	1,311,002	1,397,045
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 3.0000%, 4.8715%, 7/25/24	3,839,708	4,105,355
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 4.0000%, 5.8715%, 5/25/25	498,037	546,564
Flatiron CLO 18 Ltd, ICE LIBOR USD 3 Month + 0.9500%, 0%, 4/17/31 (144A)(a)	1,947,000	1,947,000
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 4.5000%, 6.3715%, 2/25/24	3,675,000	4,270,740
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 3.6000%, 5.4715%, 4/25/24	2,525,620	2,830,056
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20 (144A)§	1,025,588	963,055
GS Mortgage Securities Trust 2014-GSFL,
ICE LIBOR USD 1 Month + 5.9500%, 5.0108%, 7/15/31 (144A)	992,000	994,374
GSCCRE Commercial Mortgage Trust 2015-HULA,
ICE LIBOR USD 1 Month + 4.4000%, 6.1766%, 8/15/32 (144A)	1,558,000	1,563,870
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
3.5537%, 10/5/31 (144A)	336,000	333,093
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
4.0090%, 10/5/31 (144A)‡	513,000	507,178
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2,
5.6615%, 11/15/43 (144A)‡	933,000	926,895
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES,
3.6210%, 9/5/32 (144A)‡	1,084,000	1,070,376
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 0.8000%, 2.6715%, 11/25/50 (144A)§	3,920,000	3,916,145
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 1.0000%, 2.8715%, 11/25/50 (144A)§	772,000	770,966
MSSG Trust 2017-237P, 3.3970%, 9/13/39 (144A)	1,360,000	1,339,741
Octagon Investment Partners 36 Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 0%, 4/15/31 (144A)(a)	4,816,000	4,816,000
OSCAR US Funding Trust V, 2.7300%, 12/15/20 (144A)	570,000	567,385
OSCAR US Funding Trust V, 2.9900%, 12/15/23 (144A)	806,000	795,390
Santander Drive Auto Receivables Trust 2015-1, 3.2400%, 4/15/21	1,237,000	1,242,905
Santander Drive Auto Receivables Trust 2015-4, 3.5300%, 8/16/21	2,120,000	2,145,866
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 2.5000%, 4.2766%, 11/15/27 (144A)	654,000	646,164
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 3.2500%, 5.0266%, 11/15/27 (144A)	1,997,000	1,929,949
Starwood Retail Property Trust 2014-STAR,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
ICE LIBOR USD 1 Month + 4.1500%, 5.9266%, 11/15/27 (144A)	$1,059,000	$985,680
Station Place Securitization Trust 2017-3,
ICE LIBOR USD 1 Month + 1.0000%, 2.6025%, 7/24/18 (144A)§	3,142,000	3,142,288
Taco Bell Funding LLC, 3.8320%, 5/25/46 (144A)	1,032,925	1,038,678
Voya CLO 2018-1 Ltd, ICE LIBOR USD 3 Month + 0.9500%, 0%, 4/19/31 (144A)(a)	5,160,000	5,160,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, 5.4130%, 12/15/43‡	1,199,496	1,211,783
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.1325%, 5/15/46‡	529,455	536,074
Westlake Automobile Receivables Trust 2018-1, 2.9200%, 5/15/23 (144A)	196,000	194,969
Westlake Automobile Receivables Trust 2018-1, 3.4100%, 5/15/23 (144A)	195,000	194,688
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $99,706,440)		99,440,284
Bank Loans and Mezzanine Loans – 1.6%
Banking – 0%
Vantiv LLC, ICE LIBOR USD 3 Month + 2.0000%, 3.7766%, 8/9/24	141,000	141,680
Basic Industry – 0.2%
Axalta Coating Systems US Holdings Inc,
ICE LIBOR USD 3 Month + 2.0000%, 4.3020%, 6/1/24	5,829,391	5,837,436
Capital Goods – 0.1%
Reynolds Group Holdings Inc,
ICE LIBOR USD 3 Month + 2.7500%, 4.6269%, 2/5/23	3,817,343	3,835,056
Communications – 0.3%
Mission Broadcasting Inc, ICE LIBOR USD 3 Month + 2.5000%, 4.1642%, 1/17/24	223,990	224,550
Nexstar Broadcasting Inc, ICE LIBOR USD 3 Month + 2.5000%, 4.1642%, 1/17/24	1,739,383	1,743,731
Nielsen Finance LLC, ICE LIBOR USD 3 Month + 2.0000%, 3.7179%, 10/4/23	2,198,944	2,203,759
Sinclair Television Group Inc,
ICE LIBOR USD 3 Month + 2.5000%, 0%, 12/12/24(a)	2,660,000	2,669,975
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.0000%, 3.8769%, 1/19/21	204,930	205,475
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.1269%, 1/19/24	1,881,066	1,889,399
		8,936,889
Consumer Cyclical – 0.5%
Aramark Services Inc, ICE LIBOR USD 3 Month + 2.0000%, 3.8769%, 3/28/24	2,148,180	2,160,941
Golden Nugget Inc/NV, ICE LIBOR USD 3 Month + 3.2500%, 4.9786%, 10/4/23	2,428,712	2,449,671
Hilton Worldwide Finance LLC,
ICE LIBOR USD 3 Month + 2.0000%, 3.8715%, 10/25/23	5,384,991	5,410,893
KFC Holding Co, ICE LIBOR USD 3 Month + 2.0000%, 3.8082%, 6/16/23	6,550,321	6,562,636
Wyndham Hotels & Resorts Inc, 0%, 3/28/25(a),‡	1,099,000	1,099,000
		17,683,141
Consumer Non-Cyclical – 0.2%
Coty Inc, ICE LIBOR USD 3 Month + 2.2500%, 0%, 3/28/25(a)	5,450,000	5,436,375
Post Holdings Inc, ICE LIBOR USD 3 Month + 2.2500%, 3.6500%, 5/24/24	600,980	601,881
Quintiles IMS Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.3020%, 3/7/24	925,395	930,485
		6,968,741
Electric – 0%
NRG Energy Inc, ICE LIBOR USD 3 Month + 2.2500%, 0%, 6/30/23(a)	224,000	224,255
Technology – 0.3%
CommScope Inc, ICE LIBOR USD 3 Month + 2.5000%, 3.8769%, 12/29/22	2,406,528	2,417,069
SS&C Technologies Holdings Europe Sarl,
ICE LIBOR USD 3 Month + 2.5000%, 0%, 2/28/25(a)	2,214,843	2,224,765
SS&C Technologies Inc, ICE LIBOR USD 3 Month + 2.5000%, 0%, 2/28/25(a)	6,208,690	6,236,505
		10,878,339
Total Bank Loans and Mezzanine Loans (cost $54,468,959)		54,505,537
Corporate Bonds – 14.1%
Banking – 2.2%
Ally Financial Inc, 3.2500%, 11/5/18	1,453,000	1,454,816
Ally Financial Inc, 8.0000%, 12/31/18	844,000	870,375
Bank of America Corp, 2.5030%, 10/21/22	9,711,000	9,326,782
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0900%, 3.0930%, 10/1/25	1,560,000	1,498,982
Bank of America Corp, 4.1830%, 11/25/27	1,539,000	1,524,630
Bank of New York Mellon Corp, 2.4500%, 8/17/26	505,000	459,683
Bank of New York Mellon Corp, 3.2500%, 5/16/27	4,014,000	3,873,496
Capital One Financial Corp, 3.3000%, 10/30/24	2,126,000	2,052,722
Citigroup Inc, 4.6000%, 3/9/26	1,294,000	1,326,549
Citigroup Inc, 3.2000%, 10/21/26	1,916,000	1,822,631
Citigroup Inc, 4.3000%, 11/20/26	1,538,000	1,537,877
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28	5,465,000	5,431,909
Citizens Bank NA/Providence RI, 2.6500%, 5/26/22	1,287,000	1,246,724
Citizens Financial Group Inc, 3.7500%, 7/1/24	785,000	775,666
Citizens Financial Group Inc, 4.3500%, 8/1/25	613,000	618,626
Citizens Financial Group Inc, 4.3000%, 12/3/25	3,426,000	3,462,954
First Republic Bank/CA, 4.6250%, 2/13/47	1,656,000	1,698,662
Goldman Sachs Capital I, 6.3450%, 2/15/34	3,843,000	4,574,944
Goldman Sachs Group Inc, ICE LIBOR USD 3 Month + 1.2010%, 3.2720%, 9/29/25	3,466,000	3,334,812

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
Goldman Sachs Group Inc, 3.5000%, 11/16/26	$3,849,000	$3,705,886
JPMorgan Chase & Co, 2.2950%, 8/15/21	3,316,000	3,223,458
JPMorgan Chase & Co, 4.1250%, 12/15/26	2,276,000	2,285,856
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3370%, 3.7820%, 2/1/28	3,392,000	3,363,532
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3600%, 3.8820%, 7/24/38	3,216,000	3,120,178
Morgan Stanley, 3.9500%, 4/23/27	1,976,000	1,922,718
Morgan Stanley, ICE LIBOR USD 3 Month + 1.3400%, 3.5910%, 7/22/28	2,202,000	2,128,452
Santander UK PLC, 5.0000%, 11/7/23 (144A)	3,833,000	3,964,690
SVB Financial Group, 5.3750%, 9/15/20	2,429,000	2,560,086
Synchrony Financial, 4.5000%, 7/23/25	3,093,000	3,091,562
		76,259,258
Basic Industry – 1.0%
Anglo American Capital PLC, 4.4500%, 9/27/20	768,000	785,172
Anglo American Capital PLC, 4.1250%, 9/27/22 (144A)	580,000	586,922
CF Industries Inc, 4.5000%, 12/1/26 (144A)	2,811,000	2,850,614
CF Industries Inc, 5.3750%, 3/15/44	2,795,000	2,533,807
Freeport-McMoRan Inc, 3.1000%, 3/15/20	885,000	875,088
Freeport-McMoRan Inc, 3.5500%, 3/1/22	3,550,000	3,434,625
Freeport-McMoRan Inc, 4.5500%, 11/14/24	1,405,000	1,380,413
Freeport-McMoRan Inc, 5.4500%, 3/15/43	1,418,000	1,304,135
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	4,027,000	4,025,106
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	2,166,000	2,177,893
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	2,039,000	2,100,906
Sherwin-Williams Co, 2.7500%, 6/1/22	912,000	887,999
Sherwin-Williams Co, 3.1250%, 6/1/24	1,057,000	1,021,547
Sherwin-Williams Co, 3.4500%, 6/1/27	2,960,000	2,829,154
Steel Dynamics Inc, 4.1250%, 9/15/25	2,199,000	2,094,547
Steel Dynamics Inc, 5.0000%, 12/15/26	1,027,000	1,027,000
Teck Resources Ltd, 4.5000%, 1/15/21	919,000	924,744
Teck Resources Ltd, 4.7500%, 1/15/22	1,328,000	1,344,600
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	2,488,000	2,764,666
		34,948,938
Brokerage – 0.6%
Cboe Global Markets Inc, 3.6500%, 1/12/27	3,023,000	2,944,572
Charles Schwab Corp, 3.0000%, 3/10/25	930,000	901,422
Charles Schwab Corp, 3.2000%, 1/25/28	1,880,000	1,802,747
E*TRADE Financial Corp, 2.9500%, 8/24/22	3,047,000	2,965,195
E*TRADE Financial Corp, 3.8000%, 8/24/27	3,464,000	3,361,141
Lazard Group LLC, 4.2500%, 11/14/20	912,000	937,233
Raymond James Financial Inc, 5.6250%, 4/1/24	1,545,000	1,706,586
Raymond James Financial Inc, 3.6250%, 9/15/26	1,409,000	1,380,054
Raymond James Financial Inc, 4.9500%, 7/15/46	2,747,000	2,965,304
TD Ameritrade Holding Corp, 2.9500%, 4/1/22	375,000	371,521
TD Ameritrade Holding Corp, 3.6250%, 4/1/25	1,752,000	1,764,830
		21,100,605
Capital Goods – 1.1%
Arconic Inc, 5.8700%, 2/23/22	467,000	490,350
Arconic Inc, 5.1250%, 10/1/24	3,546,000	3,608,055
Arconic Inc, 5.9000%, 2/1/27	253,000	264,701
Ball Corp, 4.3750%, 12/15/20	1,565,000	1,590,431
CNH Industrial Capital LLC, 3.6250%, 4/15/18	2,969,000	2,969,742
HD Supply Inc, 5.7500%, 4/15/24 (144A)	3,206,000	3,377,361
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	5,335,000	5,620,209
Martin Marietta Materials Inc, 4.2500%, 7/2/24	1,531,000	1,566,303
Masonite International Corp, 5.6250%, 3/15/23 (144A)	998,000	1,026,693
Northrop Grumman Corp, 2.5500%, 10/15/22	3,184,000	3,084,608
Northrop Grumman Corp, 2.9300%, 1/15/25	2,741,000	2,626,714
Northrop Grumman Corp, 4.0300%, 10/15/47	1,411,000	1,352,025
Owens Corning, 4.2000%, 12/1/24	1,411,000	1,439,254
Owens Corning, 3.4000%, 8/15/26	678,000	652,577
Rockwell Collins Inc, 3.2000%, 3/15/24	1,356,000	1,317,481
Rockwell Collins Inc, 3.5000%, 3/15/27	2,319,000	2,235,876
Vulcan Materials Co, 4.5000%, 4/1/25	2,597,000	2,695,564
		35,917,944
Communications – 1.4%
American Tower Corp, 3.3000%, 2/15/21	2,413,000	2,412,029
American Tower Corp, 4.4000%, 2/15/26	1,580,000	1,595,747
American Tower Corp, 3.3750%, 10/15/26	2,919,000	2,743,953
AT&T Inc, 4.2500%, 3/1/27	2,946,000	2,976,185
AT&T Inc, 4.1000%, 2/15/28 (144A)	3,338,000	3,312,060
AT&T Inc, 5.2500%, 3/1/37	875,000	924,417
AT&T Inc, 5.1500%, 11/15/46 (144A)	1,968,000	2,008,008
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	2,252,000	2,268,890

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
CCO Holdings LLC / CCO Holdings Capital Corp, 5.0000%, 2/1/28 (144A)	$3,954,000	$3,706,875
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.9080%, 7/23/25	3,690,000	3,768,877
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.2000%, 3/15/28	1,198,000	1,145,960
Cox Communications Inc, 3.1500%, 8/15/24 (144A)	1,439,000	1,379,420
Crown Castle International Corp, 5.2500%, 1/15/23	1,968,000	2,090,616
Crown Castle International Corp, 3.2000%, 9/1/24	2,028,000	1,943,576
Crown Castle International Corp, 3.6500%, 9/1/27	2,862,000	2,725,124
Time Warner Inc, 3.6000%, 7/15/25	1,929,000	1,876,033
UBM PLC, 5.7500%, 11/3/20 (144A)	3,166,000	3,248,337
Verizon Communications Inc, 2.6250%, 8/15/26	6,068,000	5,537,952
Verizon Communications Inc, 4.8620%, 8/21/46	1,206,000	1,214,996
		46,879,055
Consumer Cyclical – 1.2%
1011778 BC ULC / New Red Finance Inc, 4.6250%, 1/15/22 (144A)	3,214,000	3,222,035
1011778 BC ULC / New Red Finance Inc, 4.2500%, 5/15/24 (144A)	2,992,000	2,857,360
Amazon.com Inc, 2.8000%, 8/22/24 (144A)	1,501,000	1,450,941
Amazon.com Inc, 3.1500%, 8/22/27 (144A)	4,781,000	4,609,681
DR Horton Inc, 3.7500%, 3/1/19	1,856,000	1,864,523
General Motors Co, 4.8750%, 10/2/23	2,289,000	2,387,764
General Motors Financial Co Inc, 3.2000%, 7/13/20	3,394,000	3,386,701
IHO Verwaltungs GmbH, 4.1250%, 9/15/21 (144A)	515,000	504,700
IHO Verwaltungs GmbH, 4.5000%, 9/15/23 (144A)	376,000	364,720
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,496,000	1,552,100
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	2,678,000	2,718,170
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	4,066,000	3,903,360
McDonald's Corp, 3.5000%, 3/1/27	2,166,000	2,140,423
MDC Holdings Inc, 5.5000%, 1/15/24	2,138,000	2,170,070
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc,
5.6250%, 5/1/24	1,246,000	1,283,380
MGM Resorts International, 6.6250%, 12/15/21	1,496,000	1,613,810
MGM Resorts International, 7.7500%, 3/15/22	538,000	599,198
MGM Resorts International, 6.0000%, 3/15/23	269,000	282,450
Tapestry Inc, 3.0000%, 7/15/22	633,000	611,503
Tapestry Inc, 4.1250%, 7/15/27	841,000	822,770
Toll Brothers Finance Corp, 4.0000%, 12/31/18	837,000	842,189
Toll Brothers Finance Corp, 5.8750%, 2/15/22	764,000	809,840
Toll Brothers Finance Corp, 4.3750%, 4/15/23	404,000	400,465
		40,398,153
Consumer Non-Cyclical – 1.8%
Abbott Laboratories, 3.8750%, 9/15/25	474,000	478,531
Abbott Laboratories, 3.7500%, 11/30/26	766,000	761,411
Allergan Funding SCS, 3.0000%, 3/12/20	1,863,000	1,853,186
Aramark Services Inc, 5.0000%, 2/1/28 (144A)	2,516,000	2,462,535
Becton Dickinson and Co, 2.8940%, 6/6/22	1,516,000	1,470,475
Becton Dickinson and Co, 3.3630%, 6/6/24	3,373,000	3,245,134
Celgene Corp, 2.7500%, 2/15/23	859,000	824,261
Constellation Brands Inc, 4.7500%, 12/1/25	333,000	350,520
Constellation Brands, Inc., 4.2500%, 5/1/23	2,885,000	2,954,188
CVS Health Corp, 4.7500%, 12/1/22	1,198,000	1,254,426
CVS Health Corp, 4.1000%, 3/25/25	4,016,000	4,040,974
CVS Health Corp, 4.3000%, 3/25/28	5,574,000	5,608,418
CVS Health Corp, 5.0500%, 3/25/48	1,969,000	2,066,778
HCA Inc, 3.7500%, 3/15/19	1,542,000	1,547,860
HCA Inc, 5.0000%, 3/15/24	1,908,000	1,927,080
HCA Inc, 5.2500%, 6/15/26	1,708,000	1,730,204
HCA Inc, 4.5000%, 2/15/27	2,001,000	1,930,965
McCormick & Co Inc/MD, 3.1500%, 8/15/24	809,000	784,719
Molson Coors Brewing Co, 3.0000%, 7/15/26	3,899,000	3,601,832
Post Holdings Inc, 5.0000%, 8/15/26 (144A)	697,000	662,150
Post Holdings Inc, 5.7500%, 3/1/27 (144A)	3,343,000	3,301,212
Post Holdings Inc, 5.6250%, 1/15/28 (144A)	1,970,000	1,881,350
Sysco Corp, 2.5000%, 7/15/21	630,000	618,190
Sysco Corp, 3.3000%, 7/15/26	1,390,000	1,340,616
Sysco Corp, 3.2500%, 7/15/27	1,121,000	1,071,049
Teva Pharmaceutical Finance Co BV, 2.9500%, 12/18/22	304,000	269,167
Teva Pharmaceutical Finance Netherlands III BV, 2.8000%, 7/21/23	1,761,000	1,491,516
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 4/15/24 (144A)	4,672,000	4,535,320
Teva Pharmaceutical Finance Netherlands III BV, 6.7500%, 3/1/28 (144A)	1,834,000	1,809,537
Wm Wrigley Jr Co, 2.4000%, 10/21/18 (144A)	3,916,000	3,911,207
		59,784,811
Electric – 0.5%
Berkshire Hathaway Energy Co, 2.8000%, 1/15/23 (144A)	1,537,000	1,505,039

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Electric – (continued)
Duke Energy Corp, 1.8000%, 9/1/21	$915,000	$870,766
Duke Energy Corp, 2.4000%, 8/15/22	1,332,000	1,278,668
Duke Energy Corp, 2.6500%, 9/1/26	2,633,000	2,401,441
NextEra Energy Operating Partners LP, 4.2500%, 9/15/24 (144A)	405,000	392,850
NextEra Energy Operating Partners LP, 4.5000%, 9/15/27 (144A)	850,000	801,125
PPL Capital Funding Inc, 3.1000%, 5/15/26	3,249,000	3,069,181
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	2,176,000	2,280,820
Southern Co, 2.9500%, 7/1/23	1,784,000	1,732,425
Southern Co, 3.2500%, 7/1/26	2,850,000	2,706,462
		17,038,777
Energy – 1.2%
Andeavor Logistics LP / Tesoro Logistics Finance Corp, 3.5000%, 12/1/22	759,000	745,637
Andeavor Logistics LP / Tesoro Logistics Finance Corp, 5.2500%, 1/15/25	811,000	824,503
Columbia Pipeline Group Inc, 4.5000%, 6/1/25	998,000	1,006,754
Continental Resources Inc/OK, 5.0000%, 9/15/22	2,326,000	2,357,982
Continental Resources Inc/OK, 4.5000%, 4/15/23	3,578,000	3,618,252
Enbridge Energy Partners LP, 5.8750%, 10/15/25	1,467,000	1,608,055
Energy Transfer Equity LP, 4.2500%, 3/15/23	1,711,000	1,663,947
Energy Transfer Equity LP, 5.8750%, 1/15/24	1,604,000	1,656,130
Energy Transfer Equity LP, 5.5000%, 6/1/27	1,165,000	1,167,913
Energy Transfer Partners LP, 4.1500%, 10/1/20	1,412,000	1,431,427
Energy Transfer Partners LP / Regency Energy Finance Corp, 5.7500%, 9/1/20	981,000	1,025,940
Kinder Morgan Energy Partners LP, 3.5000%, 3/1/21	271,000	271,124
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	1,294,000	1,349,764
Kinder Morgan Energy Partners LP, 3.9500%, 9/1/22	1,383,000	1,393,505
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	134,000	143,553
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	526,000	547,120
MPLX LP, 4.0000%, 3/15/28	1,617,000	1,593,277
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	388,000	385,575
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	996,000	981,060
NuStar Logistics LP, 5.6250%, 4/28/27	2,174,000	2,108,780
Phillips 66 Partners LP, 3.6050%, 2/15/25	1,548,000	1,513,550
Phillips 66 Partners LP, 3.7500%, 3/1/28	619,000	597,026
Phillips 66 Partners LP, 4.6800%, 2/15/45	551,000	536,532
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	741,000	745,045
Plains All American Pipeline LP / PAA Finance Corp, 4.5000%, 12/15/26	718,000	711,735
Regency Energy Partners LP / Regency Energy Finance Corp, 5.8750%, 3/1/22	1,788,000	1,907,687
Sabine Pass Liquefaction LLC, 5.0000%, 3/15/27	2,769,000	2,875,012
TC PipeLines LP, 3.9000%, 5/25/27	2,107,000	2,014,108
Williams Cos Inc, 3.7000%, 1/15/23	894,000	869,415
Williams Partners LP, 3.6000%, 3/15/22	1,110,000	1,105,421
Williams Partners LP, 3.7500%, 6/15/27	3,544,000	3,385,923
		42,141,752
Finance Companies – 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.5000%, 1/15/25	2,184,000	2,104,646
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.6500%, 7/21/27	1,139,000	1,065,895
Air Lease Corp, 3.2500%, 3/1/25	3,112,000	2,967,309
Quicken Loans Inc, 5.2500%, 1/15/28 (144A)	2,583,000	2,415,105
		8,552,955
Financial Institutions – 0.4%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	2,686,000	2,781,862
Kennedy-Wilson Inc, 5.8750%, 4/1/24	5,195,000	5,149,544
LeasePlan Corp NV, 2.5000%, 5/16/18 (144A)	4,744,000	4,740,965
		12,672,371
Insurance – 0.3%
Aetna Inc, 2.8000%, 6/15/23	1,264,000	1,214,063
Centene Corp, 4.7500%, 5/15/22	183,000	185,288
Centene Corp, 6.1250%, 2/15/24	559,000	581,751
Centene Corp, 4.7500%, 1/15/25	1,771,000	1,726,725
UnitedHealth Group Inc, 2.3750%, 10/15/22	1,138,000	1,094,658
UnitedHealth Group Inc, 3.4500%, 1/15/27	833,000	824,271
UnitedHealth Group Inc, 3.3750%, 4/15/27	612,000	601,797
UnitedHealth Group Inc, 2.9500%, 10/15/27	1,911,000	1,815,323
WellCare Health Plans Inc, 5.2500%, 4/1/25	2,183,000	2,191,186
		10,235,062
Natural Gas – 0.2%
Sempra Energy, ICE LIBOR USD 3 Month + 0.5000%, 2.2091%, 1/15/21	2,421,000	2,422,083
Sempra Energy, 3.4000%, 2/1/28	2,795,000	2,672,883
Sempra Energy, 3.8000%, 2/1/38	994,000	935,057
Sempra Energy, 4.0000%, 2/1/48	745,000	692,708
		6,722,731
Real Estate Investment Trusts (REITs) – 0.4%
Alexandria Real Estate Equities Inc, 2.7500%, 1/15/20	1,328,000	1,321,528

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Alexandria Real Estate Equities Inc, 4.6000%, 4/1/22	$3,339,000	$3,477,521
Alexandria Real Estate Equities Inc, 4.5000%, 7/30/29	1,809,000	1,832,197
Digital Realty Trust LP, 3.7000%, 8/15/27	709,000	682,750
Senior Housing Properties Trust, 6.7500%, 4/15/20	756,000	787,816
Senior Housing Properties Trust, 6.7500%, 12/15/21	840,000	901,203
SL Green Realty Corp, 5.0000%, 8/15/18	1,894,000	1,901,973
SL Green Realty Corp, 7.7500%, 3/15/20	3,720,000	4,038,412
		14,943,400
Technology – 1.4%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.6250%, 1/15/24	772,000	759,138
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.1250%, 1/15/25	1,340,000	1,266,027
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.8750%, 1/15/27	7,162,000	6,959,078
Cadence Design Systems Inc, 4.3750%, 10/15/24	4,174,000	4,315,171
First Data Corp, 7.0000%, 12/1/23 (144A)	2,991,000	3,144,289
NXP BV / NXP Funding LLC, 4.1250%, 6/15/20 (144A)	902,000	915,530
NXP BV / NXP Funding LLC, 4.1250%, 6/1/21 (144A)	687,000	693,870
NXP BV / NXP Funding LLC, 3.8750%, 9/1/22 (144A)	2,613,000	2,593,402
NXP BV / NXP Funding LLC, 4.6250%, 6/1/23 (144A)	1,500,000	1,526,700
Total System Services Inc, 3.8000%, 4/1/21	1,610,000	1,626,504
Total System Services Inc, 4.8000%, 4/1/26	2,865,000	2,999,769
Trimble Inc, 4.7500%, 12/1/24	5,305,000	5,523,147
TSMC Global Ltd, 1.6250%, 4/3/18 (144A)	6,525,000	6,525,000
Verisk Analytics Inc, 4.8750%, 1/15/19	1,750,000	1,777,615
Verisk Analytics Inc, 5.8000%, 5/1/21	2,601,000	2,786,143
Verisk Analytics Inc, 4.1250%, 9/12/22	1,574,000	1,621,927
Verisk Analytics Inc, 5.5000%, 6/15/45	1,854,000	2,060,146
		47,093,456
Transportation – 0.1%
FedEx Corp, 4.0500%, 2/15/48	2,936,000	2,751,482
Total Corporate Bonds (cost $485,558,121)		477,440,750
Mortgage-Backed Securities – 9.1%
Fannie Mae Pool:
6.0000%, 2/1/37	116,356	133,017
5.0000%, 6/30/37	6,972,000	7,432,234
5.0000%, 6/30/37	3,192,000	3,408,694
5.5000%, 3/1/40	810,916	898,804
5.5000%, 2/1/41	494,505	548,187
5.0000%, 5/1/41	924,086	994,305
5.5000%, 6/1/41	897,931	993,651
4.5000%, 6/1/42	285,625	300,720
3.5000%, 10/1/42	1,484,881	1,495,549
4.5000%, 11/1/42	463,855	490,991
3.0000%, 2/1/43	118,225	116,121
3.5000%, 2/1/43	3,342,250	3,365,116
3.5000%, 2/1/43	813,781	819,384
3.0000%, 5/1/43	424,714	417,139
3.5000%, 4/1/44	1,575,645	1,587,469
5.0000%, 7/1/44	107,351	117,131
4.5000%, 10/1/44	1,064,077	1,129,669
3.5000%, 2/1/45	3,314,670	3,337,484
4.5000%, 3/1/45	1,793,533	1,904,281
4.5000%, 6/1/45	1,055,140	1,111,771
4.5000%, 9/1/45	637,845	677,227
3.0000%, 10/1/45	816,254	796,012
3.0000%, 10/1/45	526,840	513,764
3.5000%, 12/1/45	1,032,459	1,039,547
3.0000%, 1/1/46	106,124	103,510
3.5000%, 1/1/46	2,906,326	2,926,172
3.5000%, 1/1/46	2,530,412	2,547,692
4.5000%, 2/1/46	2,760,334	2,918,610
3.0000%, 3/1/46	3,472,640	3,387,135
3.0000%, 3/1/46	2,364,206	2,306,005
3.5000%, 7/1/46	1,870,715	1,880,299
3.5000%, 7/1/46	1,828,915	1,839,039
3.5000%, 8/1/46	1,099,208	1,102,984
4.0000%, 8/1/46	139,373	144,189
4.0000%, 8/1/46	118,915	123,019
4.0000%, 8/1/46	90,291	93,424
3.0000%, 11/1/46	558,621	545,862
3.0000%, 11/1/46	523,964	511,999
3.5000%, 12/1/46	185,134	185,760
3.5000%, 12/1/46	43,500	43,647
4.5000%, 12/1/46	1,085,080	1,145,977

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.5000%, 1/1/47	$691,046	$693,385
3.5000%, 1/1/47	125,407	125,831
3.5000%, 1/1/47	84,617	84,903
3.0000%, 2/1/47	4,482,316	4,410,305
4.0000%, 3/1/47	187,221	193,689
4.0000%, 3/1/47	50,256	51,987
4.0000%, 3/1/47	48,888	50,562
4.0000%, 4/1/47	244,192	252,098
4.0000%, 4/1/47	189,314	195,836
4.0000%, 4/1/47	173,085	178,688
4.0000%, 4/30/47	42,590,000	43,611,091
4.0000%, 5/1/47	698,870	717,599
4.0000%, 5/1/47	203,972	211,000
4.0000%, 5/1/47	160,696	166,233
4.0000%, 5/1/47	66,849	69,121
4.5000%, 5/1/47	341,247	362,106
4.5000%, 5/1/47	280,941	297,243
4.5000%, 5/1/47	275,745	291,682
4.5000%, 5/1/47	207,432	220,264
4.5000%, 5/1/47	193,197	204,406
4.5000%, 5/1/47	169,103	179,385
4.5000%, 5/1/47	95,171	100,751
4.5000%, 5/1/47	68,796	72,951
4.5000%, 5/1/47	62,286	66,030
4.5000%, 5/31/47	15,622,000	16,351,893
3.5000%, 6/1/47	134,122	134,593
4.0000%, 6/1/47	414,547	425,933
4.0000%, 6/1/47	370,680	383,280
4.0000%, 6/1/47	360,245	372,657
4.0000%, 6/1/47	355,112	366,504
4.0000%, 6/1/47	284,450	295,644
4.0000%, 6/1/47	175,467	180,362
4.0000%, 6/1/47	168,383	173,785
4.0000%, 6/1/47	132,920	137,457
4.0000%, 6/1/47	109,701	113,253
4.0000%, 6/1/47	79,808	82,015
4.0000%, 6/1/47	47,817	49,527
4.5000%, 6/1/47	1,259,669	1,332,735
4.5000%, 6/1/47	119,000	126,153
3.5000%, 7/1/47	263,772	264,699
3.5000%, 7/1/47	158,803	159,362
3.5000%, 7/1/47	117,886	118,502
3.5000%, 7/1/47	71,865	72,176
3.5000%, 7/1/47	71,193	71,636
4.0000%, 7/1/47	596,057	615,354
4.0000%, 7/1/47	545,145	563,675
4.0000%, 7/1/47	305,987	315,803
4.0000%, 7/1/47	298,109	307,673
4.0000%, 7/1/47	228,799	236,610
4.0000%, 7/1/47	164,594	169,923
4.0000%, 7/1/47	143,229	147,824
4.0000%, 7/1/47	142,289	147,125
4.0000%, 7/1/47	91,327	94,257
4.0000%, 7/1/47	80,782	83,279
4.5000%, 7/1/47	909,134	961,876
4.5000%, 7/1/47	811,508	858,587
4.5000%, 7/1/47	774,259	819,655
3.5000%, 8/1/47	966,889	969,376
3.5000%, 8/1/47	619,860	622,016
3.5000%, 8/1/47	567,087	569,081
3.5000%, 8/1/47	137,043	137,525
3.5000%, 8/1/47	102,942	103,304
4.0000%, 8/1/47	1,621,844	1,665,757
4.0000%, 8/1/47	783,562	808,930
4.0000%, 8/1/47	589,500	609,538
4.0000%, 8/1/47	555,057	572,863
4.0000%, 8/1/47	342,265	353,245
4.0000%, 8/1/47	243,587	251,903
4.0000%, 8/1/47	147,802	151,812
4.5000%, 8/1/47	1,092,587	1,156,646
4.5000%, 8/1/47	210,677	222,900
3.5000%, 9/1/47	573,067	576,062
4.0000%, 9/1/47	152,457	157,348
4.0000%, 9/1/47	85,399	88,316

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 9/1/47	$5,202,078	$5,456,487
4.5000%, 9/1/47	1,102,024	1,166,638
4.5000%, 9/1/47	823,639	871,424
4.5000%, 9/1/47	721,840	763,719
3.5000%, 10/1/47	5,882,837	5,898,600
3.5000%, 10/1/47	202,523	203,235
3.5000%, 10/1/47	179,573	180,530
3.5000%, 10/1/47	143,949	144,455
3.5000%, 10/1/47	84,376	84,984
4.0000%, 10/1/47	1,377,759	1,421,958
4.0000%, 10/1/47	641,292	661,866
4.0000%, 10/1/47	629,617	649,817
4.0000%, 10/1/47	616,425	636,201
4.0000%, 10/1/47	413,094	426,347
4.0000%, 10/1/47	325,758	336,885
4.5000%, 10/1/47	171,006	181,033
4.5000%, 10/1/47	79,283	83,932
3.0000%, 11/1/47	1,379,821	1,345,727
3.5000%, 11/1/47	387,013	389,332
3.5000%, 11/1/47	242,200	243,725
4.0000%, 11/1/47	2,382,616	2,452,623
4.0000%, 11/1/47	1,110,817	1,141,639
4.0000%, 11/1/47	931,149	961,022
4.0000%, 11/1/47	289,107	298,382
4.0000%, 11/1/47	150,781	155,963
4.5000%, 11/1/47	847,207	896,359
3.5000%, 12/1/47	1,728,634	1,737,404
3.5000%, 12/1/47	1,152,189	1,156,438
3.5000%, 12/1/47	789,884	793,272
3.5000%, 12/1/47	166,238	166,996
4.0000%, 12/1/47	3,920,375	4,035,822
4.0000%, 12/1/47	2,166,321	2,226,430
3.5000%, 1/1/48	1,687,191	1,694,882
3.5000%, 1/1/48	1,300,713	1,308,089
4.0000%, 1/1/48	6,360,998	6,548,760
4.0000%, 1/1/48	5,643,788	5,810,218
4.0000%, 1/1/48	4,362,243	4,493,948
4.0000%, 1/1/48	4,151,381	4,266,604
4.0000%, 2/1/48	1,673,132	1,722,469
3.5000%, 3/1/48	730,441	734,583
4.0000%, 3/1/48	1,782,000	1,835,874
3.5000%, 8/1/56	5,412,090	5,413,393
3.0000%, 2/1/57	3,914,908	3,783,703
		218,572,933
Freddie Mac Gold Pool:
5.5000%, 10/1/36	377,997	419,601
6.0000%, 4/1/40	1,989,245	2,276,552
5.5000%, 8/1/41	1,981,086	2,227,237
5.5000%, 8/1/41	1,263,585	1,404,257
5.5000%, 9/1/41	266,017	288,834
5.0000%, 3/1/42	979,998	1,065,474
3.5000%, 2/1/43	1,300,741	1,310,063
3.5000%, 2/1/44	1,280,123	1,289,314
4.5000%, 5/1/44	51,146	54,207
3.0000%, 1/1/45	1,168,229	1,143,797
3.5000%, 7/1/46	3,616,348	3,643,593
3.5000%, 7/1/46	1,169,571	1,173,955
3.0000%, 10/1/46	4,412,846	4,307,376
3.0000%, 12/1/46	4,471,100	4,364,176
4.0000%, 8/1/47	2,817,271	2,895,774
3.5000%, 9/1/47	3,447,558	3,463,377
3.5000%, 9/1/47	2,542,709	2,549,011
3.5000%, 9/1/47	1,448,711	1,452,432
3.5000%, 9/1/47	1,121,982	1,128,121
3.5000%, 9/1/47	1,095,974	1,098,591
3.5000%, 10/1/47	3,100,521	3,107,926
3.5000%, 11/1/47	1,380,951	1,385,932
3.5000%, 12/1/47	4,656,148	4,681,625
3.5000%, 12/1/47	1,007,278	1,013,269
3.5000%, 1/1/48	7,348,187	7,401,665
3.5000%, 2/1/48	1,544,776	1,549,310
3.5000%, 2/1/48	1,522,677	1,528,757
4.0000%, 2/1/48	3,078,237	3,169,982
4.0000%, 3/1/48	4,194,000	4,318,995

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool – (continued)
4.0000%, 3/1/48	$2,449,000	$2,521,989
4.0000%, 3/1/48	1,146,000	1,181,006
		69,416,198
Ginnie Mae I Pool:
4.0000%, 1/15/45	3,922,779	4,061,814
4.5000%, 8/15/46	4,609,936	4,901,913
4.0000%, 7/15/47	3,584,064	3,697,899
4.0000%, 8/15/47	728,693	751,877
4.0000%, 11/15/47	839,906	870,357
4.0000%, 12/15/47	1,116,732	1,157,293
		15,441,153
Ginnie Mae II Pool:
4.5000%, 10/20/41	1,157,451	1,204,661
4.0000%, 8/20/47	389,807	403,318
4.0000%, 8/20/47	183,688	190,055
4.0000%, 8/20/47	93,107	96,335
3.0000%, 10/20/47	3,502,935	3,446,127
		5,340,496
Total Mortgage-Backed Securities (cost $313,009,792)		308,770,780
United States Treasury Notes/Bonds – 9.4%
1.3750%, 9/30/19	6,076,000	5,997,622
1.5000%, 10/31/19	16,104,000	15,913,976
1.7500%, 11/30/19	56,812,000	56,343,616
1.8750%, 12/31/19	3,943,000	3,916,331
2.0000%, 1/31/20	23,326,000	23,212,555
2.2500%, 2/29/20	47,087,000	47,059,665
1.6250%, 10/15/20	4,349,000	4,270,014
1.7500%, 11/15/20	23,485,000	23,115,240
2.0000%, 1/15/21	6,430,000	6,363,113
2.2500%, 2/15/21	2,970,000	2,958,117
1.8750%, 9/30/22	3,328,000	3,233,034
2.0000%, 11/30/22	1,779,000	1,735,907
2.3750%, 1/31/23	1,408,000	1,395,970
2.6250%, 2/28/23	4,392,000	4,403,830
2.0000%, 5/31/24	2,117,000	2,037,160
2.1250%, 9/30/24	2,497,000	2,414,847
2.2500%, 12/31/24	349,000	339,527
2.7500%, 2/28/25	244,000	244,881
2.0000%, 11/15/26	3,654,000	3,443,769
2.2500%, 2/15/27	2,845,000	2,732,486
2.2500%, 8/15/27	639,000	612,239
2.2500%, 11/15/27	24,462,000	23,414,296
2.7500%, 2/15/28	5,726,000	5,724,599
2.2500%, 8/15/46	8,075,000	6,939,805
2.7500%, 8/15/47	1,055,000	1,006,090
2.7500%, 11/15/47	38,326,000	36,557,971
3.0000%, 2/15/48	34,570,000	34,691,637
Total United States Treasury Notes/Bonds (cost $320,211,396)		320,078,297
Common Stocks – 62.4%
Aerospace & Defense – 4.8%
Boeing Co	292,494	95,902,933
General Dynamics Corp	145,481	32,136,753
Northrop Grumman Corp	102,316	35,720,562
		163,760,248
Air Freight & Logistics – 0.6%
United Parcel Service Inc	180,629	18,904,631
Airlines – 0.2%
Delta Air Lines Inc	122,401	6,708,799
Automobiles – 0.9%
General Motors Co	820,814	29,828,381
Banks – 2.3%
Bank of America Corp	636,516	19,089,115
US Bancorp	1,157,784	58,468,092
		77,557,207
Biotechnology – 0.2%
AbbVie Inc	80,974	7,664,189
Capital Markets – 4.0%
Blackstone Group LP	638,666	20,405,379
CME Group Inc	412,273	66,681,035
Morgan Stanley	218,159	11,771,860
TD Ameritrade Holding Corp	651,549	38,591,247
		137,449,521

Shares or Principal Amounts		Value
Common Stocks – (continued)
Chemicals – 1.8%
LyondellBasell Industries NV	582,533	$61,562,087
Consumer Finance – 1.5%
American Express Co	199,968	18,653,015
Synchrony Financial	957,630	32,109,334
		50,762,349
Equity Real Estate Investment Trusts (REITs) – 1.3%
Colony NorthStar Inc	1,228,460	6,903,945
Crown Castle International Corp	155,634	17,059,043
Invitation Homes Inc	169,354	3,866,352
MGM Growth Properties LLC	334,387	8,874,631
Outfront Media Inc	466,007	8,732,971
		45,436,942
Food & Staples Retailing – 3.0%
Costco Wholesale Corp	268,000	50,499,240
Kroger Co	764,669	18,306,176
Sysco Corp	557,263	33,413,489
		102,218,905
Food Products – 0.6%
Hershey Co	194,894	19,286,710
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	566,334	33,934,733
Medtronic PLC	535,124	42,927,647
		76,862,380
Health Care Providers & Services – 0.8%
Aetna Inc	154,577	26,123,513
Hotels, Restaurants & Leisure – 2.6%
McDonald's Corp	277,619	43,414,059
Norwegian Cruise Line Holdings Ltd*	193,798	10,265,480
Six Flags Entertainment Corp	202,319	12,596,381
Starbucks Corp	367,116	21,252,345
		87,528,265
Household Products – 0.3%
Clorox Co	90,571	12,055,906
Industrial Conglomerates – 1.9%
3M Co	54,502	11,964,279
Honeywell International Inc	354,954	51,294,403
		63,258,682
Information Technology Services – 4.6%
Accenture PLC	271,638	41,696,433
Automatic Data Processing Inc	74,654	8,471,736
Mastercard Inc	603,274	105,669,474
		155,837,643
Insurance – 0.6%
Progressive Corp	326,896	19,917,773
Internet & Direct Marketing Retail – 1.1%
Booking Holdings Inc*	18,399	38,277,096
Internet Software & Services – 2.2%
Alphabet Inc - Class C*	73,931	76,281,266
Leisure Products – 0.5%
Hasbro Inc	193,685	16,327,645
Machinery – 0.4%
Deere & Co	91,761	14,252,319
Media – 1.5%
Comcast Corp	1,303,920	44,554,946
Madison Square Garden Co*	32,491	7,986,288
		52,541,234
Oil, Gas & Consumable Fuels – 1.6%
Anadarko Petroleum Corp	319,954	19,328,421
Suncor Energy Inc	574,480	19,842,539
Suncor Energy Inc¤	472,813	16,329,336
		55,500,296
Personal Products – 0.9%
Estee Lauder Cos Inc	198,371	29,700,106
Pharmaceuticals – 2.6%
Allergan PLC	165,853	27,911,401
Bristol-Myers Squibb Co	261,955	16,568,654
Eli Lilly & Co	223,879	17,321,518
Merck & Co Inc	500,497	27,262,072
		89,063,645
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III¢,§	639,963	41,108
Real Estate Management & Development – 0.9%
CBRE Group Inc*	656,283	30,989,683

Shares or Principal Amounts		Value
Common Stocks – (continued)
Road & Rail – 1.4%
CSX Corp	831,941	$46,347,433
Semiconductor & Semiconductor Equipment – 2.3%
Intel Corp	931,003	48,486,636
Lam Research Corp	153,079	31,099,530
		79,586,166
Software – 6.3%
Activision Blizzard Inc	149,590	10,091,341
Adobe Systems Inc*	306,455	66,218,796
Microsoft Corp	1,377,094	125,687,369
salesforce.com Inc*	96,956	11,275,983
		213,273,489
Specialty Retail – 1.8%
Home Depot Inc	336,192	59,922,862
Technology Hardware, Storage & Peripherals – 1.8%
Apple Inc	357,121	59,917,761
Textiles, Apparel & Luxury Goods – 1.0%
NIKE Inc	519,848	34,538,701
Tobacco – 1.8%
Altria Group Inc	984,004	61,323,129
Total Common Stocks (cost $1,483,166,613)		2,120,608,070
Investment Companies – 4.7%
Money Markets – 4.7%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº,£ (cost $159,702,351)	159,702,351	159,702,351
Total Investments (total cost $2,915,823,672) – 104.2%		3,540,546,069
Liabilities, net of Cash, Receivables and Other Assets – (4.2)%		(142,894,208)
Net Assets – 100%		$3,397,651,861

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,432,645,880	97.0%
Canada	47,285,280	1.3
Cayman Islands	20,608,000	0.6
Netherlands	13,641,008	0.4
United Kingdom	10,865,941	0.3
Israel	8,105,540	0.2
Taiwan	6,525,000	0.2
Germany	869,420	0.0

Total	$3,540,546,069	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/18
Investment Companies – 4.7%
Money Markets – 4.7%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	519,150	—	—	159,702,351

(1) For securities that were affiliated for a portion of the period ended March 31, 2018, this column reflects amounts for the entire period ended March 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 3/31/18
Investment Companies – 4.7%
Money Markets – 4.7%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	99,929,079	317,995,272	(258,222,000)	159,702,351

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2018 is $186,305,762, which represents 5.5% of net assets.

*	Non-income producing security.

(a)

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrued at a future date. See Notes to Schedule of Investments.

‡

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2018.

¤	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of March 31, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted and Illiquid Securities (as of March 31, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	$978,163	$963,055	0.1%
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 0.8000%, 2.6715%, 11/25/50	11/29/17 - 3/23/18	3,920,520	3,916,145	0.1
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 1.0000%, 2.8715%, 11/25/50	11/29/17	772,000	770,966	0.0

Station Place Securitization Trust 2017-3, ICE LIBOR USD 1 Month + 1.0000%, 2.6025%, 7/24/18	8/11/17	3,142,000	3,142,288	0.1
Colony American Homes III	1/30/13	50,678	41,108	0.0
Total		$8,863,361	$8,833,562	0.3%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$99,440,284	$-
Bank Loans and Mezzanine Loans	-	54,505,537	-
Corporate Bonds	-	477,440,750	-
Mortgage-Backed Securities	-	308,770,780	-
United States Treasury Notes/Bonds	-	320,078,297	-
Common Stocks
Real Estate Investment Trusts (REITs)	-	-	41,108
All Other	2,120,566,962	-	-
Investment Companies	-	159,702,351	-
Total Assets	$2,120,566,962	$1,419,937,999	$41,108

Organization and Significant Accounting Policies

Janus Henderson VIT Balanced Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 12 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2018.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $17,195,318 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Loans

The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of March 31, 2018.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

A Portfolio may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Portfolio will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Portfolio may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Portfolio could suffer a loss.

When-Issued and Delayed Delivery Securities

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolio may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio may hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital Management LLC (“Janus Capital”) has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2018 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2018 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Enterprise Portfolio

Schedule of Investments (unaudited)

March 31, 2018

Shares		Value
Common Stocks – 95.1%
Aerospace & Defense – 3.4%
Harris Corp	62,566	$10,090,644
HEICO Corp	185,631	13,170,519
Teledyne Technologies Inc*	96,017	17,971,502
		41,232,665
Airlines – 1.1%
Ryanair Holdings PLC (ADR)*	109,586	13,462,640
Banks – 0.6%
SVB Financial Group*	28,845	6,923,088
Biotechnology – 2.9%
ACADIA Pharmaceuticals Inc*	169,965	3,819,114
Alkermes PLC*	98,759	5,724,072
BeiGene Ltd*	13,857	2,327,976
Celgene Corp*	101,694	9,072,122
Neurocrine Biosciences Inc*	128,843	10,684,950
Puma Biotechnology Inc*	50,235	3,418,492
		35,046,726
Building Products – 1.0%
AO Smith Corp	187,700	11,935,843
Capital Markets – 5.0%
LPL Financial Holdings Inc	319,066	19,485,361
MSCI Inc	62,514	9,343,968
TD Ameritrade Holding Corp	540,679	32,024,417
		60,853,746
Commercial Services & Supplies – 3.7%
Cimpress NV*	145,113	22,448,981
Edenred	321,747	11,194,220
Ritchie Bros Auctioneers Inc	377,759	11,888,076
		45,531,277
Consumer Finance – 0.6%
Synchrony Financial	213,790	7,168,379
Containers & Packaging – 1.3%
Sealed Air Corp	385,812	16,508,895
Diversified Consumer Services – 1.5%
ServiceMaster Global Holdings Inc*	363,409	18,479,348
Electrical Equipment – 3.0%
AMETEK Inc	88,897	6,753,505
Sensata Technologies Holding NV*	581,594	30,144,017
		36,897,522
Electronic Equipment, Instruments & Components – 6.6%
Belden Inc	126,193	8,699,745
Dolby Laboratories Inc	130,135	8,271,381
Flex Ltd*	938,916	15,332,498
National Instruments Corp	424,583	21,471,162
TE Connectivity Ltd	269,380	26,911,062
		80,685,848
Equity Real Estate Investment Trusts (REITs) – 3.5%
Crown Castle International Corp	207,128	22,703,300
Lamar Advertising Co	314,915	20,047,489
		42,750,789
Health Care Equipment & Supplies – 7.9%
Boston Scientific Corp*	767,941	20,980,148
Cooper Cos Inc	61,991	14,184,161
DexCom Inc*	98,410	7,298,086
ICU Medical Inc*	36,953	9,326,937
STERIS PLC	200,955	18,761,159
Teleflex Inc	41,526	10,588,299
Varian Medical Systems Inc*	125,912	15,443,107
		96,581,897
Health Care Providers & Services – 0.5%
Henry Schein Inc*	100,631	6,763,409
Health Care Technology – 1.5%
athenahealth Inc*	124,917	17,866,878
Hotels, Restaurants & Leisure – 2.1%
Dunkin' Brands Group Inc	245,287	14,641,181
Norwegian Cruise Line Holdings Ltd*	212,539	11,258,191
		25,899,372
Industrial Conglomerates – 1.0%
Carlisle Cos Inc	117,019	12,217,954

Shares		Value
Common Stocks – (continued)
Information Technology Services – 8.8%
Amdocs Ltd	284,522	$18,983,308
Broadridge Financial Solutions Inc	148,233	16,259,678
Euronet Worldwide Inc*	45,657	3,603,250
Fidelity National Information Services Inc	149,756	14,421,503
Gartner Inc*	82,390	9,690,712
Global Payments Inc	131,626	14,678,932
Jack Henry & Associates Inc	75,322	9,110,196
WEX Inc*	138,445	21,683,256
		108,430,835
Insurance – 2.9%
Aon PLC	145,017	20,350,236
Intact Financial Corp	143,440	10,779,713
WR Berkley Corp	53,615	3,897,810
		35,027,759
Internet & Direct Marketing Retail – 0.2%
Wayfair Inc*	46,704	3,153,921
Leisure Products – 0.5%
Polaris Industries Inc	55,531	6,359,410
Life Sciences Tools & Services – 4.3%
IQVIA Holdings Inc*	151,914	14,904,283
PerkinElmer Inc	286,676	21,707,107
Waters Corp*	80,496	15,990,530
		52,601,920
Machinery – 2.4%
Middleby Corp*	53,089	6,571,887
Rexnord Corp*	561,124	16,654,160
Wabtec Corp/DE	73,583	5,989,656
		29,215,703
Media – 0.8%
Omnicom Group Inc	131,359	9,545,859
Oil, Gas & Consumable Fuels – 0.3%
World Fuel Services Corp	178,144	4,373,435
Professional Services – 4.3%
CoStar Group Inc*	53,172	19,284,421
IHS Markit Ltd*	184,414	8,896,131
Verisk Analytics Inc*	234,959	24,435,736
		52,616,288
Road & Rail – 1.5%
Canadian Pacific Railway Ltd	33,846	5,973,819
Old Dominion Freight Line Inc	87,558	12,868,399
		18,842,218
Semiconductor & Semiconductor Equipment – 8.5%
KLA-Tencor Corp	152,971	16,675,369
Lam Research Corp	88,863	18,053,407
Microchip Technology Inc	282,427	25,802,531
ON Semiconductor Corp*	980,693	23,987,751
Xilinx Inc	271,663	19,624,935
		104,143,993
Software – 9.3%
Atlassian Corp PLC*	349,128	18,824,982
Constellation Software Inc/Canada	36,314	24,642,046
Intuit Inc	54,843	9,507,034
Nice Ltd (ADR)*	246,748	23,177,040
SS&C Technologies Holdings Inc	477,363	25,605,751
Ultimate Software Group Inc*	47,946	11,684,440
		113,441,293
Specialty Retail – 0.9%
Tractor Supply Co	82,500	5,199,150
Williams-Sonoma Inc	111,577	5,886,803
		11,085,953
Textiles, Apparel & Luxury Goods – 2.5%
Carter's Inc	76,170	7,929,297
Gildan Activewear Inc	503,751	14,553,366
Lululemon Athletica Inc*	96,359	8,587,514
		31,070,177
Trading Companies & Distributors – 0.7%
Ferguson PLC	108,672	8,173,075
Total Common Stocks (cost $666,586,864)		1,164,888,115
Preferred Stocks – 0.1%
Electronic Equipment, Instruments & Components – 0.1%
Belden Inc, 6.7500% (cost $1,200,000)	12,000	1,114,925

Shares		Value
Investment Companies – 4.9%
Money Markets – 4.9%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº,£ (cost $60,347,137)	60,347,137	$60,347,137
Total Investments (total cost $728,134,001) – 100.1%		1,226,350,177
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(995,314)
Net Assets – 100%		$1,225,354,863

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,083,681,200	88.4%
Canada	67,837,020	5.5
Israel	23,177,040	1.9
Australia	18,824,982	1.5
Ireland	13,462,640	1.1
France	11,194,220	0.9
United Kingdom	8,173,075	0.7

Total	$1,226,350,177	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/18
Investment Companies – 4.9%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Cash Collateral Fund LLC, 1.5300%ºº	$9,893∆	$—	$—	$—
Money Markets – 4.9%
Janus Cash Liquidity Fund LLC, 1.6505%ºº	204,132	—	—	60,347,137

Total Affiliated Investments – 4.9%	$214,025	$—	$—	$60,347,137

(1)For securities that were affiliated for a portion of the period ended March 31, 2018, this column reflects amounts for the entire period ended March 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 3/31/18
Investment Companies – 4.9%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Cash Collateral Fund LLC, 1.5300%ºº	6,842,000	59,028,926	(65,870,926)	—
Money Markets – 4.9%
Janus Cash Liquidity Fund LLC, 1.6505%ºº	61,393,542	40,003,595	(41,050,000)	60,347,137

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America:
Euro	5/2/18	(415,000)	$513,106	$1,377
Barclays Capital, Inc.:
Canadian Dollar	4/26/18	(4,043,000)	3,128,264	(11,843)
Euro	4/26/18	(4,230,000)	5,224,811	11,362

				(481)
Citibank NA:
Canadian Dollar	4/26/18	(3,325,000)	2,571,877	(10,576)
Euro	4/26/18	(3,502,000)	4,329,823	13,630

				3,054
Credit Suisse International:
Canadian Dollar	5/9/18	(8,614,000)	6,682,156	(9,907)
HSBC Securities (USA), Inc.:
Canadian Dollar	5/2/18	(4,238,000)	3,249,502	(42,480)
Euro	5/2/18	(2,185,000)	2,703,295	9,010

				(33,470)
JPMorgan Chase & Co.:
Euro	4/26/18	(8,912,000)	11,019,408	35,422
Total				$(4,005)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2018

Market Value
Forward foreign currency exchange contracts, sold	$41,477,609

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2018.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Commercial Services & Supplies	$34,337,057	$11,194,220	$-
Trading Companies & Distributors	-	8,173,075	-
All Other	1,111,183,763	-	-
Preferred Stocks	-	1,114,925	-
Investment Companies	-	60,347,137	-
Total Investments in Securities	$1,145,520,820	$80,829,357	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	70,801	-
Total Assets	$1,145,520,820	$80,900,158	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$74,806	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson VIT Enterprise Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 12 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $32,817,554 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2018 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2018 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2018 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Flexible Bond Portfolio

Schedule of Investments (unaudited)

March 31, 2018

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 8.9%
AmeriCredit Automobile Receivables 2016-1, 3.5900%, 2/8/22	$1,287,000	$1,298,959
AmeriCredit Automobile Receivables Trust 2015-2, 3.0000%, 6/8/21	890,000	889,933
AmeriCredit Automobile Receivables Trust 2016-2, 3.6500%, 5/9/22	870,000	879,665
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	2,121,340	2,082,455
Bain Capital Credit CLO 2017-2,
ICE LIBOR USD 3 Month + 0.9600%, 2.5000%, 4/23/31 (144A)	1,733,000	1,733,000
BAMLL Commercial Mortgage Securities Trust 2013-WBRK,
3.5343%, 3/10/37 (144A)‡	1,214,000	1,207,210
BAMLL Commercial Mortgage Securities Trust 2014-FL1,
ICE LIBOR USD 1 Month + 5.5000%, 3.5713%, 12/15/31 (144A)	549,188	527,239
BAMLL Commercial Mortgage Securities Trust 2014-FL1,
ICE LIBOR USD 1 Month + 4.0000%, 4.5744%, 12/15/31 (144A)	138,000	135,842
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 2.5000%, 3/15/37 (144A)	5,031,000	5,003,056
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	1,419,000	1,494,804
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	683,000	675,813
Caesars Palace Las Vegas Trust 2017-VICI, 4.1384%, 10/15/34 (144A)	844,000	859,250
Caesars Palace Las Vegas Trust 2017-VICI, 4.3540%, 10/15/34 (144A)‡	962,000	976,172
Caesars Palace Las Vegas Trust 2017-VICI - Class E,
4.3540%, 10/15/34 (144A)‡	1,311,000	1,282,799
CGMS Commercial Mortgage Trust 2017-MDDR,
ICE LIBOR USD 1 Month + 1.7500%, 3.5266%, 7/15/30 (144A)	584,000	583,999
CGMS Commercial Mortgage Trust 2017-MDDR,
ICE LIBOR USD 1 Month + 2.5000%, 4.2766%, 7/15/30 (144A)	402,000	401,999
CKE Restaurant Holdings Inc, 4.4740%, 3/20/43 (144A)	454,837	456,514
Domino's Pizza Master Issuer LLC, 3.4840%, 10/25/45 (144A)	2,318,700	2,314,665
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	668,640	675,821
Dryden 41 Senior Loan Fund,
ICE LIBOR USD 3 Month + 0.9700%, 2.9000%, 4/15/31 (144A)	1,226,000	1,226,000
Dryden 64 CLO Ltd, ICE LIBOR USD 3 Month + 0.9700%, 0%, 4/18/31 (144A) (a)	1,275,000	1,275,000
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.6000%, 4.4715%, 5/25/24	638,816	680,742
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 3.0000%, 4.8715%, 7/25/24	2,354,343	2,517,226
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 4.0000%, 5.8715%, 5/25/25	363,514	398,934
Flatiron CLO 18 Ltd, ICE LIBOR USD 3 Month + 0.9500%, 0%, 4/17/31 (144A) (a)	965,000	965,000
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 4.5000%, 6.3715%, 2/25/24	2,239,000	2,601,955
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 3.6000%, 5.4715%, 4/25/24	1,713,525	1,920,072
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20 (144A)§	1,259,950	1,183,127
GS Mortgage Securities Trust 2014-GSFL,
ICE LIBOR USD 1 Month + 5.9500%, 5.0108%, 7/15/31 (144A)	671,000	672,606
GSCCRE Commercial Mortgage Trust 2015-HULA,
ICE LIBOR USD 1 Month + 4.4000%, 6.1766%, 8/15/32 (144A)	1,144,000	1,148,310
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
3.5537%, 10/5/31 (144A)	277,000	274,604
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI,
4.0090%, 10/5/31 (144A)‡	425,000	420,177
JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2,
5.6615%, 11/15/43 (144A)‡	644,000	639,786
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES,
3.6210%, 9/5/32 (144A)‡	832,000	821,544
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 0.8000%, 2.6715%, 11/25/50 (144A)§	2,069,000	2,066,965
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 1.0000%, 2.8715%, 11/25/50 (144A)§	414,000	413,446
MSSG Trust 2017-237P, 3.3970%, 9/13/39 (144A)	684,000	673,811
Octagon Investment Partners 36 Ltd,
ICE LIBOR USD 3 Month + 0.9700%, , 0%, 4/15/31 (144A) (a)	2,363,000	2,363,000
OSCAR US Funding Trust V, 2.7300%, 12/15/20 (144A)	460,000	457,890
OSCAR US Funding Trust V, 2.9900%, 12/15/23 (144A)	572,000	564,470
Prosper Marketplace Issuance Trust Series 2018-1, 3.1100%, 6/17/24 (144A)	1,210,000	1,209,906
Prosper Marketplace Issuance Trust Series 2018-1, 3.9000%, 6/17/24 (144A)	801,000	800,964
Santander Drive Auto Receivables Trust 2015-1, 3.2400%, 4/15/21	912,000	916,353
Santander Drive Auto Receivables Trust 2015-4, 3.5300%, 8/16/21	1,509,000	1,527,411
Starwood Retail Property Trust 2014-STAR,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
ICE LIBOR USD 1 Month + 3.2500%, 5.0266%, 11/15/27 (144A)	$1,432,000	$1,383,919
Starwood Retail Property Trust 2014-STAR,
ICE LIBOR USD 1 Month + 4.1500%, 5.9266%, 11/15/27 (144A)	702,000	653,397
Station Place Securitization Trust 2017-3,
ICE LIBOR USD 1 Month + 1.0000%, 2.6025%, 7/24/18 (144A)§	1,899,000	1,899,174
Taco Bell Funding LLC, 3.8320%, 5/25/46 (144A)	771,238	775,533
Voya CLO 2018-1 Ltd, ICE LIBOR USD 3 Month + 0.9500%, 0%, 4/19/31 (144A) (a)	2,557,000	2,557,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, 5.4130%, 12/15/43‡	803,862	812,096
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.1325%, 5/15/46‡	469,776	475,648
Westlake Automobile Receivables Trust 2018-1, 2.9200%, 5/15/23 (144A)	99,000	98,479
Westlake Automobile Receivables Trust 2018-1, 3.4100%, 5/15/23 (144A)	99,000	98,842
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $60,104,219)		59,972,582
Bank Loans and Mezzanine Loans – 5.2%
Banking – 0.1%
Vantiv LLC, ICE LIBOR USD 3 Month + 2.0000%, 3.7766%, 8/9/24	366,000	367,764
Basic Industry – 0.5%
Axalta Coating Systems US Holdings Inc,
ICE LIBOR USD 3 Month + 2.0000%, 4.3020%, 6/1/24	3,418,318	3,423,035
Capital Goods – 0.4%
Reynolds Group Holdings Inc,
ICE LIBOR USD 3 Month + 2.7500%, 4.6269%, 2/5/23	2,519,486	2,531,177
Communications – 0.9%
Mission Broadcasting Inc, ICE LIBOR USD 3 Month + 2.5000%, 4.1642%, 1/17/24	153,855	154,240
Nexstar Broadcasting Inc, ICE LIBOR USD 3 Month + 2.5000%, 4.1642%, 1/17/24	1,194,702	1,197,689
Nielsen Finance LLC, ICE LIBOR USD 3 Month + 2.0000%, 3.7179%, 10/4/23	1,839,311	1,843,339
Sinclair Television Group Inc,
ICE LIBOR USD 3 Month + 2.5000%, , 0%, 12/12/24(a)	1,418,000	1,423,317
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.0000%, 3.8769%, 1/19/21	140,580	140,954
Zayo Group LLC, ICE LIBOR USD 3 Month + 2.2500%, 4.1269%, 1/19/24	1,298,372	1,304,124
		6,063,663
Consumer Cyclical – 1.8%
Aramark Services Inc, ICE LIBOR USD 3 Month + 2.0000%, 3.8769%, 3/28/24	1,458,183	1,466,845
Golden Nugget Inc/NV, ICE LIBOR USD 3 Month + 3.2500%, 4.9786%, 10/4/23	1,916,375	1,932,913
Hilton Worldwide Finance LLC,
ICE LIBOR USD 3 Month + 2.0000%, 3.8715%, 10/25/23	4,185,134	4,205,264
KFC Holding Co, ICE LIBOR USD 3 Month + 2.0000%, 3.8082%, 6/16/23	4,201,466	4,209,364
Wyndham Hotels & Resorts Inc, 0%, 3/28/25(a),‡	544,000	544,000
		12,358,386
Consumer Non-Cyclical – 0.6%
Coty Inc, ICE LIBOR USD 3 Month + 2.2500%, 0%, 3/28/25(a)	2,712,000	2,705,220
Post Holdings Inc, ICE LIBOR USD 3 Month + 2.2500%, 3.6500%, 5/24/24	394,020	394,611
Quintiles IMS Inc, ICE LIBOR USD 3 Month + 2.0000%, 4.3020%, 3/7/24	767,807	772,030
		3,871,861
Electric – 0%
NRG Energy Inc, ICE LIBOR USD 3 Month + 2.2500%, 0%, 6/30/23(a)	111,000	111,127
Technology – 0.9%
CommScope Inc, ICE LIBOR USD 3 Month + 2.5000%, 3.8769%, 12/29/22	1,870,300	1,878,492
SS&C Technologies Holdings Europe Sarl,
ICE LIBOR USD 3 Month + 2.5000%, , 0%, 2/28/25(a)	1,097,659	1,102,577
SS&C Technologies Inc, ICE LIBOR USD 3 Month + 2.5000%, 0%, 2/28/25(a)	3,076,978	3,090,763
		6,071,832
Total Bank Loans and Mezzanine Loans (cost $34,778,217)		34,798,845
Corporate Bonds – 44.5%
Banking – 7.6%
Ally Financial Inc, 3.2500%, 11/5/18	871,000	872,089
Ally Financial Inc, 8.0000%, 12/31/18	460,000	474,375
Bank of America Corp, 2.5030%, 10/21/22	5,183,000	4,977,933
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0900%, 3.0930%, 10/1/25	826,000	793,692
Bank of America Corp, 4.1830%, 11/25/27	858,000	849,989
Bank of New York Mellon Corp, 2.4500%, 8/17/26	273,000	248,502
Bank of New York Mellon Corp, 3.2500%, 5/16/27	2,168,000	2,092,113
Capital One Financial Corp, 3.3000%, 10/30/24	2,578,000	2,489,142
Citigroup Inc, 4.6000%, 3/9/26	707,000	724,784
Citigroup Inc, 3.2000%, 10/21/26	1,117,000	1,062,567
Citigroup Inc, 4.3000%, 11/20/26	850,000	849,932
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28	2,804,000	2,787,022
Citizens Bank NA/Providence RI, 2.6500%, 5/26/22	741,000	717,811
Citizens Financial Group Inc, 3.7500%, 7/1/24	575,000	568,163
Citizens Financial Group Inc, 4.3500%, 8/1/25	399,000	402,662
Citizens Financial Group Inc, 4.3000%, 12/3/25	2,153,000	2,176,223
First Republic Bank/CA, 4.6250%, 2/13/47	1,012,000	1,038,071
Goldman Sachs Capital I, 6.3450%, 2/15/34	2,285,000	2,720,205

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
Goldman Sachs Group Inc, ICE LIBOR USD 3 Month + 1.2010%, 3.2720%, 9/29/25	$1,861,000	$1,790,561
Goldman Sachs Group Inc, 3.5000%, 11/16/26	2,048,000	1,971,851
JPMorgan Chase & Co, 2.2950%, 8/15/21	2,076,000	2,018,064
JPMorgan Chase & Co, 4.1250%, 12/15/26	1,178,000	1,183,101
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3370%, 3.7820%, 2/1/28	2,037,000	2,019,904
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3600%, 3.8820%, 7/24/38	1,664,000	1,614,420
Morgan Stanley, 3.9500%, 4/23/27	1,092,000	1,062,554
Morgan Stanley, ICE LIBOR USD 3 Month + 1.3400%, 3.5910%, 7/22/28	1,391,000	1,344,540
Santander UK PLC, 5.0000%, 11/7/23 (144A)	2,130,000	2,203,180
SVB Financial Group, 5.3750%, 9/15/20	1,341,000	1,413,370
Synchrony Financial, 4.5000%, 7/23/25	1,133,000	1,132,473
Synchrony Financial, 3.7000%, 8/4/26	2,055,000	1,920,689
UBS AG, USD SWAP SEMI 30/360 5YR + 3.7650%, 4.7500%, 5/22/23	1,157,000	1,157,620
US Bancorp, 2.3750%, 7/22/26	1,954,000	1,773,159
Wells Fargo & Co, 3.0000%, 4/22/26	595,000	558,271
Wells Fargo & Co, 4.3000%, 7/22/27	1,571,000	1,578,330
		50,587,362
Basic Industry – 3.0%
Allegheny Technologies Inc, 5.9500%, 1/15/21	390,000	397,800
Anglo American Capital PLC, 4.4500%, 9/27/20	388,000	396,676
Anglo American Capital PLC, 4.1250%, 9/27/22 (144A)	281,000	284,354
CF Industries Inc, 4.5000%, 12/1/26 (144A)	1,630,000	1,652,971
CF Industries Inc, 5.3750%, 3/15/44	1,384,000	1,254,665
Freeport-McMoRan Inc, 3.1000%, 3/15/20	553,000	546,806
Freeport-McMoRan Inc, 3.5500%, 3/1/22	1,105,000	1,069,087
Freeport-McMoRan Inc, 4.5500%, 11/14/24	676,000	664,170
Freeport-McMoRan Inc, 5.4500%, 3/15/43	674,000	619,878
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	2,757,000	2,755,704
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	1,103,000	1,109,056
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	1,466,000	1,510,509
Sherwin-Williams Co, 2.7500%, 6/1/22	511,000	497,552
Sherwin-Williams Co, 3.1250%, 6/1/24	584,000	564,412
Sherwin-Williams Co, 3.4500%, 6/1/27	1,662,000	1,588,532
Steel Dynamics Inc, 4.1250%, 9/15/25	1,466,000	1,396,365
Steel Dynamics Inc, 5.0000%, 12/15/26	653,000	653,000
Teck Resources Ltd, 4.5000%, 1/15/21	579,000	582,619
Teck Resources Ltd, 4.7500%, 1/15/22	837,000	847,462
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	1,381,000	1,534,567
		19,926,185
Brokerage – 1.9%
Cboe Global Markets Inc, 3.6500%, 1/12/27	1,758,000	1,712,391
Charles Schwab Corp, 3.0000%, 3/10/25	936,000	907,237
Charles Schwab Corp, 3.2000%, 1/25/28	996,000	955,072
E*TRADE Financial Corp, 2.9500%, 8/24/22	1,755,000	1,707,882
E*TRADE Financial Corp, 3.8000%, 8/24/27	2,190,000	2,124,971
Lazard Group LLC, 4.2500%, 11/14/20	544,000	559,051
Raymond James Financial Inc, 5.6250%, 4/1/24	854,000	943,317
Raymond James Financial Inc, 3.6250%, 9/15/26	997,000	976,518
Raymond James Financial Inc, 4.9500%, 7/15/46	1,636,000	1,766,013
TD Ameritrade Holding Corp, 2.9500%, 4/1/22	259,000	256,597
TD Ameritrade Holding Corp, 3.6250%, 4/1/25	997,000	1,004,301
		12,913,350
Capital Goods – 3.0%
Arconic Inc, 5.8700%, 2/23/22	241,000	253,050
Arconic Inc, 5.1250%, 10/1/24	2,295,000	2,335,162
Arconic Inc, 5.9000%, 2/1/27	138,000	144,383
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.2500%, 9/15/22 (144A)	252,000	250,740
Ball Corp, 4.3750%, 12/15/20	896,000	910,560
CNH Industrial Capital LLC, 3.6250%, 4/15/18	1,652,000	1,652,413
Eagle Materials Inc, 4.5000%, 8/1/26	123,000	124,230
HD Supply Inc, 5.7500%, 4/15/24 (144A)	1,557,000	1,640,222
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	2,625,000	2,765,332
Martin Marietta Materials Inc, 4.2500%, 7/2/24	761,000	778,548
Masonite International Corp, 5.6250%, 3/15/23 (144A)	484,000	497,915
Northrop Grumman Corp, 2.5500%, 10/15/22	1,866,000	1,807,751
Northrop Grumman Corp, 2.9300%, 1/15/25	1,607,000	1,539,996
Northrop Grumman Corp, 4.0300%, 10/15/47	690,000	661,160
Owens Corning, 4.2000%, 12/1/24	808,000	824,179
Owens Corning, 3.4000%, 8/15/26	411,000	395,589
Rockwell Collins Inc, 3.2000%, 3/15/24	772,000	750,070
Rockwell Collins Inc, 3.5000%, 3/15/27	1,321,000	1,273,649

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Vulcan Materials Co, 4.5000%, 4/1/25	$1,611,000	$1,672,142
		20,277,091
Communications – 3.9%
American Tower Corp, 3.3000%, 2/15/21	1,415,000	1,414,431
American Tower Corp, 4.4000%, 2/15/26	930,000	939,269
American Tower Corp, 3.3750%, 10/15/26	1,699,000	1,597,114
AT&T Inc, 4.2500%, 3/1/27	1,658,000	1,674,988
AT&T Inc, 4.1000%, 2/15/28 (144A)	1,024,000	1,016,042
AT&T Inc, 5.2500%, 3/1/37	499,000	527,182
AT&T Inc, 5.3000%, 8/14/58	1,466,000	1,475,538
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	1,302,000	1,311,765
CCO Holdings LLC / CCO Holdings Capital Corp, 5.0000%, 2/1/28 (144A)	2,300,000	2,156,250
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.9080%, 7/23/25	1,704,000	1,740,425
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.2000%, 3/15/28	641,000	613,155
Cox Communications Inc, 3.1500%, 8/15/24 (144A)	775,000	742,912
Crown Castle International Corp, 5.2500%, 1/15/23	1,169,000	1,241,835
Crown Castle International Corp, 3.2000%, 9/1/24	1,093,000	1,047,499
Crown Castle International Corp, 3.6500%, 9/1/27	1,520,000	1,447,306
Time Warner Inc, 3.6000%, 7/15/25	1,055,000	1,026,032
UBM PLC, 5.7500%, 11/3/20 (144A)	1,622,000	1,664,183
Verizon Communications Inc, 2.6250%, 8/15/26	3,777,000	3,447,074
Verizon Communications Inc, 4.8620%, 8/21/46	651,000	655,856
		25,738,856
Consumer Cyclical – 4.6%
1011778 BC ULC / New Red Finance Inc, 4.6250%, 1/15/22 (144A)	1,831,000	1,835,577
1011778 BC ULC / New Red Finance Inc, 4.2500%, 5/15/24 (144A)	1,659,000	1,584,345
Amazon.com Inc, 2.8000%, 8/22/24 (144A)	805,000	778,153
Amazon.com Inc, 3.1500%, 8/22/27 (144A)	2,542,000	2,450,912
Booking Holdings Inc, 3.6000%, 6/1/26	2,601,000	2,553,672
DR Horton Inc, 3.7500%, 3/1/19	985,000	989,523
DR Horton Inc, 4.0000%, 2/15/20	236,000	239,963
Ford Motor Credit Co LLC, 2.4250%, 6/12/20	636,000	624,228
General Motors Co, 4.8750%, 10/2/23	972,000	1,013,939
General Motors Financial Co Inc, 3.1000%, 1/15/19	152,000	152,157
General Motors Financial Co Inc, 3.1500%, 1/15/20	744,000	743,843
General Motors Financial Co Inc, 3.2000%, 7/13/20	3,162,000	3,155,200
General Motors Financial Co Inc, 3.9500%, 4/13/24	1,771,000	1,755,246
IHO Verwaltungs GmbH, 4.1250%, 9/15/21 (144A)	399,000	391,020
IHO Verwaltungs GmbH, 4.5000%, 9/15/23 (144A)	241,000	233,770
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	943,000	978,362
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	1,482,000	1,504,230
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	2,275,000	2,184,000
McDonald's Corp, 3.5000%, 3/1/27	1,357,000	1,340,976
MDC Holdings Inc, 5.5000%, 1/15/24	1,098,000	1,114,470
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc,
5.6250%, 5/1/24	854,000	879,620
MGM Resorts International, 6.6250%, 12/15/21	741,000	799,354
MGM Resorts International, 7.7500%, 3/15/22	266,000	296,258
MGM Resorts International, 6.0000%, 3/15/23	133,000	139,650
Service Corp International/US, 5.3750%, 5/15/24	834,000	866,568
Tapestry Inc, 3.0000%, 7/15/22	348,000	336,182
Tapestry Inc, 4.1250%, 7/15/27	461,000	451,007
Toll Brothers Finance Corp, 4.0000%, 12/31/18	482,000	484,988
Toll Brothers Finance Corp, 5.8750%, 2/15/22	392,000	415,520
Toll Brothers Finance Corp, 4.3750%, 4/15/23	268,000	265,655
ZF North America Capital Inc, 4.5000%, 4/29/22 (144A)	271,000	274,388
		30,832,776
Consumer Non-Cyclical – 5.3%
Abbott Laboratories, 3.8750%, 9/15/25	235,000	237,246
Abbott Laboratories, 3.7500%, 11/30/26	436,000	433,388
Allergan Funding SCS, 3.0000%, 3/12/20	914,000	909,185
Aramark Services Inc, 5.0000%, 2/1/28 (144A)	1,234,000	1,207,777
Becton Dickinson and Co, 2.8940%, 6/6/22	852,000	826,415
Becton Dickinson and Co, 3.3630%, 6/6/24	1,893,000	1,821,239
Celgene Corp, 2.7500%, 2/15/23	490,000	470,184
Constellation Brands Inc, 4.7500%, 12/1/25	202,000	212,628
Constellation Brands, Inc., 4.2500%, 5/1/23	1,820,000	1,863,647
CVS Health Corp, 4.7500%, 12/1/22	712,000	745,536
CVS Health Corp, 4.1000%, 3/25/25	1,974,000	1,986,276
CVS Health Corp, 4.3000%, 3/25/28	2,740,000	2,756,919
CVS Health Corp, 5.0500%, 3/25/48	968,000	1,016,070
HCA Inc, 3.7500%, 3/15/19	755,000	757,869

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
HCA Inc, 5.0000%, 3/15/24	$1,169,000	$1,180,690
HCA Inc, 5.2500%, 6/15/26	964,000	976,532
HCA Inc, 4.5000%, 2/15/27	1,128,000	1,088,520
Life Technologies Corp, 6.0000%, 3/1/20	1,186,000	1,246,327
McCormick & Co Inc/MD, 3.1500%, 8/15/24	482,000	467,534
Molson Coors Brewing Co, 3.0000%, 7/15/26	2,469,000	2,280,821
Newell Brands Inc, 5.0000%, 11/15/23	879,000	901,973
Post Holdings Inc, 5.0000%, 8/15/26 (144A)	345,000	327,750
Post Holdings Inc, 5.7500%, 3/1/27 (144A)	1,816,000	1,793,300
Post Holdings Inc, 5.6250%, 1/15/28 (144A)	1,026,000	979,830
Sysco Corp, 2.5000%, 7/15/21	371,000	364,045
Sysco Corp, 3.3000%, 7/15/26	923,000	890,207
Sysco Corp, 3.2500%, 7/15/27	616,000	588,551
Teva Pharmaceutical Finance Co BV, 2.9500%, 12/18/22	164,000	145,209
Teva Pharmaceutical Finance Netherlands III BV, 2.8000%, 7/21/23	891,000	754,651
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 4/15/24 (144A)	2,296,000	2,228,830
Teva Pharmaceutical Finance Netherlands III BV, 6.7500%, 3/1/28 (144A)	901,000	888,982
Wm Wrigley Jr Co, 2.4000%, 10/21/18 (144A)	2,006,000	2,003,545
Wm Wrigley Jr Co, 3.3750%, 10/21/20 (144A)	1,215,000	1,225,118
		35,576,794
Electric – 1.5%
Berkshire Hathaway Energy Co, 2.8000%, 1/15/23 (144A)	860,000	842,117
Duke Energy Corp, 1.8000%, 9/1/21	616,000	586,220
Duke Energy Corp, 2.4000%, 8/15/22	762,000	731,490
Duke Energy Corp, 2.6500%, 9/1/26	1,654,000	1,508,539
NextEra Energy Operating Partners LP, 4.2500%, 9/15/24 (144A)	245,000	237,650
NextEra Energy Operating Partners LP, 4.5000%, 9/15/27 (144A)	450,000	424,125
PPL Capital Funding Inc, 3.1000%, 5/15/26	1,787,000	1,688,097
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	1,321,000	1,384,634
Southern Co, 2.9500%, 7/1/23	1,211,000	1,175,990
Southern Co, 3.2500%, 7/1/26	1,595,000	1,514,669
		10,093,531
Energy – 3.8%
Andeavor Logistics LP / Tesoro Logistics Finance Corp, 3.5000%, 12/1/22	374,000	367,415
Andeavor Logistics LP / Tesoro Logistics Finance Corp, 5.2500%, 1/15/25	511,000	519,508
Canadian Natural Resources Ltd, 2.9500%, 1/15/23	569,000	552,315
Cenovus Energy Inc, 5.7000%, 10/15/19	37,000	38,269
Columbia Pipeline Group Inc, 4.5000%, 6/1/25	627,000	632,500
ConocoPhillips Co, 4.9500%, 3/15/26	1,496,000	1,632,119
Continental Resources Inc/OK, 5.0000%, 9/15/22	1,165,000	1,181,019
Continental Resources Inc/OK, 4.5000%, 4/15/23	1,729,000	1,748,451
Enbridge Energy Partners LP, 5.8750%, 10/15/25	884,000	968,999
Energy Transfer Equity LP, 4.2500%, 3/15/23	950,000	923,875
Energy Transfer Equity LP, 5.8750%, 1/15/24	1,017,000	1,050,052
Energy Transfer Equity LP, 5.5000%, 6/1/27	99,000	99,248
Energy Transfer Partners LP, 4.1500%, 10/1/20	732,000	742,071
Energy Transfer Partners LP / Regency Energy Finance Corp, 5.7500%, 9/1/20	478,000	499,898
Kinder Morgan Energy Partners LP, 3.5000%, 3/1/21	132,000	132,060
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	683,000	712,434
Kinder Morgan Energy Partners LP, 3.9500%, 9/1/22	789,000	794,993
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	79,000	84,632
Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)	201,000	209,070
MPLX LP, 4.7000%, 4/15/48	952,000	931,813
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	222,000	220,613
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	570,000	561,450
NuStar Logistics LP, 5.6250%, 4/28/27	1,356,000	1,315,320
Phillips 66 Partners LP, 3.6050%, 2/15/25	961,000	939,613
Phillips 66 Partners LP, 3.7500%, 3/1/28	388,000	374,226
Phillips 66 Partners LP, 4.6800%, 2/15/45	344,000	334,967
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	428,000	430,336
Plains All American Pipeline LP / PAA Finance Corp, 4.5000%, 12/15/26	415,000	411,379
Regency Energy Partners LP / Regency Energy Finance Corp, 5.8750%, 3/1/22	1,064,000	1,135,223
Sabine Pass Liquefaction LLC, 5.0000%, 3/15/27	1,865,000	1,936,402
TC PipeLines LP, 3.9000%, 5/25/27	1,184,000	1,131,800
Williams Cos Inc, 3.7000%, 1/15/23	479,000	465,828
Williams Partners LP, 3.6000%, 3/15/22	540,000	537,773
Williams Partners LP, 3.7500%, 6/15/27	1,941,000	1,854,424
		25,470,095
Finance Companies – 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.5000%, 1/15/25	1,134,000	1,092,797
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.6500%, 7/21/27	591,000	553,068
Air Lease Corp, 3.2500%, 3/1/25	1,612,000	1,537,051
Park Aerospace Holdings Ltd, 5.2500%, 8/15/22 (144A)	1,236,000	1,210,909
Park Aerospace Holdings Ltd, 5.5000%, 2/15/24 (144A)	353,000	342,410

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Finance Companies – (continued)
Quicken Loans Inc, 5.2500%, 1/15/28 (144A)	$1,370,000	$1,280,950
		6,017,185
Financial Institutions – 1.3%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	2,055,000	2,128,342
Kennedy-Wilson Inc, 5.8750%, 4/1/24	2,928,000	2,902,380
LeasePlan Corp NV, 2.5000%, 5/16/18 (144A)	3,539,000	3,536,736
		8,567,458
Insurance – 0.8%
Aetna Inc, 2.8000%, 6/15/23	754,000	724,212
Centene Corp, 4.7500%, 5/15/22	116,000	117,450
Centene Corp, 6.1250%, 2/15/24	344,000	358,001
Centene Corp, 4.7500%, 1/15/25	1,014,000	988,650
UnitedHealth Group Inc, 2.3750%, 10/15/22	666,000	640,635
UnitedHealth Group Inc, 3.4500%, 1/15/27	273,000	270,139
UnitedHealth Group Inc, 3.3750%, 4/15/27	139,000	136,683
UnitedHealth Group Inc, 2.9500%, 10/15/27	1,118,000	1,062,026
WellCare Health Plans Inc, 5.2500%, 4/1/25	1,278,000	1,282,792
		5,580,588
Natural Gas – 0.5%
Sempra Energy, ICE LIBOR USD 3 Month + 0.5000%, 2.2091%, 1/15/21	1,317,000	1,317,589
Sempra Energy, 3.4000%, 2/1/28	1,378,000	1,317,793
Sempra Energy, 3.8000%, 2/1/38	541,000	508,920
Sempra Energy, 4.0000%, 2/1/48	405,000	376,573
		3,520,875
Real Estate Investment Trusts (REITs) – 1.1%
Alexandria Real Estate Equities Inc, 2.7500%, 1/15/20	412,000	409,992
Alexandria Real Estate Equities Inc, 4.6000%, 4/1/22	2,093,000	2,179,830
Alexandria Real Estate Equities Inc, 4.5000%, 7/30/29	943,000	955,092
Digital Realty Trust LP, 3.7000%, 8/15/27	380,000	365,931
Senior Housing Properties Trust, 6.7500%, 4/15/20	428,000	446,012
Senior Housing Properties Trust, 6.7500%, 12/15/21	500,000	536,430
SL Green Realty Corp, 5.0000%, 8/15/18	923,000	926,885
SL Green Realty Corp, 7.7500%, 3/15/20	1,642,000	1,782,546
		7,602,718
Technology – 5.1%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.6250%, 1/15/24	594,000	584,103
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.1250%, 1/15/25	665,000	628,289
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.8750%, 1/15/27	3,919,000	3,807,962
Cadence Design Systems Inc, 4.3750%, 10/15/24	2,773,000	2,866,787
Dell International LLC / EMC Corp, 4.4200%, 6/15/21 (144A)	1,633,000	1,674,775
Equinix Inc, 5.8750%, 1/15/26	53,000	55,253
Equinix Inc, 5.3750%, 5/15/27	240,000	243,600
Fidelity National Information Services Inc, 3.6250%, 10/15/20	476,000	481,912
Fidelity National Information Services Inc, 4.5000%, 10/15/22	564,000	589,009
First Data Corp, 7.0000%, 12/1/23 (144A)	1,762,000	1,852,302
NXP BV / NXP Funding LLC, 4.1250%, 6/15/20 (144A)	577,000	585,655
NXP BV / NXP Funding LLC, 4.1250%, 6/1/21 (144A)	429,000	433,290
NXP BV / NXP Funding LLC, 3.8750%, 9/1/22 (144A)	1,687,000	1,674,347
NXP BV / NXP Funding LLC, 4.6250%, 6/1/23 (144A)	1,007,000	1,024,925
Total System Services Inc, 3.8000%, 4/1/21	903,000	912,257
Total System Services Inc, 4.8000%, 4/1/26	2,589,000	2,710,786
Trimble Inc, 4.7500%, 12/1/24	3,428,000	3,568,963
TSMC Global Ltd, 1.6250%, 4/3/18 (144A)	4,509,000	4,509,000
Verisk Analytics Inc, 4.8750%, 1/15/19	847,000	860,366
Verisk Analytics Inc, 5.8000%, 5/1/21	2,420,000	2,592,259
Verisk Analytics Inc, 4.1250%, 9/12/22	1,055,000	1,087,124
Verisk Analytics Inc, 5.5000%, 6/15/45	1,089,000	1,210,086
		33,953,050
Transportation – 0.2%
FedEx Corp, 3.9000%, 2/1/35	146,000	140,981
FedEx Corp, 4.4000%, 1/15/47	64,000	63,081
FedEx Corp, 4.0500%, 2/15/48	1,461,000	1,369,181
		1,573,243
Total Corporate Bonds (cost $302,240,425)		298,231,157
Mortgage-Backed Securities – 24.8%
Fannie Mae Pool:
6.0000%, 2/1/37	156,036	178,379
5.0000%, 6/30/37	3,386,000	3,609,516
5.0000%, 6/30/37	1,574,000	1,680,854
5.5000%, 3/1/40	489,921	543,019
5.5000%, 2/1/41	309,897	343,539
5.0000%, 5/1/41	211,940	228,044
5.5000%, 6/1/41	677,304	749,506

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
5.0000%, 10/1/41	$239,411	$258,873
3.5000%, 10/1/42	735,570	740,855
4.5000%, 11/1/42	361,628	382,783
3.0000%, 2/1/43	58,012	56,980
3.5000%, 2/1/43	2,292,109	2,307,790
3.5000%, 2/1/43	420,495	423,390
3.5000%, 3/1/43	1,296,445	1,305,378
3.0000%, 5/1/43	208,403	204,687
5.5000%, 10/1/43	617,198	684,368
3.5000%, 4/1/44	807,932	813,995
5.0000%, 7/1/44	1,025,342	1,118,750
4.5000%, 10/1/44	731,099	776,165
3.5000%, 2/1/45	2,154,822	2,169,653
4.5000%, 3/1/45	1,232,359	1,308,454
4.5000%, 6/1/45	693,696	730,928
4.5000%, 9/1/45	3,090,684	3,281,507
3.0000%, 10/1/45	387,488	377,879
3.0000%, 10/1/45	250,308	244,096
3.5000%, 12/1/45	717,593	722,519
3.0000%, 1/1/46	50,500	49,256
3.5000%, 1/1/46	2,118,250	2,132,715
3.5000%, 1/1/46	1,836,146	1,848,685
4.5000%, 2/1/46	1,417,256	1,498,520
3.0000%, 3/1/46	1,649,523	1,608,907
3.0000%, 3/1/46	1,122,782	1,095,142
3.5000%, 7/1/46	1,380,965	1,388,040
3.5000%, 7/1/46	1,349,913	1,357,386
4.0000%, 8/1/46	90,940	94,082
4.0000%, 8/1/46	77,877	80,565
4.0000%, 8/1/46	58,574	60,606
3.0000%, 11/1/46	793,055	773,509
3.0000%, 11/1/46	312,763	305,620
3.0000%, 11/1/46	292,810	286,123
3.5000%, 12/1/46	107,035	107,397
3.5000%, 12/1/46	38,153	38,282
3.5000%, 1/1/47	425,442	426,882
3.5000%, 1/1/47	79,004	79,271
3.5000%, 1/1/47	41,205	41,344
3.0000%, 2/1/47	2,129,577	2,095,364
4.0000%, 3/1/47	120,784	124,957
4.0000%, 3/1/47	32,535	33,656
4.0000%, 3/1/47	32,201	33,305
4.0000%, 4/1/47	158,661	163,797
4.0000%, 4/1/47	122,087	126,294
4.0000%, 4/1/47	112,908	116,563
4.0000%, 4/30/47	17,133,000	17,543,762
4.0000%, 5/1/47	407,843	418,772
4.0000%, 5/1/47	131,605	136,140
4.0000%, 5/1/47	103,105	106,658
4.0000%, 5/1/47	42,778	44,232
4.5000%, 5/1/47	217,429	230,719
4.5000%, 5/1/47	178,713	189,084
4.5000%, 5/1/47	176,452	186,650
4.5000%, 5/1/47	132,714	140,924
4.5000%, 5/1/47	122,838	129,964
4.5000%, 5/1/47	107,765	114,318
4.5000%, 5/1/47	60,386	63,927
4.5000%, 5/1/47	44,031	46,691
4.5000%, 5/1/47	39,954	42,355
4.5000%, 5/31/47	9,399,000	9,838,141
3.5000%, 6/1/47	85,828	86,130
4.0000%, 6/1/47	265,361	272,649
4.0000%, 6/1/47	242,622	250,869
4.0000%, 6/1/47	235,960	244,089
4.0000%, 6/1/47	225,529	232,765
4.0000%, 6/1/47	182,122	189,289
4.0000%, 6/1/47	111,461	114,571
4.0000%, 6/1/47	106,706	110,130
4.0000%, 6/1/47	84,329	87,208
4.0000%, 6/1/47	69,437	71,685
4.0000%, 6/1/47	50,784	52,188
4.0000%, 6/1/47	30,825	31,927
4.5000%, 6/1/47	772,921	817,754
4.5000%, 6/1/47	76,724	81,336

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.5000%, 7/1/47	$163,877	$164,453
3.5000%, 7/1/47	99,045	99,393
3.5000%, 7/1/47	74,544	74,933
3.5000%, 7/1/47	45,408	45,691
3.5000%, 7/1/47	45,007	45,202
4.0000%, 7/1/47	370,375	382,366
4.0000%, 7/1/47	338,592	350,101
4.0000%, 7/1/47	190,149	196,250
4.0000%, 7/1/47	189,961	196,055
4.0000%, 7/1/47	150,474	155,611
4.0000%, 7/1/47	102,513	105,832
4.0000%, 7/1/47	90,274	93,171
4.0000%, 7/1/47	89,770	92,821
4.0000%, 7/1/47	57,973	59,833
4.0000%, 7/1/47	51,393	52,981
4.5000%, 7/1/47	557,933	590,300
4.5000%, 7/1/47	497,382	526,237
4.5000%, 7/1/47	484,396	512,797
3.5000%, 8/1/47	600,164	601,708
3.5000%, 8/1/47	384,970	386,309
3.5000%, 8/1/47	352,412	353,651
3.5000%, 8/1/47	85,023	85,322
3.5000%, 8/1/47	30,883	30,991
4.0000%, 8/1/47	1,007,748	1,035,033
4.0000%, 8/1/47	486,665	502,421
4.0000%, 8/1/47	366,437	378,893
4.0000%, 8/1/47	345,214	356,288
4.0000%, 8/1/47	212,861	219,690
4.0000%, 8/1/47	155,967	161,291
4.0000%, 8/1/47	87,857	90,240
4.5000%, 8/1/47	682,665	722,691
4.5000%, 8/1/47	169,841	179,695
3.5000%, 9/1/47	301,947	303,525
4.0000%, 9/1/47	89,158	92,018
4.0000%, 9/1/47	26,811	27,727
4.5000%, 9/1/47	3,188,824	3,344,773
4.5000%, 9/1/47	580,660	614,706
4.5000%, 9/1/47	433,713	458,876
4.5000%, 9/1/47	394,323	417,201
3.5000%, 10/1/47	2,609,173	2,616,164
3.5000%, 10/1/47	59,566	59,775
3.5000%, 10/1/47	52,582	52,862
3.5000%, 10/1/47	45,666	45,827
3.5000%, 10/1/47	24,817	24,995
4.0000%, 10/1/47	431,791	445,643
4.0000%, 10/1/47	373,795	385,787
4.0000%, 10/1/47	359,259	370,784
4.0000%, 10/1/47	240,321	248,030
4.0000%, 10/1/47	197,624	203,965
4.0000%, 10/1/47	96,337	99,627
4.5000%, 10/1/47	100,449	106,338
4.5000%, 10/1/47	46,131	48,836
3.0000%, 11/1/47	655,047	638,861
3.5000%, 11/1/47	224,659	226,005
3.5000%, 11/1/47	140,833	141,720
4.0000%, 11/1/47	551,555	566,859
4.0000%, 11/1/47	540,864	558,215
4.0000%, 11/1/47	229,248	235,984
4.0000%, 11/1/47	168,178	173,574
4.0000%, 11/1/47	88,072	91,099
4.5000%, 11/1/47	491,949	520,490
3.5000%, 12/1/47	849,239	853,547
3.5000%, 12/1/47	448,444	450,367
3.5000%, 12/1/47	189,878	190,578
3.5000%, 12/1/47	89,589	89,998
4.0000%, 12/1/47	1,917,488	1,973,954
4.0000%, 12/1/47	1,075,645	1,105,491
3.5000%, 1/1/48	636,466	640,076
3.5000%, 1/1/48	277,046	278,309
4.0000%, 1/1/48	2,748,132	2,829,172
4.0000%, 1/1/48	2,134,418	2,198,861
4.0000%, 1/1/48	2,061,289	2,118,500
4.0000%, 1/1/48	387,744	399,190
4.0000%, 2/1/48	817,599	841,708

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.5000%, 3/1/48	$358,129	$360,160
4.0000%, 3/1/48	872,000	898,363
3.5000%, 8/1/56	3,395,128	3,395,946
3.0000%, 2/1/57	1,918,353	1,854,061
		115,529,899
Freddie Mac Gold Pool:
5.5000%, 10/1/36	268,767	298,349
6.0000%, 4/1/40	262,841	300,803
5.5000%, 8/1/41	846,985	952,223
5.5000%, 8/1/41	794,405	882,844
5.0000%, 3/1/42	704,442	765,884
3.5000%, 2/1/43	647,690	652,332
3.5000%, 2/1/44	906,195	912,701
4.5000%, 5/1/44	694,026	735,558
3.0000%, 1/1/45	847,500	829,776
4.0000%, 2/1/46	600,678	624,897
3.5000%, 7/1/46	2,679,060	2,699,243
3.5000%, 7/1/46	573,798	575,949
3.0000%, 10/1/46	2,504,783	2,444,917
3.0000%, 12/1/46	4,506,592	4,398,819
4.0000%, 8/1/47	1,623,693	1,668,937
3.5000%, 9/1/47	2,121,465	2,131,199
3.5000%, 9/1/47	1,339,683	1,343,004
3.5000%, 9/1/47	763,444	765,406
3.5000%, 9/1/47	624,532	626,024
3.5000%, 9/1/47	590,894	594,128
3.5000%, 10/1/47	1,736,027	1,740,173
3.5000%, 11/1/47	677,974	680,419
3.5000%, 12/1/47	2,511,972	2,525,717
3.5000%, 12/1/47	494,262	497,202
3.5000%, 1/1/48	6,880,269	6,930,342
3.5000%, 2/1/48	253,635	254,379
3.5000%, 2/1/48	249,619	250,616
4.0000%, 2/1/48	296,541	305,379
4.0000%, 3/1/48	561,000	578,137
4.0000%, 3/1/48	477,000	491,216
4.0000%, 3/1/48	404,000	416,041
		38,872,614
Ginnie Mae I Pool:
4.5000%, 9/15/40	444,973	471,677
4.5000%, 5/15/41	417,185	438,626
4.0000%, 1/15/45	2,519,098	2,608,383
4.5000%, 8/15/46	2,876,922	3,059,136
4.0000%, 7/15/47	1,532,324	1,580,993
4.0000%, 8/15/47	311,465	321,375
4.0000%, 11/15/47	464,200	481,030
4.0000%, 12/15/47	616,354	638,741
		9,599,961
Ginnie Mae II Pool:
4.0000%, 8/20/47	226,044	233,879
4.0000%, 8/20/47	105,984	109,658
4.0000%, 8/20/47	43,948	45,471
3.0000%, 10/20/47	1,735,594	1,707,447
		2,096,455
Total Mortgage-Backed Securities (cost $168,915,545)		166,098,929
United States Treasury Notes/Bonds – 15.7%
1.7500%, 11/30/19	5,496,000	5,450,311
1.8750%, 12/31/19	1,853,000	1,840,467
2.0000%, 1/31/20	15,188,000	15,114,134
2.2500%, 2/29/20	18,245,000	18,230,937
1.6250%, 10/15/20	147,000	144,330
1.7500%, 11/15/20	3,288,000	3,236,232
2.0000%, 1/15/21	5,415,000	5,358,672
2.2500%, 2/15/21	1,838,000	1,830,646
1.7500%, 5/31/22	2,535,000	2,457,616
1.7500%, 6/30/22	525,000	508,682
1.8750%, 7/31/22	844,000	821,120
1.6250%, 8/31/22	2,106,000	2,025,692
1.8750%, 9/30/22	264,000	256,467
2.0000%, 11/30/22	974,000	950,407
2.1250%, 12/31/22	1,371,000	1,344,105
2.3750%, 1/31/23	728,000	721,780
2.6250%, 2/28/23	2,675,000	2,682,205

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds – (continued)
2.1250%, 2/29/24	$434,000	$421,643
2.1250%, 9/30/24	945,000	913,909
2.2500%, 12/31/24	1,115,000	1,084,735
2.7500%, 2/28/25	126,000	126,455
2.0000%, 11/15/26	3,945,000	3,718,027
2.2500%, 2/15/27	493,000	473,503
2.2500%, 11/15/27	1,977,000	1,892,325
2.7500%, 2/15/28	3,075,000	3,074,247
3.6250%, 2/15/44	1,598,000	1,787,024
3.0000%, 5/15/47	2,551,000	2,557,931
2.7500%, 8/15/47	5,066,000	4,831,141
2.7500%, 11/15/47	8,178,000	7,800,738
3.0000%, 2/15/48	13,594,000	13,641,831
Total United States Treasury Notes/Bonds (cost $105,065,606)		105,297,312
Investment Companies – 10.5%
Money Markets – 10.5%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº,£ (cost $70,269,801)	70,269,801	70,269,801
Total Investments (total cost $741,373,813) – 109.6%		734,668,626
Liabilities, net of Cash, Receivables and Other Assets – (9.6)%		(64,647,268)
Net Assets – 100%		$670,021,358

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$690,353,098	94.0%
Cayman Islands	10,119,000	1.4
Netherlands	8,900,818	1.2
Canada	6,975,154	1.0
United Kingdom	5,933,027	0.8
Taiwan	4,509,000	0.6
Israel	4,017,672	0.5
Ireland	1,804,059	0.2
Switzerland	1,157,620	0.2
Germany	899,178	0.1

Total	$734,668,626	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/18
Investment Companies – 10.5%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Henderson Cash Collateral Fund LLC, 1.5300%ºº	$—	$—	$—	$—
Money Markets – 10.5%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	210,587	—	—	70,269,801

Total Affiliated Investments – 10.5%	$210,587	$—	$—	$70,269,801

(1)For securities that were affiliated for a portion of the period ended March 31, 2018, this column reflects amounts for the entire period ended March 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 3/31/18
Investment Companies – 10.5%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Henderson Cash Collateral Fund LLC, 1.5300%ºº	—	10,132,500	(10,132,500)	—
Money Markets – 10.5%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	45,272,152	134,455,649	(109,458,000)	70,269,801

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2018 is $110,201,863, which represents 16.4% of net assets.

(a)

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrued at a future date. See Notes to Schedule of Investments.

‡

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2018.

ºº	Rate shown is the 7-day yield as of March 31, 2018.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted and Illiquid Securities (as of March 31, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	$1,201,688	$1,183,127	0.2%
loanDepot Station Place Agency Securitization Trust 2017-1, 2.6715%, 11/25/50	11/29/17	2,069,257	2,066,965	0.3
loanDepot Station Place Agency Securitization Trust 2017-1, 2.8715%, 11/25/50	11/29/17	414,000	413,446	0.0
Station Place Securitization Trust 2017-3, 2.6025%, 7/24/18	8/11/17	1,899,000	1,899,174	0.3
Total		$5,583,945	$5,562,712	0.8%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$59,972,582	$-
Bank Loans and Mezzanine Loans	-	34,798,845	-
Corporate Bonds	-	298,231,157	-
Mortgage-Backed Securities	-	166,098,929	-
United States Treasury Notes/Bonds	-	105,297,312	-
Investment Companies	-	70,269,801	-
Total Assets	$-	$734,668,626	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Flexible Bond Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 12 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Inflation-Linked Securities

The Portfolio may invest in inflation-indexed bonds, including municipal inflation-indexed bonds and corporate inflation-indexed bonds, or in derivatives that are linked to these securities. Inflation-linked bonds are fixed-income securities that have a principal value that is periodically adjusted according to the rate of inflation. If an index measuring inflation falls, the principal value of inflation-indexed bonds will typically be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Because of their inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. In addition, inflation-linked bonds also normally decline in price when real interest rates rise. In the event of deflation, when prices decline over time, the principal and income of inflation-linked bonds would likely decline, resulting in losses to the Portfolio.

In the case of Treasury Inflation-Protected Securities, also known as TIPS, repayment of original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury. For inflation-linked bonds that do not provide a similar guarantee, the adjusted principal value of the inflation-linked bond repaid at maturity may be less than the original principal. Other non-U.S. sovereign governments also issue inflation-linked securities (sometimes referred to as “linkers”) that are tied to their own local consumer price indices. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Inflation-linked bonds may also be issued by, or related to, sovereign governments of other developed countries, emerging market countries, or companies or other entities not affiliated with governments.

Loans

The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of March 31, 2018.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital Management LLC (“Janus Capital”) has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2018 can be found in a table located in the Schedule of Investments.

TBA Commitments

A Portfolio may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Portfolio will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Portfolio may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Portfolio could suffer a loss.

When-Issued and Delayed Delivery Securities

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolio may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio may hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

Subsequent Event

Management has evaluated whether any other events or transactions occurred subsequent to March 31, 2018 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Forty Portfolio

Schedule of Investments (unaudited)

March 31, 2018

Shares		Value
Common Stocks – 96.6%
Aerospace & Defense – 1.6%
General Dynamics Corp	59,190	$13,075,071
Auto Components – 1.7%
Aptiv PLC	160,484	13,636,325
Banks – 2.8%
Citigroup Inc	336,103	22,686,953
Biotechnology – 3.6%
Celgene Corp*	178,559	15,929,248
Regeneron Pharmaceuticals Inc*	36,582	12,597,378
		28,526,626
Capital Markets – 7.6%
Charles Schwab Corp	361,578	18,881,603
Goldman Sachs Group Inc	76,202	19,192,236
Intercontinental Exchange Inc	310,057	22,485,334
		60,559,173
Chemicals – 4.0%
Air Products & Chemicals Inc	88,213	14,028,513
Sherwin-Williams Co	45,567	17,867,732
		31,896,245
Construction Materials – 0.9%
Vulcan Materials Co	61,911	7,068,379
Electronic Equipment, Instruments & Components – 1.7%
TE Connectivity Ltd	133,533	13,339,947
Equity Real Estate Investment Trusts (REITs) – 2.0%
American Tower Corp	112,448	16,343,192
Health Care Equipment & Supplies – 4.5%
Boston Scientific Corp*	702,799	19,200,469
Intuitive Surgical Inc*	41,356	17,072,998
		36,273,467
Health Care Providers & Services – 1.8%
Humana Inc	54,017	14,521,390
Hotels, Restaurants & Leisure – 2.4%
Starbucks Corp	337,814	19,556,052
Information Technology Services – 7.3%
Mastercard Inc	274,704	48,117,153
PayPal Holdings Inc*	134,579	10,210,509
		58,327,662
Internet & Direct Marketing Retail – 9.5%
Amazon.com Inc*	30,660	44,375,444
Booking Holdings Inc*	5,320	11,067,675
Ctrip.com International Ltd (ADR)*	237,528	11,073,555
Netflix Inc*	30,306	8,950,877
		75,467,551
Internet Software & Services – 9.2%
Alibaba Group Holding Ltd (ADR)*	88,136	16,176,481
Alphabet Inc - Class C*	43,499	44,881,833
Facebook Inc*	77,325	12,355,762
		73,414,076
Media – 0.8%
Live Nation Entertainment Inc*	151,779	6,395,967
Pharmaceuticals – 4.6%
Allergan PLC	82,253	13,842,357
Nektar Therapeutics*	63,224	6,718,182
Zoetis Inc	195,015	16,285,703
		36,846,242
Professional Services – 1.6%
CoStar Group Inc*	35,162	12,752,554
Road & Rail – 2.1%
Union Pacific Corp	122,133	16,418,339
Semiconductor & Semiconductor Equipment – 7.7%
ASML Holding NV	108,844	21,612,065
NVIDIA Corp	48,413	11,211,967
Texas Instruments Inc	272,419	28,301,610
		61,125,642
Software – 15.5%
Activision Blizzard Inc	402,694	27,165,737
Adobe Systems Inc*	84,898	18,344,760
Microsoft Corp	433,196	39,537,799

Shares		Value
Common Stocks – (continued)
Software – (continued)
salesforce.com Inc*	334,210	$38,868,623
		123,916,919
Technology Hardware, Storage & Peripherals – 1.6%
Apple Inc	75,323	12,637,693
Textiles, Apparel & Luxury Goods – 2.1%
NIKE Inc	252,646	16,785,800
Total Common Stocks (cost $522,258,126)		771,571,265
Investment Companies – 3.4%
Money Markets – 3.4%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº,£ (cost $27,161,448)	27,161,448	27,161,448
Total Investments (total cost $549,419,574) – 100.0%		798,732,713
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(250,452)
Net Assets – 100%		$798,482,261

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$749,870,612	93.9%
China	27,250,036	3.4
Netherlands	21,612,065	2.7

Total	$798,732,713	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/18
Investment Companies – 3.4%
Money Markets – 3.4%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	$90,458	$—	$—	$27,161,448

(1) For securities that were affiliated for a portion of the period ended March 31, 2018, this column reflects amounts for the entire period ended March 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 3/31/18
Investment Companies – 3.4%
Money Markets – 3.4%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	38,903,503	41,559,945	(53,302,000)	27,161,448

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2018.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$771,571,265	$-	$-
Investment Companies	-	27,161,448	-
Total Assets	$771,571,265	$27,161,448	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Forty Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 12 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital Management LLC (“Janus Capital”) has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2018 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2018 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Global Research Portfolio

Schedule of Investments (unaudited)

March 31, 2018

Shares		Value
Common Stocks – 99.3%
Aerospace & Defense – 2.9%
L3 Technologies Inc	40,778	$8,481,824
Safran SA	123,857	13,123,659
		21,605,483
Airlines – 1.9%
Ryanair Holdings PLC (ADR)*	60,312	7,409,329
United Continental Holdings Inc*	98,878	6,869,055
		14,278,384
Automobiles – 1.0%
Isuzu Motors Ltd	499,800	7,674,055
Banks – 9.0%
BNP Paribas SA	97,559	7,232,674
China Construction Bank Corp	6,199,000	6,441,572
HDFC Bank Ltd	301,349	8,957,802
ING Groep NV	402,560	6,798,301
JPMorgan Chase & Co	131,916	14,506,803
Mitsubishi UFJ Financial Group Inc	1,081,800	7,181,086
UniCredit SpA	266,131	5,583,313
Wells Fargo & Co	203,126	10,645,834
		67,347,385
Beverages – 2.9%
Coca-Cola Co	286,935	12,461,587
Pernod Ricard SA	54,963	9,154,864
		21,616,451
Biotechnology – 3.4%
Biogen Inc*	25,684	7,032,793
Celgene Corp*	57,641	5,142,154
Neurocrine Biosciences Inc*	64,740	5,368,888
Shire PLC (ADR)	159,494	7,949,516
		25,493,351
Capital Markets – 4.1%
Blackstone Group LP	174,814	5,585,307
Intercontinental Exchange Inc	94,671	6,865,541
London Stock Exchange Group PLC	97,785	5,665,228
TD Ameritrade Holding Corp	140,006	8,292,555
UBS Group AG*	233,520	4,113,155
		30,521,786
Chemicals – 2.3%
Air Products & Chemicals Inc	55,499	8,826,006
Shin-Etsu Chemical Co Ltd	83,200	8,650,548
		17,476,554
Construction Materials – 0.6%
Vulcan Materials Co	42,558	4,858,847
Consumer Finance – 1.1%
Synchrony Financial	237,087	7,949,527
Containers & Packaging – 0.7%
Sealed Air Corp	123,080	5,266,593
Electrical Equipment – 1.0%
Sensata Technologies Holding NV*	143,646	7,445,172
Electronic Equipment, Instruments & Components – 2.2%
Amphenol Corp	49,174	4,235,357
Flex Ltd*	320,665	5,236,459
Keyence Corp	11,400	7,136,667
		16,608,483
Energy Equipment & Services – 0.7%
Halliburton Co	114,877	5,392,326
Equity Real Estate Investment Trusts (REITs) – 1.9%
American Tower Corp	36,303	5,276,278
Equinix Inc	8,775	3,669,179
Invitation Homes Inc	221,106	5,047,850
		13,993,307
Food & Staples Retailing – 0.3%
Costco Wholesale Corp	11,024	2,077,252
Food Products – 0.7%
Hershey Co	52,547	5,200,051
Health Care Equipment & Supplies – 0.9%
Boston Scientific Corp*	239,583	6,545,408
Health Care Providers & Services – 1.6%
Humana Inc	20,784	5,587,363

Shares		Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
Universal Health Services Inc	55,240	$6,540,968
		12,128,331
Hotels, Restaurants & Leisure – 2.7%
McDonald's Corp	41,048	6,419,086
Merlin Entertainments PLC	828,642	4,032,127
Norwegian Cruise Line Holdings Ltd*	61,771	3,272,010
Starbucks Corp	106,397	6,159,322
		19,882,545
Household Durables – 1.3%
Sony Corp	99,300	4,836,520
Techtronic Industries Co Ltd	830,500	4,905,910
		9,742,430
Independent Power and Renewable Electricity Producers – 1.1%
NRG Energy Inc	279,402	8,530,143
Industrial Conglomerates – 1.2%
Siemens AG	69,071	8,808,943
Information Technology Services – 3.8%
Amdocs Ltd	97,507	6,505,667
Mastercard Inc	65,249	11,429,015
Visa Inc	90,552	10,831,830
		28,766,512
Insurance – 3.3%
AIA Group Ltd	1,168,800	9,978,215
Progressive Corp	149,437	9,105,196
Prudential PLC	220,811	5,518,896
		24,602,307
Internet & Direct Marketing Retail – 3.2%
Amazon.com Inc*	10,453	15,129,045
Booking Holdings Inc*	2,632	5,475,586
Ctrip.com International Ltd (ADR)*	65,004	3,030,486
		23,635,117
Internet Software & Services – 3.9%
Alibaba Group Holding Ltd (ADR)*	40,966	7,518,900
Alphabet Inc - Class C*	18,298	18,879,693
MercadoLibre Inc	8,620	3,072,082
		29,470,675
Life Sciences Tools & Services – 1.0%
Thermo Fisher Scientific Inc	35,120	7,250,875
Machinery – 3.1%
Illinois Tool Works Inc	49,586	7,768,143
Parker-Hannifin Corp	47,692	8,156,763
SMC Corp/Japan	17,600	7,184,726
		23,109,632
Media – 1.3%
Grupo Televisa SAB (ADR)	145,006	2,314,296
Walt Disney Co	74,160	7,448,630
		9,762,926
Metals & Mining – 1.0%
Rio Tinto PLC	140,411	7,127,905
Multi-Utilities – 0.6%
National Grid PLC	389,204	4,376,297
Oil, Gas & Consumable Fuels – 6.5%
Anadarko Petroleum Corp	114,796	6,934,826
Antero Resources Corp*	205,207	4,073,359
Canadian Natural Resources Ltd	178,696	5,618,062
Enterprise Products Partners LP	345,523	8,458,403
Occidental Petroleum Corp	76,609	4,976,521
Suncor Energy Inc	271,359	9,371,807
TOTAL SA	156,412	8,888,380
		48,321,358
Personal Products – 3.0%
Estee Lauder Cos Inc	79,649	11,925,048
Unilever NV	183,638	10,379,505
		22,304,553
Pharmaceuticals – 5.5%
AstraZeneca PLC	125,122	8,604,848
Eli Lilly & Co	117,764	9,111,401
Jazz Pharmaceuticals PLC*	33,215	5,015,133
Mylan NV*	131,266	5,404,221
Nektar Therapeutics*	54,185	5,757,698
Sanofi	87,774	7,052,240
		40,945,541

Shares		Value
Common Stocks – (continued)
Road & Rail – 1.0%
CSX Corp	130,853	$7,289,821
Semiconductor & Semiconductor Equipment – 5.0%
ASML Holding NV	47,851	9,466,020
Broadcom Ltd	28,510	6,718,382
Microchip Technology Inc	51,008	4,660,091
Taiwan Semiconductor Manufacturing Co Ltd	1,099,000	9,341,063
Texas Instruments Inc	68,199	7,085,194
		37,270,750
Software – 6.1%
Activision Blizzard Inc	118,769	8,012,157
Adobe Systems Inc*	45,223	9,771,786
Constellation Software Inc/Canada	6,158	4,178,711
salesforce.com Inc*	80,013	9,305,512
SS&C Technologies Holdings Inc	116,173	6,231,520
Ultimate Software Group Inc*	32,983	8,037,957
		45,537,643
Specialty Retail – 0.7%
Home Depot Inc	30,042	5,354,686
Technology Hardware, Storage & Peripherals – 0.8%
Samsung Electronics Co Ltd	2,529	5,894,026
Textiles, Apparel & Luxury Goods – 1.4%
Cie Financiere Richemont SA	51,612	4,637,776
NIKE Inc	86,680	5,759,019
		10,396,795
Tobacco – 1.5%
British American Tobacco PLC	187,305	10,871,716
Trading Companies & Distributors – 1.1%
Ferguson PLC	110,396	8,302,735
Total Common Stocks (cost $577,121,941)		741,034,677
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº,£ (cost $4,371,000)	4,371,000	4,371,000
Total Investments (total cost $581,492,941) – 99.9%		745,405,677
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		950,103
Net Assets – 100%		$746,355,780

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$457,021,716	61.3%
United Kingdom	62,449,268	8.4
France	45,451,817	6.1
Japan	42,663,602	5.7
Netherlands	26,643,826	3.6
Canada	19,168,580	2.6
China	16,990,958	2.3
Hong Kong	14,884,125	2.0
Taiwan	9,341,063	1.2
India	8,957,802	1.2
Germany	8,808,943	1.2
Switzerland	8,750,931	1.2
Ireland	7,409,329	1.0
South Korea	5,894,026	0.8
Italy	5,583,313	0.7
Brazil	3,072,082	0.4
Mexico	2,314,296	0.3

Total	$745,405,677	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/18
Investment Companies – 0.6%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Henderson Cash Collateral Fund LLC, 1.5300%ºº	$9,819Δ	$—	$—	$—
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	18,012	—	—	4,371,000
Total Affiliated Investments – 0.6%	$27,831	$—	$—	$4,371,000

(1) For securities that were affiliated for a portion of the period ended March 31, 2018, this column reflects amounts for the entire period ended March 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 3/31/18
Investment Companies – 0.6%
Investments Purchased with Cash Collateral from Securities Lending – 0%
Janus Henderson Cash Collateral Fund LLC, 1.5300%ºº	—	34,540,207	(34,540,207)	—
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	5,533,376	38,130,160	(39,292,536)	4,371,000

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2018.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Δ	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets

Investments in Securities:
Common Stocks
Aerospace & Defense	$8,481,824	$13,123,659	$-
Automobiles	-	7,674,055	-
Banks	25,152,637	42,194,748	-
Beverages	12,461,587	9,154,864	-
Biotechnology	17,543,835	7,949,516	-
Capital Markets	20,743,403	9,778,383	-
Chemicals	8,826,006	8,650,548	-
Electronic Equipment, Instruments & Components	9,471,816	7,136,667	-
Hotels, Restaurants & Leisure	15,850,418	4,032,127	-
Household Durables	-	9,742,430	-
Industrial Conglomerates	-	8,808,943	-
Insurance	9,105,196	15,497,111	-
Machinery	15,924,906	7,184,726	-
Metals & Mining	-	7,127,905	-
Multi-Utilities	-	4,376,297	-
Oil, Gas & Consumable Fuels	39,432,978	8,888,380	-
Personal Products	11,925,048	10,379,505	-
Pharmaceuticals	25,288,453	15,657,088	-
Semiconductor & Semiconductor Equipment	18,463,667	18,807,083	-
Technology Hardware, Storage & Peripherals	-	5,894,026	-
Textiles, Apparel & Luxury Goods	5,759,019	4,637,776	-
Tobacco	-	10,871,716	-
Trading Companies & Distributors	-	8,302,735	-
All Other	250,733,596	-	-
Investment Companies	-	4,371,000	-
Total Assets	$495,164,389	$250,241,288	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Global Research Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 12 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $19,239,149 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S.

Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities (also known as “A Shares”).Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market securities (also known as “A Shares”).

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). There were no securities on loan as of March 31, 2018.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2018 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2018 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Global Technology Portfolio

Schedule of Investments (unaudited)

March 31, 2018

Shares		Value
Common Stocks – 97.9%
Aerospace & Defense – 0.4%
Axon Enterprise Inc*	39,738	$1,562,101
Air Freight & Logistics – 0.3%
BEST Inc (ADR)*,#	112,627	1,160,058
Automobiles – 0.5%
BYD Co Ltd*	256,000	2,017,333
Communications Equipment – 1.4%
CommScope Holding Co Inc*	96,236	3,846,553
Switch Inc	141,248	2,247,256
		6,093,809
Electronic Equipment, Instruments & Components – 6.2%
Amphenol Corp	132,005	11,369,591
Flex Ltd*	287,736	4,698,729
National Instruments Corp	94,234	4,765,413
TE Connectivity Ltd	56,976	5,691,902
		26,525,635
Equity Real Estate Investment Trusts (REITs) – 3.2%
American Tower Corp	47,747	6,939,549
Crown Castle International Corp	22,929	2,513,248
Equinix Inc	9,821	4,106,553
		13,559,350
Household Durables – 0.8%
Sony Corp	75,200	3,662,702
Information Technology Services – 4.6%
Amdocs Ltd	62,500	4,170,000
Black Knight Inc*	45,637	2,149,503
Gartner Inc*	65,201	7,668,942
InterXion Holding NV*	35,603	2,211,302
Worldpay Inc*	45,086	3,640,782
		19,840,529
Internet & Direct Marketing Retail – 6.9%
Amazon.com Inc*	8,836	12,788,696
Booking Holdings Inc*	2,850	5,929,112
Ctrip.com International Ltd (ADR)*	79,525	3,707,456
MakeMyTrip Ltd*	54,577	1,893,822
Netflix Inc*	16,284	4,809,479
Netshoes Cayman Ltd*,#	40,197	237,966
		29,366,531
Internet Software & Services – 21.2%
Alibaba Group Holding Ltd (ADR)*	77,135	14,157,358
Alphabet Inc - Class C*	23,617	24,367,785
Baozun Inc (ADR)*,#	26,532	1,217,288
Care.com Inc*	54,914	893,451
ChannelAdvisor Corp*	83,822	762,780
Coupa Software Inc*	56,181	2,562,977
Etsy Inc*	120,451	3,379,855
Facebook Inc*	57,665	9,214,290
Instructure Inc*	32,368	1,364,311
Magic Leap Inc*,¢,§	58,710	1,585,170
MercadoLibre Inc	12,043	4,292,005
MuleSoft Inc*	36,982	1,626,468
Okta Inc*	112,433	4,480,455
Tencent Holdings Ltd	331,900	17,668,005
Yext Inc*,#	48,094	608,389
Zillow Group Inc*	49,362	2,655,676
		90,836,263
Media – 2.8%
Cable One Inc	3,388	2,327,929
Liberty Media Corp-Liberty Formula One*	74,781	2,306,994
Twenty-First Century Fox Inc	85,029	3,119,714
Walt Disney Co	43,988	4,418,155
		12,172,792
Professional Services – 1.1%
CoStar Group Inc*	12,840	4,656,811
Real Estate Management & Development – 0.3%
Redfin Corp*,#	52,192	1,191,543
Semiconductor & Semiconductor Equipment – 15.1%
ASML Holding NV	42,014	8,311,328
Broadcom Ltd	34,219	8,063,707

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Lam Research Corp	27,773	$5,642,363
Microchip Technology Inc	139,881	12,779,528
ON Semiconductor Corp*	84,288	2,061,685
Taiwan Semiconductor Manufacturing Co Ltd*	1,368,000	11,627,456
Texas Instruments Inc	76,144	7,910,600
Xilinx Inc	113,147	8,173,739
		64,570,406
Software – 28.6%
Activision Blizzard Inc	151,752	10,237,190
Adobe Systems Inc*	61,854	13,365,412
Atlassian Corp PLC*	37,037	1,997,035
Blackbaud Inc	18,131	1,845,917
Cadence Design Systems Inc*	148,195	5,449,130
Constellation Software Inc/Canada	5,554	3,768,847
Guidewire Software Inc*	20,413	1,649,983
Intuit Inc	20,760	3,598,746
Lyft Inc*,¢,§	49,290	1,959,085
Microsoft Corp	265,395	24,222,602
Nexon Co Ltd*	119,000	2,018,993
Nice Ltd (ADR)*	22,918	2,152,688
Nintendo Co Ltd	4,700	2,096,106
SailPoint Technologies Holding Inc*	82,775	1,712,615
salesforce.com Inc*	139,674	16,244,086
SS&C Technologies Holdings Inc	45,906	2,462,398
Take-Two Interactive Software Inc*	12,972	1,268,402
Tyler Technologies Inc*	30,018	6,332,597
Ubisoft Entertainment SA*	20,673	1,746,090
Ultimate Software Group Inc*	30,239	7,369,244
Zendesk Inc*	226,416	10,838,534
		122,335,700
Technology Hardware, Storage & Peripherals – 4.5%
Apple Inc	53,536	8,982,270
Samsung Electronics Co Ltd	4,460	10,394,367
		19,376,637
Total Common Stocks (cost $254,847,964)		418,928,200
Investment Companies – 3.2%
Investments Purchased with Cash Collateral from Securities Lending – 0.7%
Janus Henderson Cash Collateral Fund LLC, 1.5300%ºº,£	3,216,900	3,216,900
Money Markets – 2.5%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº,£	10,684,092	10,684,092
Total Investment Companies (cost $13,900,992)		13,900,992
Total Investments (total cost $268,748,956) – 101.1%		432,829,192
Liabilities, net of Cash, Receivables and Other Assets – (1.1)%		(4,796,783)
Net Assets – 100%		$428,032,409

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$336,490,987	77.7%
China	39,927,498	9.2
Taiwan	11,627,456	2.7
Netherlands	10,522,630	2.4
South Korea	10,394,367	2.4
Japan	7,777,801	1.8
Brazil	4,529,971	1.1
Canada	3,768,847	0.9
Israel	2,152,688	0.5
Australia	1,997,035	0.5
India	1,893,822	0.4
France	1,746,090	0.4

Total	$432,829,192	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/18
Investment Companies – 3.2%
Investments Purchased with Cash Collateral from Securities Lending – 0.7%
Janus Henderson Cash Collateral Fund LLC, 1.5300%ºº	$129,505∆	$—	$—	$3,216,900
Money Markets – 2.5%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	27,039	—	—	10,684,092

Total Affiliated Investments – 3.2%	$156,544	$—	$—	$13,900,992

(1) For securities that were affiliated for a portion of the period ended March 31, 2018, this column reflects amounts for the entire period ended March 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 3/31/18
Investment Companies – 3.2%
Investments Purchased with Cash Collateral from Securities Lending – 0.7%
Janus Henderson Cash Collateral Fund LLC, 1.5300%ºº	6,445,130	17,868,074	(21,096,304)	3,216,900
Money Markets – 2.5%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	6,369,964	28,562,399	(24,248,271)	10,684,092

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America:
Japanese Yen	5/2/18	(73,582,000)	$695,896	$2,909
Barclays Capital, Inc.:
Japanese Yen	4/26/18	(73,000,000)	690,386	3,162
Citibank NA:
British Pound	4/26/18	(55,000)	77,461	227
British Pound	4/26/18	(595,000)	823,896	(11,632)
Japanese Yen	4/26/18	(49,096,000)	464,278	2,087

				(9,318)
HSBC Securities (USA), Inc.:
Japanese Yen	5/2/18	(93,810,000)	887,722	4,229
JPMorgan Chase & Co.:
Japanese Yen	4/26/18	(127,720,000)	1,207,683	5,324
Total				$6,306

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2018

Market Value
Forward foreign currency exchange contracts, sold	$ 4,121,552

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2018.

#	Loaned security; a portion of the security is on loan at March 31, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of March 31, 2018)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Lyft Inc	12/17/15 - 11/10/17	$1,566,579	$1,959,085	0.4%
Magic Leap Inc	10/5/17	1,585,170	1,585,170	0.4
Total		$3,151,749	$3,544,255	0.8%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Automobiles	$-	$2,017,333	$-
Household Durables	-	3,662,702	-
Information Technology Services	16,199,747	3,640,782	-
Internet Software & Services	71,583,088	17,668,005	1,585,170
Semiconductor & Semiconductor Equipment	44,631,622	19,938,784	-
Software	114,515,426	5,861,189	1,959,085
Technology Hardware, Storage & Peripherals	8,982,270	10,394,367	-
All Other	96,288,630	-	-
Investment Companies	-	13,900,992	-
Total Investments in Securities	$352,200,783	$77,084,154	$3,544,255
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	17,938	-
Total Assets	$352,200,783	$77,102,092	$3,544,255
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$11,632	$-

(a)	Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson VIT Global Technology Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 12 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2018.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $3,391,741 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2018 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-

income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Emerging Market Investing

Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC.

The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2018 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2018 and through the date of of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Global Unconstrained Bond Portfolio

Schedule of Investments (unaudited)

March 31, 2018

Shares/Principal/ Contract Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 5.2%
Banc of America Funding 2005-5 Trust, 5.5000%, 9/25/35	$1,900	$1,884
Banc of America Funding 2006-7 Trust,
ICE LIBOR USD 1 Month + 0.6000%, 6.0000%, 9/25/36	2,691	2,575
Credit Suisse First Boston Mortgage Securities Corp, 5.5000%, 12/25/34	72,898	72,229
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0000%, 4.1285%, 3/25/39¤	100,629	7,205
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0500%, 4.1785%, 5/25/39¤	132,003	9,088
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.5500%, 4.6785%, 5/25/39¤	208,776	15,661
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.1500%, 4.2785%, 3/25/40¤	79,081	7,348
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.5500%, 4.6785%, 7/25/42¤	49,200	8,240
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.1500%, 4.2785%, 11/25/42¤	80,000	14,297
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.1500%, 4.2785%, 7/25/43¤	90,630	11,383
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 5.6000%, 3.9793%, 5/25/45¤	132,681	18,365
Freddie Mac REMICS, ICE LIBOR USD 1 Month + 6.0500%, 4.2734%, 4/15/39¤	80,514	5,523
Freddie Mac REMICS, ICE LIBOR USD 1 Month + 6.5500%, 4.7734%, 3/15/41¤	5,181	615
Freddie Mac REMICS, ICE LIBOR USD 1 Month + 6.5500%, 4.7734%, 5/15/42¤	26,235	4,159
Freddie Mac REMICS, ICE LIBOR USD 1 Month + 6.1500%, 4.3734%, 12/15/44¤	110,300	19,026
Government National Mortgage Association, 3.5000%, 12/20/39¤	69,751	4,339
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 6.6000%, 4.7779%, 12/20/39¤	40,220	4,341
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 5.6500%, 3.8279%, 10/20/45¤	46,090	5,841
MASTR Alternative Loan Trust 2004-6, 6.0000%, 7/25/34	19,722	20,180
Morgan Stanley Mortgage Loan Trust 2006-2, 5.7500%, 2/25/36	119,332	119,486
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $384,935)		351,785
Corporate Bonds – 76.6%
Banking – 11.3%
Ally Financial Inc, 3.6000%, 5/21/18	248,000	248,000
Ally Financial Inc, 3.2500%, 11/5/18	10,000	10,012
Ally Financial Inc, 8.0000%, 12/31/18	25,000	25,781
Bank of Montreal, 1.7500%, 9/11/19	56,000	55,174
Goldman Sachs Group Inc, ICE LIBOR USD 3 Month + 1.2000%, 2.9669%, 4/30/18	24,000	24,014
Morgan Stanley, 2.2000%, 12/7/18	129,000	128,713
Morgan Stanley, ICE LIBOR USD 3 Month + 0.7400%, 2.4845%, 7/23/19	4,000	4,017
Morgan Stanley, ICE LIBOR USD 3 Month + 0.5500%, 2.2945%, 2/10/21	23,000	23,013
PNC Bank NA, 2.5000%, 1/22/21	250,000	246,309
		765,033
Basic Industry – 0.2%
Packaging Corp of America, 2.4500%, 12/15/20	11,000	10,825
Capital Goods – 1.9%
CNH Industrial Capital LLC, 3.6250%, 4/15/18	40,000	40,010
Ingersoll-Rand Global Holding Co Ltd, 2.9000%, 2/21/21	21,000	20,943
Martin Marietta Materials Inc,
ICE LIBOR USD 3 Month + 0.5000%, 2.7018%, 12/20/19	12,000	12,018
Stanley Black & Decker Inc, 2.4510%, 11/17/18	38,000	37,923
United Technologies Corp, 1.7780%, 5/4/18Ç	20,000	19,983
		130,877
Communications – 0.4%
DISH DBS Corp, 4.2500%, 4/1/18	29,000	29,000
Consumer Cyclical – 14.7%
Best Buy Co Inc, 5.0000%, 8/1/18	12,000	12,085
Cresud SACIF y A, 6.5000%, 2/16/23	27,462	27,142
Daimler Finance North America LLC,
ICE LIBOR USD 3 Month + 0.4500%, 2.3539%, 2/22/21 (144A)	150,000	150,094
Dillard's Inc, 7.1300%, 8/1/18	12,000	12,092
Energy Transfer Partners LP,
ICE LIBOR USD 3 Month + 0.8200%, 2.8914%, 3/12/21 (144A)	22,000	22,003
Ford Motor Credit Co LLC, 2.9430%, 1/8/19	200,000	200,070
General Motors Co, ICE LIBOR USD 3 Month + 0.8000%, 2.5935%, 8/7/20	11,000	11,010
General Motors Financial Co Inc, 2.4000%, 4/10/18	2,000	2,000
General Motors Financial Co Inc, 3.2500%, 5/15/18	90,000	90,022
General Motors Financial Co Inc, 3.1000%, 1/15/19	202,000	202,208
Lennar Corp, 4.5000%, 11/15/19	12,000	12,090
Toll Brothers Finance Corp, 4.0000%, 12/31/18	139,000	139,862
Volkswagen Group of America Finance LLC, 1.6500%, 5/22/18 (144A)	111,000	110,843
		991,521
Consumer Non-Cyclical – 7.8%
BAT Capital Corp, ICE LIBOR USD 3 Month + 0.5900%, 2.4234%, 8/14/20 (144A)	23,000	23,072
BAT International Finance PLC, 1.8500%, 6/15/18 (144A)	136,000	135,802

Shares/Principal/ Contract Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Conagra Brands Inc, ICE LIBOR USD 3 Month + 0.5000%, 2.2039%, 10/9/20	$22,000	$22,016
CVS Health Corp, ICE LIBOR USD 3 Month + 0.6300%, 2.6873%, 3/9/20	22,000	22,082
CVS Health Corp, ICE LIBOR USD 3 Month + 0.7200%, 2.7773%, 3/9/21	22,000	22,165
General Mills Inc, 6.5900%, 10/15/18	292,000	298,263
Reynolds American Inc, 2.3000%, 6/12/18	4,000	3,998
		527,398
Electric – 0.2%
Dominion Energy Inc, 1.6000%, 8/15/19	16,000	15,723
Energy – 9.2%
Anadarko Holding Co, 7.0500%, 5/15/18	19,000	19,081
Boardwalk Pipelines LP, 5.2000%, 6/1/18	18,000	18,053
Kinder Morgan Energy Partners LP, 2.6500%, 2/1/19	575,000	573,283
Kinder Morgan Inc/DE, 7.2500%, 6/1/18	2,000	2,013
Northwest Pipeline LLC, 6.0500%, 6/15/18	2,000	2,013
Panhandle Eastern Pipe Line Co LP, 7.0000%, 6/15/18	4,000	4,040
Transcontinental Gas Pipe Line Co LLC, 6.0500%, 6/15/18	3,000	3,019
		621,502
Finance Companies – 7.6%
Aircastle Ltd, 4.6250%, 12/15/18	284,000	286,485
Aviation Capital Group LLC, 2.8750%, 9/17/18	160,000	159,937
GATX Corp, 2.3750%, 7/30/18	3,000	2,996
International Lease Finance Corp, 3.8750%, 4/15/18	17,000	17,003
International Lease Finance Corp, 7.1250%, 9/1/18 (144A)	50,000	50,833
		517,254
Financial Institutions – 3.0%
LeasePlan Corp NV, 2.8750%, 1/22/19 (144A)	200,000	199,373
Insurance – 0%
Fairfax Financial Holdings Ltd, 7.3750%, 4/15/18	3,000	3,005
Natural Gas – 3.3%
HKCG Finance Ltd, 6.2500%, 8/7/18 (144A)	200,000	202,257
WGL Holdings Inc, ICE LIBOR USD 3 Month + 0.4000%, 2.3842%, 11/29/19	22,000	21,957
		224,214
Owned No Guarantee – 3.3%
ICBCIL Finance Co Ltd, 2.6000%, 11/13/18 (144A)	200,000	199,535
Petroleos Mexicanos, 5.5000%, 2/4/19	25,000	25,431
		224,966
Technology – 9.5%
Dell Inc, 5.6500%, 4/15/18	27,000	27,038
EMC Corp, 1.8750%, 6/1/18	315,000	314,088
Fidelity National Information Services Inc, 2.8500%, 10/15/18	52,000	52,024
Hewlett Packard Enterprise Co, 2.8500%, 10/5/18	52,000	52,053
Hewlett Packard Enterprise Co, 2.1000%, 10/4/19 (144A)	12,000	11,841
Juniper Networks Inc, 3.1250%, 2/26/19	19,000	19,024
NXP BV / NXP Funding LLC, 3.7500%, 6/1/18 (144A)	46,000	46,060
Seagate HDD Cayman, 3.7500%, 11/15/18	112,000	112,657
Xerox Corp, 6.3500%, 5/15/18	6,000	6,022
		640,807
Transportation – 4.2%
American Airlines Group Inc, 6.1250%, 6/1/18	280,000	281,050
Total Corporate Bonds (cost $5,199,548)		5,182,548
Foreign Government Bonds – 2.3%
Provincia de Buenos Aires/Argentina, 5.7500%, 6/15/19 (144A) (cost $150,000)	150,000	153,000
Common Stocks – 8.3%
Chemicals – 0.3%
Monsanto Co	159	18,554
Health Care Providers & Services – 4.5%
Aetna Inc	1,806	305,214
Media – 3.1%
Time Warner Inc	2,227	210,630
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
Annaly Capital Management Inc	1,088	11,348
Multi-Utilities – 0.2%
Dominion Energy Inc	242	16,318
Total Common Stocks (cost $593,091)		562,064
Investment Companies – 3.0%
Closed-End Funds – 1.8%
Duff & Phelps Global Utility Income Fund Inc	550	7,684
Nuveen Build America Bond Fund	1,735	36,071
Nuveen Build America Bond Opportunity Fund	1,187	26,185
Nuveen Preferred & Income Opportunities Fund	1,598	15,996
Reaves Utility Income Fund	1,330	37,546
		123,482

Shares/Principal/ Contract Amounts		Value
Investment Companies – (continued)
Exchange-Traded Funds (ETFs) – 1.2%
iShares US Preferred Stock	2,211	$83,045
Total Investment Companies (cost $217,171)		206,527
Exchange-Traded Purchased Options – Calls – 0%
10-Year U.S. Treasury Note Future,
Notional amount $1,574,828, premiums paid $230, unrealized depreciation $(27), exercise price $125.50, expires 4/20/18*	13	203
S&P 500 Index,
Notional amount $1,582,500, premiums paid $81, unrealized depreciation $(51), exercise price $3,300.00, expires 4/20/18*	12	30
WTI Crude,
Notional amount $259,760, premiums paid $52, unrealized depreciation $(12), exercise price $85.00, expires 4/17/18*	4	40
Total Exchange-Traded Purchased Options – Calls (premiums paid $363, unrealized depreciation $(90))		273
OTC Purchased Credit Default Swaptions – Calls – Sell Protection – 0%
Counterparty/Reference Asset
Bank of America:
Credit Default Swap, maturing 12/20/22, fixed rate 5%, payment frequency: quarterly,
Notional amount $1,264,000, premiums paid $126, unrealized depreciation $(71), exercise price $110.00, expires 4/18/18	1,264,000	55
Credit Suisse International:
Credit Default Swap, maturing 12/20/22, fixed rate 5%, payment frequency: quarterly,
Notional amount $492,000, premiums paid $49, unrealized depreciation $(48), exercise price $111.00, expires 4/18/18	492,000	1
JPMorgan Chase & Co.:
Credit Default Swap, maturing 12/20/22, fixed rate 5%, payment frequency: quarterly,
Notional amount $748,000, premiums paid $74, unrealized depreciation $(41), exercise price $110.00, expires 4/18/18	748,000	33
Societe Generale:
Credit Default Swap, maturing 12/20/22, fixed rate 5%, payment frequency: quarterly,
Notional amount $249,000, premiums paid $25, unrealized depreciation $(14), exercise price $110.00, expires 4/18/18	249,000	11
Total OTC Purchased Credit Default Swaptions – Calls – Sell Protection (premiums paid $274, unrealized depreciation $(174))		100
Total Investments (total cost $6,545,382) – 95.4%		6,456,297
Cash, Receivables and Other Assets, net of Liabilities – 4.6%		310,888
Net Assets – 100%		$6,767,185

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$5,121,511	79.3%
Germany	260,937	4.1
Netherlands	245,433	3.8
Hong Kong	202,257	3.1
China	199,535	3.1
Argentina	180,142	2.8
United Kingdom	162,872	2.5
Canada	58,179	0.9
Mexico	25,431	0.4

Total	$6,456,297	100.0%

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year US Treasury Note	59	6/20/18	$59,000	$19,541	$12,516

90-Day Euro	12	6/15/20	30,000	1,500	450
90-Day Euro	12	9/14/20	30,000	1,500	600
90-Day Euro	32	6/17/19	80,000	2,138	(1,600)
90-Day Euro	35	9/16/19	87,500	2,863	(875)
90-Day Euro	36	12/16/19	90,000	2,504	(450)
90-Day Euro	36	3/16/20	90,000	3,150	450
Total - Futures Purchased				33,196	11,091
Futures Sold:
Euro-BOBL	27	6/7/18	27,000	(23,481)	(3,986)
Euro-Bund	46	6/7/18	46,000	(83,563)	(10,646)
Total - Futures Sold				(107,044)	(14,632)
Total				$(73,848)	$(3,541)

Schedule of Exchange-Traded Purchased Options with Variation Margin
Description	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Purchased Call Options:
Euro-Bund Future	5	164.00	EUR	4/20/18	$980,734	$(7)	$-

Schedule of Exchange-Traded Written Options
Description	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
10-Year U.S. Treasury Note Future	13	122.00	USD	4/20/18	$1,574,828	$2,255	$(183)	$(2,438)
S&P 500 Index	8	2,700.00	USD	4/20/18	1,055,000	8,487	487	(8,000)
S&P 500 Index	4	2,750.00	USD	4/20/18	527,500	5,518	3,968	(1,550)
WTI Crude	4	65.00	USD	4/17/18	259,760	6,561	1,561	(5,000)
Total – Exchange-Traded Written Options						$22,821	$5,833	$(16,988)

Schedule of Exchange-Traded Written Options with Variation Margin
Description	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Written Call Options:
Euro-Bund Future	5	160.00	EUR	4/20/18	$980,733	$(253)	$(246)

Schedule of OTC Written Credit Default Swaptions
Counterparty/ Reference Asset	Description	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Swaptions Written, at Value
Written Put Swaptions - Sell Protection:
Bank of America:
	Credit Default Swap, maturing 12/20/22, fixed rate 5%, payment frequency: quarterly	107.00	USD	12/20/22	$1,264,000	$1,788	$32	$(1,756)

Credit Suisse International:
Credit Default Swap, maturing 12/20/22, fixed rate 5%, payment frequency: quarterly	107.00	USD	12/20/22	492,000	1,009	325	(684)
JPMorgan Chase & Co.:
Credit Default Swap, maturing 12/20/22, fixed rate 5%, payment frequency: quarterly	107.00	USD	12/20/22	748,000	1,284	245	(1,039)
Societe Generale:
Credit Default Swap, maturing 12/20/22, fixed rate 5%, payment frequency: quarterly	107.00	USD	12/20/22	249,000	324	(22)	(346)
Total OTC Written Credit Default Swaptions					$4,405	$580	$(3,825)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Portfolio	Payments received by Portfolio	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
3 Month LIBOR	2.5780% Fixed Rate	Semiannual	3/29/20	1,534,000	USD	$750	$(342)	$(183)
3 Month LIBOR	2.5810% Fixed Rate	Semiannual	3/29/20	3,068,000	USD	1,500	278	(366)
3 Month LIBOR	2.5750% Fixed Rate	Semiannual	3/29/20	5,529,000	USD	750	1,805	(644)
3 Month LIBOR	2.6980% Fixed Rate	Semiannual	3/29/20	1,253,000	USD	750	(132)	645
Total						$3,750	$1,609	$(548)

Schedule of OTC Credit Default Swaps - Sell Protection(1)
Counterparty/ Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Outstanding Swap Contracts, at Value Asset/(Liability)

BNP Paribas:

Foreign Government Bonds

People's Republic of China, Fixed Rate 1.00% Paid quarterly	A+	3/20/20	500,000	USD	$1,824	$5,759	$7,583

Citigroup Global Markets:

Foreign Government Bonds

People's Republic of China, Fixed Rate 1.00% Paid quarterly	A+	3/20/20	250,000	USD	1,918	1,874	3,792

Goldman Sachs International:

Foreign Government Bonds

Republic of Indonesia, Fixed Rate 1.00% Paid quarterly	Not Rated	3/20/20	250,000	USD	(4,339)	7,449	3,110
Total					$(597)	$15,082	$14,485
(1)

If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)

If a credit event occurs, the notional amount represents the maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection.

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2018

Market Value
Credit default swaps, long	$ 265,433
Credit default swaps, short	(57,562)
Forward foreign currency exchange contracts, purchased	3,311
Forward foreign currency exchange contracts, sold	342,284
Futures contracts, purchased	11,760,745
Futures contracts, sold	4,838,790
Purchased options contracts, call	514
Purchased options contracts, put	180
Purchased swaption contracts, call	63
Purchased swaption contracts, put	273
Written options contracts, call	17,995
Written options contracts, put	5,515
Written swaption contracts, call	3,055
Written swaption contracts, put	2,778

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
OTC	Over-the-Counter
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2018 is $1,304,713, which represents 19.3% of net assets.

*	Non-income producing security.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$351,785	$-
Corporate Bonds	-	5,182,548	-
Foreign Government Bonds	-	153,000	-

Common Stocks	562,064	-	-
Investment Companies	206,527	-	-
Exchange Traded Purchased Options – Calls	-	273	-
OTC Purchased Credit Default Swaptions – Calls – Buy Protection	-	100	-
Total Investments in Securities	$768,591	$5,687,706	$-
Other Financial Instruments(a):
Outstanding Swap Contracts, at Value	-	14,485	-
Variation Margin Receivable	14,016	645	-
Total Assets	$782,607	$5,702,836	$-
Liabilities
Other Financial Instruments(a):
Options Written, at Value	$-	$16,988	$-
Swaptions Written, at Value	-	3,825	-
Variation Margin Payable	17,557	1,439	-
Total Liabilities	$17,557	$22,252	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson VIT Global Unconstrained Bond Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 12 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks to maximize total return, consistent with preservation of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2018 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

Commodity-Linked Investments

The Portfolio may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Portfolio to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolio may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Portfolio is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Portfolio may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Securities held by the Portfolio that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolio’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Portfolio purchased futures on equity indices to increase exposure to equity risk.

During the period, the Portfolio sold futures on equity indices to decrease exposure to equity risk.

During the period, the Portfolio purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Portfolio sold interest rate futures to decrease exposure to interest rate risk.

During the period, the Portfolio purchased commodity futures to increase exposure to commodity risk.

During the period, the Portfolio sold commodity futures to decrease exposure to commodity risk.

During the period, the Portfolio purchased futures on currency indices to increase exposure to currency risk.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Portfolio may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolio may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolio to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

The Portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Portfolio may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Portfolio purchased call options on various equity indices or equity index futures for the purpose of increasing exposure to broad equity risk.

During the period, the Portfolio purchased put options on various equity index futures for the purpose of decreasing exposure to broad equity risk.

During the period, the Portfolio purchased call options on foreign exchange rates vs. the U.S. dollar in order to increase foreign currency exposure and reduce U.S. dollar exposure where increasing this exposure via the options market was most attractive.

During the period, the Portfolio purchased put options on foreign exchange rates vs. the U.S. dollar in order to decrease foreign currency exposure and increase U.S. dollar exposure where decreasing this exposure via the options market was most attractive.

During the period, the Portfolio purchased call options on bond futures in order to increase interest rate risk exposure where reducing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Portfolio purchased put options on bond futures in order to reduce interest rate risk exposure where reducing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Portfolio purchased call and put options on commodity futures for the purpose of hedging exposure to commodity risk and/or generating income.

In writing an option, the Portfolio bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolio may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Exercise of an option written by the Portfolio could result in the Portfolio buying or selling a security at a price different from the current market value.

During the period, the Portfolio wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Portfolio wrote put options on bond futures in order to increase interest rate risk where increasing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Portfolio wrote call options on various equity index futures for the purpose of decreasing exposure to broad equity risk and/or generating carry.

During the period, the Portfolio wrote put options on various equity index futures for the purpose of increasing exposure to broad equity risk and/or generating carry.

During the period, the Portfolio wrote call options on foreign exchange rates vs. the U.S. dollar in order to reduce currency risk where reducing this exposure via the foreign exchange forward markets was less attractive.

During the period, the Portfolio wrote put options on foreign exchange rates vs. the U.S. dollar in order to increase currency risk where increasing this exposure via the foreign exchange forward markets was less attractive.

During the period, the Portfolio wrote call options on commodity futures for the purpose of decreasing exposure to commodity risk and/or generating income.

During the period, the Portfolio wrote put options on commodity futures for the purpose of increasing exposure to commodity risk and/or generating income.

Options on Swap Contracts (Swaptions)

The Portfolio may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as “swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.

Swaptions can be used for a variety of purposes, including to manage the Portfolio’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Portfolio's exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Portfolio may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Interest rate written receiver swaptions, if exercised by the purchaser, allow the Portfolio to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Portfolio as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Portfolio to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Portfolio as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the Portfolio to buy credit protection through credit default swaps. Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Portfolio as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Portfolio to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Portfolio as the likelihood of a credit event on the reference asset(s) decreases. Swaptions purchased are reported in the Schedule of Investments (if applicable).

During the period, the Portfolio purchased credit default receiver swaptions (call) and sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices.

During the period, the Portfolio purchased credit default payer swaptions (put) and bought protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices.

During the period, the Portfolio sold credit default receiver swaptions (call) in order to gain credit market volatility exposure and to reduce credit exposure.

During the period, the Portfolio sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.

Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.

The Portfolio may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Portfolio does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Portfolio had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Portfolio will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Portfolio may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Portfolio, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Portfolio.

As a buyer of credit protection, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Portfolio as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and potentially received no benefit from the contract.

If the Portfolio is the seller of credit protection against a particular security, the Portfolio would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Portfolio would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

The Portfolio may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Portfolio’s total return. Single-name CDS enable the Portfolio to buy or sell protection against a credit event of a specific issuer. When the Portfolio buys a single-name CDS, the Portfolio will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Portfolio to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Portfolio.

The Portfolio may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A Portfolio holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.

During the period, the Portfolio purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.

During the period, the Portfolio sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

The Portfolio’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

During the period, the Portfolio entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Portfolio benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.

Other Investments and Strategies

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and

Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Exchange-Traded Funds

The Portfolio may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Portfolio invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Portfolio may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Portfolio may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Portfolio is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Sovereign Debt

The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.

When-Issued and Delayed Delivery Securities

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Portfolio may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio may hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2018 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Mid Cap Value Portfolio

Schedule of Investments (unaudited)

March 31, 2018

Shares or Principal Amounts		Value
Common Stocks – 95.6%
Aerospace & Defense – 1.9%
BWX Technologies Inc	33,916	$2,154,683
Auto Components – 2.2%
Aptiv PLC	12,891	1,095,348
Delphi Technologies PLC	29,252	1,393,858
		2,489,206
Banks – 9.3%
Citizens Financial Group Inc	35,878	1,506,158
First Hawaiian Inc	86,192	2,398,723
First Horizon National Corp	146,024	2,749,632
Investors Bancorp Inc	86,950	1,185,998
MB Financial Inc	21,850	884,488
Prosperity Bancshares Inc	27,515	1,998,414
		10,723,413
Building Products – 0.7%
Simpson Manufacturing Co Inc	13,210	760,764
Capital Markets – 2.6%
Affiliated Managers Group Inc	8,034	1,523,086
Invesco Ltd	44,414	1,421,692
		2,944,778
Chemicals – 8.1%
Axalta Coating Systems Ltd*	80,402	2,427,336
NewMarket Corp	3,728	1,497,463
Nutrien Ltd	29,933	1,414,634
Valvoline Inc	72,019	1,593,780
Westlake Chemical Corp	10,329	1,148,068
WR Grace & Co	20,475	1,253,684
		9,334,965
Commercial Services & Supplies – 1.4%
Waste Connections Inc	21,713	1,557,691
Consumer Finance – 0.6%
Discover Financial Services	9,070	652,405
Containers & Packaging – 4.4%
Crown Holdings Inc*	63,642	3,229,832
Graphic Packaging Holding Co	121,929	1,871,610
		5,101,442
Distributors – 1.0%
LKQ Corp*	31,894	1,210,377
Electric Utilities – 4.6%
Alliant Energy Corp	51,049	2,085,862
Great Plains Energy Inc	102,512	3,258,857
		5,344,719
Electrical Equipment – 2.5%
AMETEK Inc	23,517	1,786,587
Generac Holdings Inc*	23,107	1,060,842
		2,847,429
Electronic Equipment, Instruments & Components – 1.3%
Avnet Inc	35,256	1,472,291
Energy Equipment & Services – 0.7%
Keane Group Inc*	52,689	779,797
Equity Real Estate Investment Trusts (REITs) – 10.3%
Equity Commonwealth*	106,039	3,252,216
Equity LifeStyle Properties Inc	37,947	3,330,608
Lamar Advertising Co	39,104	2,489,361
Mid-America Apartment Communities Inc	18,437	1,682,192
Weyerhaeuser Co	32,364	1,132,740
		11,887,117
Food & Staples Retailing – 2.5%
Casey's General Stores Inc	26,633	2,923,504
Food Products – 4.6%
Conagra Brands Inc	79,235	2,922,187
Lamb Weston Holdings Inc	40,674	2,368,040
		5,290,227
Health Care Providers & Services – 2.7%
Laboratory Corp of America Holdings*	19,027	3,077,617
Industrial Conglomerates – 1.6%
Carlisle Cos Inc	18,214	1,901,724
Information Technology Services – 1.9%
Total System Services Inc	25,774	2,223,265

Shares or Principal Amounts		Value
Common Stocks – (continued)
Insurance – 11.2%
Hartford Financial Services Group Inc	54,930	$2,829,994
RenaissanceRe Holdings Ltd	19,199	2,659,254
Torchmark Corp	36,867	3,103,095
XL Group Ltd	77,748	4,296,355
		12,888,698
Life Sciences Tools & Services – 0.7%
Agilent Technologies Inc	11,840	792,096
Machinery – 4.7%
Donaldson Co Inc	33,674	1,517,014
Lincoln Electric Holdings Inc	15,591	1,402,410
Trinity Industries Inc	75,043	2,448,653
		5,368,077
Media – 0.4%
Omnicom Group Inc	7,052	512,469
Metals & Mining – 1.6%
Compass Minerals International Inc	30,395	1,832,819
Oil, Gas & Consumable Fuels – 6.2%
Cimarex Energy Co	20,989	1,962,472
Gulfport Energy Corp*	136,840	1,320,506
Newfield Exploration Co*	37,888	925,225
Noble Energy Inc	97,011	2,939,433
		7,147,636
Professional Services – 1.1%
Dun & Bradstreet Corp	10,476	1,225,692
Software – 2.7%
Check Point Software Technologies Ltd*	15,004	1,490,497
Synopsys Inc*	18,978	1,579,729
		3,070,226
Specialty Retail – 0.7%
O'Reilly Automotive Inc*	3,485	862,119
Trading Companies & Distributors – 1.4%
Fastenal Co	14,801	807,987
GATX Corp	11,210	767,773
		1,575,760
Total Common Stocks (cost $91,551,034)		109,953,006
Repurchase Agreements – 4.5%
Undivided interest of 5.7% in a joint repurchase agreement (principal amount $91,300,000 with a maturity value of $91,312,934) with ING Financial Markets LLC, 1.7000%, dated 3/30/18, maturing 4/2/18 to be repurchased at $5,200,737 collateralized by $91,511,762 in U.S. Treasuries 0% - 6.0000%, 4/12/18 - 2/15/46 with a value of $93,143,677 (cost $5,200,000)	$5,200,000	5,200,000
Total Investments (total cost $96,751,034) – 100.1%		115,153,006
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(94,941)
Net Assets – 100%		$115,058,065

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$112,247,875	97.5%
Israel	1,490,497	1.3
Canada	1,414,634	1.2

Total	$115,153,006	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$109,953,006	$-	$-
Repurchase Agreements	-	5,200,000	-
Total Assets	$109,953,006	$5,200,000	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Mid Cap Value Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 12 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks capital appreciation. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and

Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2018 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Overseas Portfolio

Schedule of Investments (unaudited)

March 31, 2018

Shares or Contract Amounts		Value
Common Stocks – 100.3%
Aerospace & Defense – 3.7%
Safran SA	273,462	$28,975,528
Automobiles – 1.8%
Mahindra & Mahindra Ltd	1,228,492	13,954,770
Banks – 15.4%
BNP Paribas SA	493,075	36,554,808
China Construction Bank Corp	21,507,000	22,348,588
ING Groep NV	1,355,023	22,883,183
Intesa Sanpaolo SpA	1,361,034	4,962,792
Mitsubishi UFJ Financial Group Inc	4,014,400	26,647,951
Permanent TSB Group Holdings PLC*	3,507,426	8,641,815
		122,039,137
Beverages – 5.7%
Ambev SA	2,513,600	18,328,492
Diageo PLC	806,275	27,272,453
		45,600,945
Biotechnology – 2.6%
BeiGene Ltd*	17,478	2,936,304
Shire PLC (ADR)	362,369	18,061,231
		20,997,535
Chemicals – 1.4%
Shin-Etsu Chemical Co Ltd	110,000	11,437,022
Construction & Engineering – 3.0%
13 Holdings Ltd*	2,393,690	211,860
Eiffage SA*	208,008	23,692,534
		23,904,394
Diversified Telecommunication Services – 4.0%
Nippon Telegraph & Telephone Corp	676,100	31,412,406
Electronic Equipment, Instruments & Components – 1.1%
Keyence Corp	13,600	8,513,918
Food Products – 0.7%
Associated British Foods PLC	166,004	5,802,670
Hotels, Restaurants & Leisure – 3.3%
GVC Holdings PLC	1,583,913	20,442,476
Merlin Entertainments PLC	1,209,855	5,887,089
		26,329,565
Household Durables – 2.4%
Sony Corp	388,700	18,932,078
Industrial Conglomerates – 1.4%
Siemens AG	85,654	10,923,850
Insurance – 7.6%
AIA Group Ltd	2,833,600	24,190,855
NN Group NV	353,219	15,684,912
Sony Financial Holdings Inc	1,122,200	20,571,626
		60,447,393
Internet & Direct Marketing Retail – 3.2%
Ctrip.com International Ltd (ADR)*	268,948	12,538,356
MakeMyTrip Ltd*	377,468	13,098,140
		25,636,496
Internet Software & Services – 9.2%
Alibaba Group Holding Ltd (ADR)*	208,937	38,348,297
iQIYI Inc*	388,934	6,047,924
Tencent Holdings Ltd	532,900	28,367,821
		72,764,042
Metals & Mining – 6.0%
ArcelorMittal*	297,831	9,445,498
Hindustan Zinc Ltd	3,692,019	17,093,778
Rio Tinto Ltd	373,621	20,995,661
		47,534,937
Oil, Gas & Consumable Fuels – 5.9%
Canadian Natural Resources Ltd	572,567	18,018,683
Petroleo Brasileiro SA (ADR)*	1,044,173	14,764,606
TOTAL SA	250,867	14,255,948
		47,039,237
Pharmaceuticals – 4.9%
AstraZeneca PLC	127,080	8,739,502
Eisai Co Ltd	118,400	7,638,081
Indivior PLC*	1,242,458	7,110,287

Shares or Contract Amounts		Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Sanofi	195,137	$15,678,366
		39,166,236
Real Estate Management & Development – 0.9%
Leopalace21 Corp	869,600	7,115,615
Semiconductor & Semiconductor Equipment – 5.2%
ASML Holding NV	139,377	27,571,950
Taiwan Semiconductor Manufacturing Co Ltd*	1,652,000	14,041,343
		41,613,293
Software – 2.8%
Nexon Co Ltd*	1,286,800	21,832,267
Specialty Retail – 0.9%
Industria de Diseno Textil SA	214,621	6,725,858
Technology Hardware, Storage & Peripherals – 1.7%
Samsung Electronics Co Ltd	5,860	13,657,173
Textiles, Apparel & Luxury Goods – 3.8%
Cie Financiere Richemont SA*	137,142	12,323,371
Samsonite International SA	3,934,500	17,991,724
		30,315,095
Thrifts & Mortgage Finance – 1.2%
LIC Housing Finance Ltd*	1,148,614	9,453,431
Water Utilities – 0.5%
Cia de Saneamento do Parana	199,120	3,619,267
Total Common Stocks (cost $581,562,771)		795,744,158
OTC Purchased Options – Puts – 0.1%
Counterparty/Reference Asset
Bank of America:
Alibaba Group Holding Ltd (ADR),
Notional amount $(13,196,526), premiums paid $908,097, unrealized depreciation $(446,820), exercise price $170.00, expires 6/15/18*	719	461,277
UBS AG:
Tencent Holdings Ltd,
Notional amount $(9,420,711), premiums paid $391,064, unrealized depreciation $(324,964), exercise price $320.00, expires 6/28/18*	1,805	66,100
Total OTC Purchased Options – Puts (premiums paid $1,299,161, unrealized depreciation $(771,784))		527,377
Total Investments (total cost $582,861,932) – 100.4%		796,271,535
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(2,778,172)
Net Assets – 100%		$793,493,363

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$154,100,964	19.4%
France	128,602,682	16.2
China	108,178,363	13.6
United Kingdom	93,315,708	11.7
Netherlands	66,140,045	8.3
India	53,600,119	6.7
Hong Kong	42,394,439	5.3
Brazil	36,712,365	4.6
Australia	20,995,661	2.6
Canada	18,018,683	2.3
Taiwan	14,041,343	1.8
South Korea	13,657,173	1.7
Switzerland	12,323,371	1.5
Germany	10,923,850	1.4
Ireland	8,641,815	1.1
Spain	6,725,858	0.8
Italy	4,962,792	0.6
United States	2,936,304	0.4

Total	$796,271,535	100.0%

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended September 30, 2017. Unless otherwise indicated, all information in the table is for the period ended September 30, 2017.

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/18
Investment Companies – 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	$12,714	$—	$—	$—
Total Affiliated Investments – 0.0%	$12,714	$—	$—	$—

(1)For securities that were affiliated for a portion of the period ended March 31, 2018, this column reflects amounts for the entire period ended March 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 3/31/18
Investment Companies – 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	5,519,619	32,909,356	(38,428,975)	—

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2018

Market Value
Purchased options contracts, call	$ 612,773

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2018.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Aerospace & Defense	$-	$28,975,528	$-
Automobiles	-	13,954,770	-
Banks	-	122,039,137	-
Beverages	18,328,492	27,272,453	-
Biotechnology	2,936,304	18,061,231	-
Chemicals	-	11,437,022	-
Construction & Engineering	-	23,904,394	-
Diversified Telecommunication Services	-	31,412,406	-
Electronic Equipment, Instruments & Components	-	8,513,918	-
Food Products	-	5,802,670	-
Hotels, Restaurants & Leisure	-	26,329,565	-
Household Durables	-	18,932,078	-
Industrial Conglomerates	-	10,923,850	-
Insurance	-	60,447,393	-
Internet Software & Services	44,396,221	28,367,821	-
Metals & Mining	-	47,534,937	-
Oil, Gas & Consumable Fuels	32,783,289	14,255,948	-
Pharmaceuticals	-	39,166,236	-
Real Estate Management & Development	-	7,115,615	-
Semiconductor & Semiconductor Equipment	-	41,613,293	-
Software	-	21,832,267	-
Specialty Retail	-	6,725,858	-
Technology Hardware, Storage & Peripherals	-	13,657,173	-
Textiles, Apparel & Luxury Goods	-	30,315,095	-
Thrifts & Mortgage Finance	-	9,453,431	-
All Other	29,255,763	-	-
OTC Purchased Options – Puts	-	527,377	-
Total Assets	$127,700,069	$668,571,466	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Overseas Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 12 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $20,601,335 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2018 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Portfolio may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolio may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

The Portfolio may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Portfolio may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Portfolio purchased put options on various equity securities for the purpose of decreasing exposure to broad equity risk.

Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital  believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2018 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2018 and through the date of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Research Portfolio

Schedule of Investments (unaudited)

March 31, 2018

Shares		Value
Common Stocks – 99.5%
Aerospace & Defense – 2.2%
L3 Technologies Inc	33,221	$6,909,968
Northrop Grumman Corp	13,034	4,550,430
		11,460,398
Airlines – 1.0%
United Continental Holdings Inc*	76,812	5,336,130
Auto Components – 1.2%
Aptiv PLC	72,984	6,201,450
Beverages – 1.9%
Coca-Cola Co	220,421	9,572,884
Biotechnology – 4.9%
AnaptysBio Inc*	21,777	2,266,550
Biogen Inc*	19,311	5,287,738
Celgene Corp*	50,270	4,484,587
Global Blood Therapeutics Inc*	29,327	1,416,494
Insmed Inc*	42,980	967,910
Neurocrine Biosciences Inc*	44,214	3,666,667
Puma Biotechnology Inc*	44,456	3,025,231
Regeneron Pharmaceuticals Inc*	11,466	3,948,432
		25,063,609
Building Products – 0.7%
AO Smith Corp	60,981	3,877,782
Capital Markets – 1.9%
Blackstone Group LP	52,233	1,668,844
Intercontinental Exchange Inc	45,869	3,326,420
TD Ameritrade Holding Corp	80,332	4,758,064
		9,753,328
Chemicals – 2.5%
Air Products & Chemicals Inc	44,714	7,110,867
Sherwin-Williams Co	14,825	5,813,179
		12,924,046
Construction Materials – 0.8%
Vulcan Materials Co	37,530	4,284,800
Consumer Finance – 0.4%
Synchrony Financial	64,517	2,163,255
Containers & Packaging – 1.9%
Ball Corp	135,429	5,377,886
Sealed Air Corp	104,615	4,476,476
		9,854,362
Diversified Consumer Services – 0.5%
ServiceMaster Global Holdings Inc*	49,984	2,541,686
Electrical Equipment – 1.9%
AMETEK Inc	54,906	4,171,209
Sensata Technologies Holding NV*	104,092	5,395,088
		9,566,297
Electronic Equipment, Instruments & Components – 1.6%
Amphenol Corp	44,711	3,850,958
Flex Ltd*	268,436	4,383,560
		8,234,518
Equity Real Estate Investment Trusts (REITs) – 2.2%
American Tower Corp	49,548	7,201,306
Equinix Inc	6,051	2,530,165
Invitation Homes Inc	67,151	1,533,057
		11,264,528
Food & Staples Retailing – 0.5%
Costco Wholesale Corp	13,503	2,544,370
Food Products – 0.7%
Hershey Co	35,450	3,508,132
Health Care Equipment & Supplies – 2.0%
Boston Scientific Corp*	181,208	4,950,603
DexCom Inc*	69,447	5,150,189
		10,100,792
Health Care Providers & Services – 2.2%
Humana Inc	26,392	7,094,961
Universal Health Services Inc	34,630	4,100,538
		11,195,499
Health Care Technology – 0.7%
athenahealth Inc*	24,801	3,547,287

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 4.4%
Aramark	77,276	$3,057,039
Dunkin' Brands Group Inc	46,174	2,756,126
McDonald's Corp	50,944	7,966,623
Norwegian Cruise Line Holdings Ltd*	44,980	2,382,591
Starbucks Corp	116,225	6,728,265
		22,890,644
Independent Power and Renewable Electricity Producers – 0.3%
NRG Energy Inc	49,417	1,508,701
Information Technology Services – 6.4%
Amdocs Ltd	62,710	4,184,011
Gartner Inc*	32,972	3,878,167
Mastercard Inc	60,981	10,681,432
Visa Inc	100,610	12,034,968
Worldpay Inc*	26,611	2,188,489
		32,967,067
Insurance – 1.0%
Progressive Corp	83,528	5,089,361
Internet & Direct Marketing Retail – 6.5%
Amazon.com Inc*	17,327	25,078,060
Booking Holdings Inc*	3,391	7,054,602
Wayfair Inc*	24,288	1,640,169
		33,772,831
Internet Software & Services – 8.2%
Alphabet Inc - Class C*	30,592	31,564,520
Facebook Inc*	66,221	10,581,454
		42,145,974
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific Inc	22,662	4,678,797
Machinery – 2.5%
Illinois Tool Works Inc	40,521	6,348,020
Parker-Hannifin Corp	38,038	6,505,639
		12,853,659
Media – 3.1%
Comcast Corp	206,136	7,043,667
Liberty Media Corp-Liberty Formula One*	72,164	2,226,259
Walt Disney Co	66,882	6,717,628
		15,987,554
Oil, Gas & Consumable Fuels – 0.5%
Anadarko Petroleum Corp	26,739	1,615,303
Enterprise Products Partners LP	46,463	1,137,414
		2,752,717
Personal Products – 1.1%
Estee Lauder Cos Inc	39,466	5,908,849
Pharmaceuticals – 2.5%
Eli Lilly & Co	78,005	6,035,247
Mylan NV*	75,609	3,112,823
Nektar Therapeutics*	33,103	3,517,525
		12,665,595
Professional Services – 1.6%
CoStar Group Inc*	14,645	5,311,449
Verisk Analytics Inc*	27,187	2,827,448
		8,138,897
Real Estate Investment Trusts (REITs) – 0%
Colony American Homes III¢,§	442,372	28,415
Road & Rail – 1.3%
CSX Corp	121,284	6,756,732
Semiconductor & Semiconductor Equipment – 5.4%
Broadcom Ltd	34,893	8,222,535
Lam Research Corp	18,837	3,826,925
Microchip Technology Inc	76,795	7,015,991
Texas Instruments Inc	87,391	9,079,051
		28,144,502
Software – 12.3%
Activision Blizzard Inc	125,973	8,498,139
Adobe Systems Inc*	60,866	13,151,925
Microsoft Corp	200,969	18,342,441
salesforce.com Inc*	87,065	10,125,659
SS&C Technologies Holdings Inc	50,751	2,722,284
Tyler Technologies Inc*	27,243	5,747,183
Ultimate Software Group Inc*	21,351	5,203,239
		63,790,870
Specialty Retail – 2.2%
Home Depot Inc	48,663	8,673,693

Shares		Value
Common Stocks – (continued)
Specialty Retail – (continued)
Tractor Supply Co	44,578	$2,809,306
		11,482,999
Technology Hardware, Storage & Peripherals – 4.3%
Apple Inc	133,389	22,380,006
Textiles, Apparel & Luxury Goods – 1.3%
NIKE Inc	80,340	5,337,790
Under Armour Inc*	82,980	1,190,763
		6,528,553
Tobacco – 1.6%
Altria Group Inc	135,366	8,436,009
Trading Companies & Distributors – 0.4%
Fastenal Co	38,320	2,091,889
Total Common Stocks (cost $381,469,029)		513,995,774
Investment Companies – 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº,£ (cost $2,641,000)	2,641,000	2,641,000
Total Investments (total cost $384,110,029) – 100.0%		516,636,774
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(6,765)
Net Assets – 100%		$516,630,009

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/18
Investment Companies – 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	$9,201	$—	$—	$2,641,000

(1) For securities that were affiliated for a portion of the period ended March 31, 2018, this column reflects amounts for the entire period ended March 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 3/31/18
Investment Companies – 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	6,311,000	23,032,911	(26,702,911)	2,641,000

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2018.

¢	Security is valued using significant unobservable inputs.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§	Schedule of Restricted and Illiquid Securities (as of March 31, 2018)
Value as a

	Acquisition			% of Net
	Date	Cost	Value	Assets
Colony American Homes III	1/30/13	$35,020	$28,415	0.0%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2018. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks
Real Estate Investment Trusts (REITs)	$-	$-	$28,415
All Other	513,967,359	-	-
Investment Companies	-	2,641,000	-
Total Assets	$513,967,359	$2,641,000	$28,415

Organization and Significant Accounting Policies

Janus Henderson VIT Research Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 12 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2018.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital Management LLC (“Janus Capital”) has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2018 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2018 and through the date of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

March 31, 2018

Shares		Value
Common Stocks – 99.0%
Aerospace & Defense – 3.7%
Boeing Co	4,300	$1,409,884
General Dynamics Corp	15,200	3,357,680
Harris Corp	8,400	1,354,752
L3 Technologies Inc	15,700	3,265,600
Lockheed Martin Corp	31,900	10,779,967
Northrop Grumman Corp	24,000	8,378,880
Raytheon Co	48,900	10,553,598
Rockwell Collins Inc	8,500	1,146,225
United Technologies Corp	3,700	465,534
		40,712,120
Air Freight & Logistics – 1.8%
CH Robinson Worldwide Inc	116,900	10,954,699
Expeditors International of Washington Inc	130,300	8,247,990
FedEx Corp	2,200	528,242
		19,730,931
Airlines – 0.1%
United Continental Holdings Inc*	16,200	1,125,414
Auto Components – 0.1%
Aptiv PLC	11,100	943,167
BorgWarner Inc	11,200	562,576
		1,505,743
Automobiles – 0.1%
General Motors Co	15,900	577,806
Banks – 3.6%
Bank of America Corp	134,800	4,042,652
BB&T Corp	15,900	827,436
Citigroup Inc	12,700	857,250
Citizens Financial Group Inc	138,600	5,818,428
Comerica Inc	10,400	997,672
Fifth Third Bancorp	122,400	3,886,200
Huntington Bancshares Inc/OH	40,200	607,020
JPMorgan Chase & Co	22,000	2,419,340
KeyCorp	63,500	1,241,425
M&T Bank Corp	38,294	7,059,882
People's United Financial Inc	320,500	5,980,530
PNC Financial Services Group Inc	11,500	1,739,260
Regions Financial Corp	77,700	1,443,666
SunTrust Banks Inc	13,600	925,344
US Bancorp	9,900	499,950
Zions Bancorporation	20,900	1,102,057
		39,448,112
Beverages – 1.6%
Brown-Forman Corp	9,900	538,560
Coca-Cola Co	63,800	2,770,834
Constellation Brands Inc	8,000	1,823,360
Dr Pepper Snapple Group Inc	4,300	509,034
PepsiCo Inc	106,400	11,613,560
		17,255,348
Biotechnology – 0.5%
AbbVie Inc	400	37,860
Alexion Pharmaceuticals Inc*	29,600	3,299,216
Celgene Corp*	7,200	642,312
Gilead Sciences Inc	7,300	550,347
Incyte Corp*	6,300	524,979
Regeneron Pharmaceuticals Inc*	2,200	757,592
		5,812,306
Building Products – 0.1%
Johnson Controls International PLC	22,061	777,430
Capital Markets – 4.3%
Ameriprise Financial Inc	3,000	443,820
Bank of New York Mellon Corp	51,500	2,653,795
Cboe Global Markets Inc	16,100	1,837,010
Charles Schwab Corp	16,300	851,186
CME Group Inc	107,000	17,306,180
E*TRADE Financial Corp*	35,000	1,939,350
Intercontinental Exchange Inc	138,510	10,044,745
Moody's Corp	4,700	758,110
Morgan Stanley	85,600	4,618,976

Shares		Value
Common Stocks – (continued)
Capital Markets – (continued)
Nasdaq Inc	9,400	$810,468
Northern Trust Corp	6,500	670,345
Raymond James Financial Inc	6,700	599,047
S&P Global Inc	3,700	706,922
State Street Corp	28,300	2,822,359
T Rowe Price Group Inc	7,700	831,369
		46,893,682
Chemicals – 1.1%
Albemarle Corp	11,500	1,066,510
CF Industries Holdings Inc	35,900	1,354,507
DowDuPont Inc	31,624	2,014,765
Eastman Chemical Co	5,400	570,132
FMC Corp	12,100	926,497
International Flavors & Fragrances Inc	3,800	520,258
LyondellBasell Industries NV	7,200	760,896
Monsanto Co	35,400	4,130,826
Sherwin-Williams Co	1,100	431,332
		11,775,723
Commercial Services & Supplies – 1.1%
Republic Services Inc	142,000	9,404,660
Waste Management Inc	31,000	2,607,720
		12,012,380
Communications Equipment – 0.1%
Cisco Systems Inc	18,100	776,309
F5 Networks Inc*	4,700	679,667
		1,455,976
Construction & Engineering – 0.1%
Fluor Corp	6,000	343,320
Quanta Services Inc*	12,200	419,070
		762,390
Construction Materials – 0.2%
Martin Marietta Materials Inc	6,100	1,264,530
Vulcan Materials Co	4,200	479,514
		1,744,044
Consumer Finance – 0.1%
American Express Co	7,300	680,944
Discover Financial Services	5,400	388,422
Navient Corp	24,400	320,128
		1,389,494
Containers & Packaging – 0.3%
Avery Dennison Corp	18,900	2,008,125
Packaging Corp of America	6,600	743,820
		2,751,945
Diversified Consumer Services – 0.3%
H&R Block Inc	134,600	3,420,186
Diversified Financial Services – 0.3%
Berkshire Hathaway Inc*	16,000	3,191,680
Diversified Telecommunication Services – 1.4%
AT&T Inc	380,232	13,555,271
Verizon Communications Inc	33,500	1,601,970
		15,157,241
Electric Utilities – 7.3%
American Electric Power Co Inc	5,300	363,527
Duke Energy Corp	131,200	10,164,064
Edison International	45,900	2,921,994
Entergy Corp	8,000	630,240
Exelon Corp	11,600	452,516
FirstEnergy Corp	22,100	751,621
NextEra Energy Inc	22,100	3,609,593
PG&E Corp	9,000	395,370
PPL Corp	31,000	876,990
Southern Co	1,158,800	51,752,008
Xcel Energy Inc	160,200	7,285,896
		79,203,819
Electrical Equipment – 0.2%
AMETEK Inc	12,500	949,625
Eaton Corp PLC	7,700	615,307
Rockwell Automation Inc	2,700	470,340
		2,035,272
Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp	12,600	1,085,238
FLIR Systems Inc	20,300	1,015,203

Shares		Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
TE Connectivity Ltd	3,800	$379,620
		2,480,061
Energy Equipment & Services – 0.7%
Baker Hughes a GE Co	21,600	599,832
Helmerich & Payne Inc	9,600	638,976
Schlumberger Ltd	7,200	466,416
TechnipFMC PLC	202,100	5,951,845
		7,657,069
Equity Real Estate Investment Trusts (REITs) – 1.3%
Alexandria Real Estate Equities Inc	3,400	424,626
American Tower Corp	6,400	930,176
AvalonBay Communities Inc	24,200	3,979,932
Crown Castle International Corp	3,800	416,518
Duke Realty Corp	21,800	577,264
Equinix Inc	1,500	627,210
Equity Residential	8,700	536,094
Essex Property Trust Inc	15,400	3,706,472
Extra Space Storage Inc	5,400	471,744
Iron Mountain Inc	9,900	325,314
Prologis Inc	12,200	768,478
SBA Communications Corp*	5,900	1,008,428
UDR Inc	9,400	334,828
Ventas Inc	6,800	336,804
Welltower Inc	4,800	261,264
		14,705,152
Food & Staples Retailing – 3.0%
Kroger Co	13,300	318,402
Sysco Corp	139,800	8,382,408
Walmart Inc	267,500	23,799,475
		32,500,285
Food Products – 8.9%
Campbell Soup Co	56,800	2,460,008
Conagra Brands Inc	345,800	12,753,104
General Mills Inc	808,700	36,440,022
Hershey Co	145,700	14,418,472
Kellogg Co	404,300	26,283,543
Tyson Foods Inc	55,900	4,091,321
		96,446,470
Health Care Equipment & Supplies – 3.3%
Abbott Laboratories	5,800	347,536
Align Technology Inc*	4,200	1,054,746
Baxter International Inc	12,000	780,480
Becton Dickinson and Co	60,923	13,202,014
Boston Scientific Corp*	16,300	445,316
Cooper Cos Inc	5,000	1,144,050
Danaher Corp	7,500	734,325
DENTSPLY SIRONA Inc	6,700	337,077
Intuitive Surgical Inc*	32,100	13,251,843
Medtronic PLC	7,700	617,694
Varian Medical Systems Inc*	2,100	257,565
Zimmer Biomet Holdings Inc	38,700	4,219,848
		36,392,494
Health Care Providers & Services – 5.4%
Aetna Inc	40,864	6,906,016
AmerisourceBergen Corp	68,600	5,914,006
Anthem Inc	8,200	1,801,540
Centene Corp*	13,700	1,464,119
Cigna Corp	55,300	9,276,022
DaVita Inc*	1,900	125,286
HCA Healthcare Inc	6,900	669,300
Humana Inc	59,200	15,914,736
Laboratory Corp of America Holdings*	83,900	13,570,825
Quest Diagnostics Inc	7,700	772,310
UnitedHealth Group Inc	5,200	1,112,800
Universal Health Services Inc	8,900	1,053,849
		58,580,809
Health Care Technology – 0.1%
Cerner Corp*	11,200	649,600
Hotels, Restaurants & Leisure – 4.3%
Carnival Corp	10,500	688,590
Chipotle Mexican Grill Inc*,#	6,600	2,132,526
Darden Restaurants Inc	81,800	6,973,450
Hilton Worldwide Holdings Inc	5,600	441,056

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Marriott International Inc/MD	6,000	$815,880
McDonald's Corp	198,700	31,072,706
Wynn Resorts Ltd	28,700	5,233,732
		47,357,940
Household Durables – 0.2%
DR Horton Inc	11,700	512,928
Garmin Ltd	7,200	424,296
PulteGroup Inc	23,600	695,964
		1,633,188
Household Products – 10.3%
Clorox Co	192,200	25,583,742
Colgate-Palmolive Co	81,500	5,841,920
Kimberly-Clark Corp	290,600	32,003,778
Procter & Gamble Co	611,300	48,463,864
		111,893,304
Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy Inc	18,900	577,017
Industrial Conglomerates – 0.2%
Honeywell International Inc	5,000	722,550
Roper Technologies Inc	4,700	1,319,243
		2,041,793
Information Technology Services – 1.1%
Accenture PLC	6,200	951,700
Cognizant Technology Solutions Corp	8,200	660,100
CSRA Inc	19,900	820,477
DXC Technology Co	8,700	874,611
Fidelity National Information Services Inc	9,300	895,590
Global Payments Inc	6,700	747,184
International Business Machines Corp	4,800	736,464
Mastercard Inc	13,500	2,364,660
PayPal Holdings Inc*	13,500	1,024,245
Total System Services Inc	20,800	1,794,208
Visa Inc	11,800	1,411,516
		12,280,755
Insurance – 2.0%
Aflac Inc	21,000	918,960
Allstate Corp	10,100	957,480
American International Group Inc	1,300	70,746
Aon PLC	9,000	1,262,970
Arthur J Gallagher & Co	9,900	680,427
Chubb Ltd	6,982	954,928
Everest Re Group Ltd	2,700	693,414
Hartford Financial Services Group Inc	56,000	2,885,120
Lincoln National Corp	2,200	160,732
Loews Corp	59,900	2,978,827
Marsh & McLennan Cos Inc	12,000	991,080
MetLife Inc	62,800	2,881,892
Principal Financial Group Inc	10,500	639,555
Progressive Corp	15,200	926,136
Prudential Financial Inc	6,300	652,365
Torchmark Corp	7,800	656,526
Unum Group	16,700	795,087
Willis Towers Watson PLC	2,300	350,037
XL Group Ltd	38,400	2,121,984
		21,578,266
Internet & Direct Marketing Retail – 0.7%
Amazon.com Inc*	600	868,404
Booking Holdings Inc*	300	624,117
Expedia Group Inc	21,500	2,373,815
Netflix Inc*	8,800	2,599,080
TripAdvisor Inc*	37,500	1,533,375
		7,998,791
Internet Software & Services – 0.3%
Akamai Technologies Inc*	20,200	1,433,796
eBay Inc*	14,900	599,576
Facebook Inc*	4,500	719,055
VeriSign Inc*	6,800	806,208
		3,558,635
Leisure Products – 0.4%
Hasbro Inc	57,700	4,864,110
Life Sciences Tools & Services – 1.1%
Agilent Technologies Inc	1,100	73,590
Illumina Inc*	34,700	8,203,774

Shares		Value
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
IQVIA Holdings Inc*	6,600	$647,526
Mettler-Toledo International Inc*	1,000	575,030
Thermo Fisher Scientific Inc	2,100	433,566
Waters Corp*	12,900	2,562,585
		12,496,071
Machinery – 1.1%
Caterpillar Inc	3,700	545,306
Cummins Inc	3,500	567,315
Deere & Co	44,500	6,911,740
Dover Corp	7,600	746,472
Fortive Corp	11,100	860,472
Pentair PLC	8,100	551,853
Stanley Black & Decker Inc	2,600	398,320
Xylem Inc/NY	12,800	984,576
		11,566,054
Media – 0.6%
CBS Corp	42,600	2,189,214
News Corp	30,200	477,160
Time Warner Inc	7,000	662,060
Twenty-First Century Fox Inc - Class A	26,000	953,940
Twenty-First Century Fox Inc - Class B	59,600	2,167,652
Walt Disney Co	4,800	482,112
		6,932,138
Metals & Mining – 1.3%
Freeport-McMoRan Inc	55,000	966,350
Newmont Mining Corp	345,300	13,490,871
		14,457,221
Multiline Retail – 0.8%
Dollar General Corp	13,800	1,290,990
Target Corp	101,000	7,012,430
		8,303,420
Multi-Utilities – 4.3%
Ameren Corp	7,600	430,388
CenterPoint Energy Inc	22,700	621,980
Consolidated Edison Inc	499,200	38,907,648
Dominion Energy Inc	33,900	2,285,877
DTE Energy Co	7,400	772,560
Public Service Enterprise Group Inc	10,200	512,448
Sempra Energy	4,200	467,124
WEC Energy Group Inc	52,749	3,307,362
		47,305,387
Oil, Gas & Consumable Fuels – 2.5%
Anadarko Petroleum Corp	13,700	827,617
Andeavor	7,300	734,088
Apache Corp	6,100	234,728
Cabot Oil & Gas Corp	105,800	2,537,084
Chevron Corp	7,500	855,300
Cimarex Energy Co	18,700	1,748,450
Concho Resources Inc*	4,500	676,485
ConocoPhillips	21,300	1,262,877
Devon Energy Corp	9,300	295,647
EOG Resources Inc	9,200	968,484
Exxon Mobil Corp	29,700	2,215,917
Kinder Morgan Inc/DE	28,500	429,210
Marathon Oil Corp	24,600	396,798
Marathon Petroleum Corp	7,400	541,014
ONEOK Inc	11,000	626,120
Phillips 66	27,100	2,599,432
Pioneer Natural Resources Co	4,000	687,120
Range Resources Corp	30,100	437,654
Valero Energy Corp	17,500	1,623,475
Williams Cos Inc	324,300	8,062,098
		27,759,598
Personal Products – 0.1%
Estee Lauder Cos Inc	4,400	658,768
Pharmaceuticals – 4.5%
Bristol-Myers Squibb Co	12,700	803,275
Eli Lilly & Co	66,000	5,106,420
Johnson & Johnson	301,000	38,573,150
Merck & Co Inc	17,200	936,884
Pfizer Inc	100,500	3,566,745
Zoetis Inc	5,900	492,709
		49,479,183

Shares		Value
Common Stocks – (continued)
Professional Services – 0.2%
Equifax Inc	3,000	$353,430
Robert Half International Inc	19,600	1,134,644
Verisk Analytics Inc*	3,800	395,200
		1,883,274
Road & Rail – 0.6%
CSX Corp	16,700	930,357
JB Hunt Transport Services Inc	18,600	2,178,990
Kansas City Southern	7,800	856,830
Norfolk Southern Corp	3,000	407,340
Union Pacific Corp	14,500	1,949,235
		6,322,752
Semiconductor & Semiconductor Equipment – 2.5%
Analog Devices Inc	9,054	825,091
Applied Materials Inc	7,500	417,075
Broadcom Ltd	2,200	518,430
Intel Corp	9,500	494,760
Lam Research Corp	8,800	1,787,808
Microchip Technology Inc	1,300	118,768
Micron Technology Inc*	186,000	9,698,040
NVIDIA Corp	29,000	6,716,110
Qorvo Inc*	7,200	507,240
QUALCOMM Inc	39,600	2,194,236
Texas Instruments Inc	4,400	457,116
Xilinx Inc	50,100	3,619,224
		27,353,898
Software – 1.3%
Activision Blizzard Inc	10,900	735,314
Adobe Systems Inc*	2,600	561,808
ANSYS Inc*	2,600	407,394
Cadence Design Systems Inc*	14,100	518,457
Intuit Inc	2,000	346,700
Microsoft Corp	10,100	921,827
Red Hat Inc*	9,200	1,375,492
salesforce.com Inc*	25,800	3,000,540
Symantec Corp	200,800	5,190,680
Synopsys Inc*	15,200	1,265,248
		14,323,460
Specialty Retail – 2.5%
AutoZone Inc*	36,500	23,677,185
Best Buy Co Inc	17,600	1,231,824
CarMax Inc*	9,500	588,430
Tiffany & Co	10,500	1,025,430
Ulta Beauty Inc*	2,000	408,540
		26,931,409
Technology Hardware, Storage & Peripherals – 1.6%
Apple Inc	77,100	12,935,838
Hewlett Packard Enterprise Co	51,700	906,818
HP Inc	32,600	714,592
NetApp Inc	25,700	1,585,433
Western Digital Corp	10,800	996,516
		17,139,197
Textiles, Apparel & Luxury Goods – 0.5%
Michael Kors Holdings Ltd*	12,500	776,000
NIKE Inc	8,700	578,028
PVH Corp	5,400	817,722
Tapestry Inc	24,400	1,283,684
VF Corp	25,700	1,904,884
		5,360,318
Tobacco – 2.2%
Altria Group Inc	389,700	24,286,104
Trading Companies & Distributors – 0.4%
United Rentals Inc*	4,400	760,012
WW Grainger Inc	11,600	3,274,332
		4,034,344
Water Utilities – 0%
American Water Works Co Inc	6,000	492,780
Total Common Stocks (cost $898,667,644)		1,079,020,157
Investment Companies – 1.1%
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.5300%ºº,£	1,613,700	1,613,700

Shares		Value
Investment Companies – (continued)
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº,£	10,026,165	$10,026,165
Total Investment Companies (cost $11,639,865)		11,639,865
Total Investments (total cost $910,307,509) – 100.1%		1,090,660,022
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(854,765)
Net Assets – 100%		$1,089,805,257

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,084,708,177	99.5%
United Kingdom	5,951,845	0.5

Total	$1,090,660,022	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/18
Investment Companies – 1.1%
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.5300%ºº	$3,833∆	$—	$—	$1,613,700
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	36,160	—	—	10,026,165

Total Affiliated Investments – 1.1%	$39,993	$—	$—	$11,639,865

(1) For securities that were affiliated for a portion of the period ended March 31, 2018, this column reflects amounts for the entire period ended March 31, 2018 and not just the period in which the security was affiliated.

	Share Balance at 12/31/17	Purchases	Sales	Share Balance at 3/31/18
Investment Companies – 1.1%
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.5300%ºº	1,071,250	21,745,176	(21,202,726)	1,613,700
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 1.6505%ºº	11,015,250	23,937,915	(24,927,000)	10,026,165

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2018.

#	Loaned security; a portion of the security is on loan at March 31, 2018.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2018.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$1,079,020,157	$-	$-
Investment Companies	-	11,639,865	-
Total Assets	$1,079,020,157	$11,639,865	$-

Organization and Significant Accounting Policies

Janus Henderson VIT U.S. Low Volatility Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 12 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks capital appreciation. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2018 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.

Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

To the extent that real estate-related securities may be included in the Portfolio’s named benchmark index, INTECH’s mathematical investment process may select equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2018 can be found in a table located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2018 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Aspen Series

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Aspen Series

(Principal Executive Officer)
Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Aspen Series

(Principal Executive Officer)
Date: May 30, 2018

By: /s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series

(Principal Accounting Officer and Principal Financial Officer)

Date: May 30, 2018